                                                  [STYLE SELECT SERIES(SM) LOGO]
A Message From The President
--------------------------------------------------------------------------------

                                                                   June 22, 1998

Dear Shareholder:

     We are pleased to present to you the semiannual update of your Style Select Series Portfolios. As you are aware, we added four new portfolios to Style Select Series in October of 1997. We believe that the addition of those portfolios greatly enhanced your ability to construct a more efficient investment portfolio. With eight selections of style-based mutual funds to choose from (each managed by the combined talents of three highly regarded money managers), you have the ability to reduce risk and increase diversification in an increasingly complex investment environment. Thus far, we hope that you have been pleased with the results. While we are pleased, we are not satisfied. We continue to monitor each of the investment professionals for each portfolio in an effort to ensure that they maintain their integrity to style-based investing while performing at a level that our investors expect.

     Looking to the future, we will continue to strive for excellence for our shareholders while seeking innovative ways to service their investment needs. We believe style-based investing is not only innovative, but that it helps to clarify the landscape of mutual fund investing. It is our intention to make things easier for the investor, not more confusing. With that in mind, we successfully launched our ninth portfolio of Style Select Series, the 'FOCUS' Portfolio, on June 8, 1998. Focus Portfolio employs the same multi-managed approach to investing as our other portfolios but with a more concentrated growth strategy. We are very excited about this product as well as our other Style Select offerings.

     Thank you for contributing to the continuing success of the Style Select Series. We value your confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President

2

[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- April 30, 1998 (unaudited)

                                                      LARGE-CAP       MID-CAP       AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH          GROWTH          BLEND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     ---------------------------------------------------------
ASSETS:
Investment securities, at value*..................   $31,041,468    $86,765,660    $126,034,814    $29,595,559
Repurchase agreements (cost equals market)........       456,000             --       6,465,000        476,000
Short-term securities*............................       100,000      8,101,677       3,600,000        555,472
Cash..............................................       520,303            665         882,853         76,971
Receivable for shares of beneficial interest
  sold............................................     1,073,329      1,037,422       1,120,793        312,173
Receivable for investments sold...................            --      2,142,278       2,286,490        220,456
Deferred organizational expenses..................         7,370         31,867          31,867          7,370
Receivable from investment adviser................        17,158         24,099          34,536         17,118
Interest and dividends receivable.................        10,710         11,109          35,326         42,094
Prepaid expenses and other assets.................        28,797            738             961         28,797
                                                     -----------    -----------    ------------    -----------
  Total assets....................................    33,255,135     98,115,515     140,492,640     31,332,010
                                                     -----------    -----------    ------------    -----------
LIABILITIES:
Payable for fund shares repurchased...............     1,137,143         61,583          45,138        243,189
Other accrued expenses............................        49,048        146,365         212,030         50,566
Investment advisory and management fees payable...        26,247         74,189         109,154         25,630
Distribution and service maintenance fees
  payable.........................................        17,951         58,635          80,331         15,797
Payable for investments purchased.................            --      2,748,024       3,172,545        169,128
Written call options, at value (proceeds $16,034
  on Aggressive Growth Portfolio).................            --             --          24,000             --
                                                     -----------    -----------    ------------    -----------
    Total liabilities.............................     1,230,389      3,088,796       3,643,198        504,310
                                                     -----------    -----------    ------------    -----------
      Net assets..................................   $32,024,746    $95,026,719    $136,849,442    $30,827,700
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value (1 billion shares
  authorized).....................................   $       229    $       583    $        754    $       221
Paid-in capital...................................    28,422,813     74,864,767     106,386,975     27,556,970
                                                     -----------    -----------    ------------    -----------
                                                      28,423,042     74,865,350     106,387,729     27,557,191
Accumulated undistributed net investment income
  (loss)..........................................      (151,763)      (607,166)       (733,607)        37,033
Accumulated undistributed net realized gain (loss)
  on investments, foreign currency, other assets
  and liabilities.................................      (782,710)     4,746,326       1,342,858      1,280,516
Net unrealized appreciation of investments........     4,536,177     16,022,209      29,860,428      1,952,960
Net unrealized depreciation on written options
  contracts.......................................            --             --          (7,966)            --
                                                     -----------    -----------    ------------    -----------
    Net assets....................................   $32,024,746    $95,026,719    $136,849,442    $30,827,700
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------

*Identified cost

Investment securities.............................   $26,505,291    $70,743,451    $ 96,174,386    $27,642,599
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------
Short-term securities.............................   $   100,000    $ 8,101,677    $  3,600,000    $   555,472
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------

See Notes to Financial Statements

                                                                               3
                                                  [STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- April 30, 1998 (unaudited) -- (continued)

                                                      LARGE-CAP       MID-CAP       AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH          GROWTH          BLEND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     ---------------------------------------------------------
CLASS A:

Net assets........................................   $13,251,092    $31,091,908    $ 55,092,094    $17,357,051

Shares outstanding................................       943,575      1,895,126       3,019,210      1,239,924

Net asset value and redemption price per share....   $     14.04    $     16.41    $      18.25    $     14.00

Maximum sales charge (5.75% of offering price)....          0.86           1.00            1.11           0.85
                                                     -----------    -----------    ------------    -----------

Maximum offering price to public..................   $     14.90    $     17.41    $      19.36    $     14.85
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------

CLASS B:

Net assets........................................   $15,345,557    $55,516,179    $ 72,392,239    $11,895,319

Shares outstanding................................     1,097,557      3,415,891       4,006,224        852,890

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     13.98    $     16.25    $      18.07    $     13.95
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------

CLASS C:

Net assets........................................   $ 3,428,097    $ 8,418,632    $  9,338,526    $ 1,575,330

Shares outstanding................................       245,214        517,329         516,363        113,017

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     13.98    $     16.27    $      18.09    $     13.94
                                                     -----------    -----------    ------------    -----------
                                                     -----------    -----------    ------------    -----------

CLASS Z:

Net assets........................................                                 $     26,583

Shares outstanding................................                                        1,457

Net asset value, offering and redemption price per
  share...........................................                                 $      18.25
                                                                                   ------------
                                                                                   ------------

See Notes to Financial Statements

4

[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- April 30, 1998 (unaudited) -- (continued)

                                                      LARGE-CAP                      SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE           VALUE          EQUITY
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -----------------------------------------------------------
ASSETS:
Investment securities, at value*..................   $33,666,697    $216,791,151    $42,099,273     $ 79,142,371
Repurchase agreements (cost equals market)........     1,535,000       5,196,000      3,972,000        1,393,000
Short-term securities*............................       897,000       7,090,914      1,192,000        1,600,000
Cash..............................................         3,862           6,129            849           20,067
Foreign cash......................................            --              --             --          583,995
Receivable for shares of beneficial interest
  sold............................................       729,843       1,585,361        917,406          568,026
Receivable for investments sold...................        24,620         381,058        248,444          827,743
Deferred organizational expenses..................         7,370          31,867          7,370           31,867
Receivable from investment adviser................        18,008          45,660         19,079           32,445
Interest and dividends receivable.................        43,093         171,278         42,238          299,511
Foreign currency contracts........................            --              --             --        1,513,496
Prepaid expenses and other assets.................        28,797           1,597         28,797            1,708
Unrealized appreciation of foreign currency
  contracts.......................................            --              --             --          234,791
                                                     -----------    ------------    -----------    -------------
  Total assets....................................    36,954,290     231,301,015     48,527,456       86,249,020
                                                     -----------    ------------    -----------    -------------
LIABILITIES:
Payable for investments purchased.................       153,046       2,317,310      2,280,314        1,078,989
Payable for fund shares repurchased...............        40,656         111,508         35,149           58,827
Other accrued expenses............................        44,193         391,783         35,886          229,385
Investment advisory and management fees payable...        28,560         183,138         35,327           73,902
Distribution and service maintenance fees
  payable.........................................        23,004         137,473         27,516           53,151
Foreign currency contracts........................            --              --             --        1,514,076
Unrealized depreciation of foreign currency
  contracts.......................................            --              --             --          142,138
                                                     -----------    ------------    -----------    -------------
  Total liabilities...............................       289,459       3,141,212      2,414,192        3,150,468
                                                     -----------    ------------    -----------    -------------
    Net assets....................................   $36,664,831    $228,159,803    $46,113,264     $ 83,098,552
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value (1 billion shares
  authorized).....................................   $       267    $      1,304    $       342     $        605
Paid-in capital...................................    33,916,432     194,466,925     43,585,340       77,146,035
                                                     -----------    ------------    -----------    -------------
                                                      33,916,699     194,468,229     43,585,682       77,146,640
Accumulated undistributed net investment
  income (loss)...................................       (21,493)       (422,206)        77,281         (161,272)
Accumulated undistributed net realized gain (loss)
  on investments, foreign currency, other assets
  and liabilities.................................       193,611       3,185,096        723,029       (1,870,873)
Net unrealized appreciation of investments........     2,576,014      30,928,739      1,727,272        7,905,425
Net unrealized appreciation (depreciation) of
  foreign currency, other assets and
  liabilities.....................................            --             (55)            --           78,632
                                                     -----------    ------------    -----------    -------------
    Net assets....................................   $36,664,831    $228,159,803    $46,113,264     $ 83,098,552
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

*Identified cost

Investment securities.............................   $31,090,683    $185,862,412    $40,372,001     $ 71,236,946
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------
Short-term securities.............................   $   897,000    $  7,090,914    $ 1,192,000     $  1,600,000
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                                      LARGE-CAP                      SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE           VALUE          EQUITY
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -----------------------------------------------------------
CLASS A:

Net assets........................................   $10,931,405    $ 87,347,796    $15,536,234     $ 26,375,648

Shares outstanding................................       793,844       4,965,332      1,148,275        1,908,242

Net asset value and redemption price per share....   $     13.77    $      17.59    $     13.53     $      13.82

Maximum sales charge (5.75% of offering price)....          0.84            1.07           0.83             0.84
                                                     -----------    ------------    -----------    -------------

Maximum offering price to public..................   $     14.61    $      18.66    $     14.36     $      14.66
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS B:

Net assets........................................   $21,718,182    $124,047,765    $25,361,324     $ 50,212,754

Shares outstanding................................     1,583,775       7,116,257      1,882,260        3,669,978

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     13.71    $      17.43    $     13.47     $      13.68
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS C:

Net assets........................................   $ 3,991,628    $ 16,703,122    $ 5,192,590     $  6,499,764

Shares outstanding................................       290,964         958,265        385,126          474,965

Net asset value, offering and redemption price per
  share (excluding any applicable contingent
  deferred sales charge)..........................   $     13.72    $      17.43    $     13.48     $      13.68
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

CLASS Z:

Net assets........................................   $    23,616    $     61,120    $    23,116     $     10,386

Shares outstanding................................         1,715           3,474          1,708              751

Net asset value, offering and redemption price per
  share...........................................   $     13.77    $      17.59    $     13.54     $      13.83
                                                     -----------    ------------    -----------    -------------
                                                     -----------    ------------    -----------    -------------

See Notes to Financial Statements

6

[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF OPERATIONS -- For the six months ended April 30, 1998 (unaudited)

                                                      LARGE-CAP       MID-CAP      AGGRESSIVE      LARGE-CAP
                                                       GROWTH         GROWTH         GROWTH          BLEND
                                                     PORTFOLIO@     PORTFOLIO#     PORTFOLIO#     PORTFOLIO@
                                                     --------------------------------------------------------
INVESTMENT INCOME:
Income:
  Interest........................................   $    13,708    $   123,535    $   240,785    $    32,903
  Dividends*......................................       102,409         67,727        198,725        257,019
                                                     -----------    -----------    -----------    -----------
    Total investment income.......................       116,117        191,262        439,510        289,922
                                                     -----------    -----------    -----------    -----------
Expenses:
  Investment advisory and management fees.........       140,211        358,366        541,977        140,363
  Distribution and service maintenance fees
    Class A.......................................        34,970         39,302         77,869         36,688
    Class B.......................................        33,623        215,548        283,629         31,878
    Class C.......................................         6,673         30,527         35,855          3,660
  Transfer agent fees and expenses
    Class A.......................................        27,976         33,637         66,740         29,351
    Class B.......................................         9,415         68,960         90,736          8,926
    Class C.......................................         1,868          9,769         11,474          1,025
    Class Z.......................................            --             --          1,260             --
  Registration fees
    Class A.......................................        14,951         18,244         23,726         15,196
    Class B.......................................        11,636         38,044         29,841         11,549
    Class C.......................................         9,927          9,999          8,395          9,776
    Class Z.......................................            --             --             28             --
  Audit and tax consulting fees...................        29,865         13,575         13,575         29,865
  Printing expense................................        27,150         11,765         45,250         27,150
  Custodian fees and expenses.....................        23,836         60,922         92,135         23,862
  Amortization of organizational expenses.........            --          4,453          4,453             --
  Legal fees and expenses.........................         3,620         13,575         23,530          3,620
  Trustees' fees and expenses.....................         1,218          6,976         16,516          1,230
  Miscellaneous expenses..........................           905          7,530         11,318            905
  Insurance expense...............................            --            130            189             --
                                                     -----------    -----------    -----------    -----------
    Total expenses................................       377,844        941,322      1,378,496        375,044
    Less: expenses waived/reimbursed by investment
      adviser.....................................      (102,075)      (143,537)      (206,140)      (102,098)
                                                     -----------    -----------    -----------    -----------
    Net expenses..................................       275,769        797,785      1,172,356        272,946
                                                     -----------    -----------    -----------    -----------
Net investment income (loss)......................      (159,652)      (606,523)      (732,846)        16,976
                                                     -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments...........      (598,145)     4,890,888      1,456,351      1,328,909
Net realized gain (loss) on foreign currency and
  other assets and liabilities....................            --              2             --            (33)
Net change in unrealized appreciation of
  investments.....................................     5,805,583      9,225,917     16,255,090      2,994,960
Net change in unrealized depreciation on written
  options contracts...............................            --             --         (7,966)            --
                                                     -----------    -----------    -----------    -----------
Net realized and unrealized gain on investments,
  foreign currency and other assets and
  liabilities.....................................     5,207,438     14,116,807     17,703,475      4,323,836
                                                     -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:.....................................   $ 5,047,786    $13,510,284    $16,970,629    $ 4,340,812
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

*Net of foreign withholding taxes on dividends
  of..............................................   $       723    $       136             --    $     2,558
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996
See Notes to Financial Statements

                                                  [STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF OPERATIONS -- For the six months ended April 30, 1998
                           (unaudited) -- (continued)

                                                      LARGE-CAP                     SMALL-CAP     INTERNATIONAL
                                                        VALUE          VALUE          VALUE          EQUITY
                                                     PORTFOLIO@     PORTFOLIO#     PORTFOLIO@      PORTFOLIO#
                                                     ----------------------------------------------------------
INVESTMENT INCOME:
Income:
  Interest........................................   $    44,756    $   364,423    $    67,297     $    197,901
  Dividends*......................................       204,634      1,126,897        297,230          421,629
                                                     -----------    -----------    -----------    -------------
    Total investment income.......................       249,390      1,491,320        364,527          619,530
                                                     -----------    -----------    -----------    -------------
Expenses:
  Investment advisory and management fees.........       138,601        873,550        151,184          402,979
  Distribution and service maintenance fees
    Class A.......................................        26,533        112,973         24,237           42,060
    Class B.......................................        53,495        488,650         69,183          220,999
    Class C.......................................         9,289         62,096         12,743           25,168
  Transfer agent fees and expenses
    Class A.......................................        21,226         96,789         19,390           32,426
    Class B.......................................        14,979        156,358         19,371           64,090
    Class C.......................................         2,601         19,871          3,568            7,299
    Class Z.......................................           675          1,260          1,260            1,125
  Registration fees
    Class A.......................................        13,745         56,273         13,417           21,830
    Class B.......................................        12,630         94,244         13,414           43,390
    Class C.......................................        10,057         16,608         10,230            9,592
    Class Z.......................................            15             28             28               25
  Audit and tax consulting fees...................        29,865          7,125         29,865           13,575
  Printing expense................................        27,150         13,300         27,150           10,860
  Custodian fees and expenses.....................        23,562        148,504         25,701          164,855
  Amortization of organizational expenses.........            --          4,453             --            4,453
  Legal fees and expenses.........................         3,620         23,750          3,620           13,575
  Trustees' fees and expenses.....................         1,214         16,700          1,215           13,134
  Miscellaneous expenses..........................           905          6,842            905            7,595
  Insurance expense...............................            --            262             --              123
                                                     -----------    -----------    -----------    -------------
    Total expenses................................       390,162      2,199,636        426,481        1,099,153
    Less: expenses waived/reimbursed by investment
      adviser.....................................      (102,648)      (286,790)      (104,127)        (195,490)
                                                     -----------    -----------    -----------    -------------
    Net expenses..................................       287,514      1,912,846        322,354          903,663
                                                     -----------    -----------    -----------    -------------
Net investment income (loss)......................       (38,124)      (421,526)        42,173         (284,133)
                                                     -----------    -----------    -----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments+..........       193,611      3,241,999        723,029       (1,822,173)
Net realized gain (loss) on foreign currency and
  other assets and liabilities....................            --           (166)            --          392,448
Net change in unrealized appreciation of
  investments.....................................     3,911,810     20,198,618      2,495,274       10,845,342
Net change in unrealized appreciation/depreciation
  of foreign currency and other assets and
  liabilities.....................................            --             16             --          (14,247)
                                                     -----------    -----------    -----------    -------------
Net realized and unrealized gain on investments,
  foreign currency and other assets and
  liabilities.....................................     4,105,421     23,440,467      3,218,303        9,401,370
                                                     -----------    -----------    -----------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:                                        $ 4,067,297    $23,018,941    $ 3,260,476     $  9,117,237
                                                     -----------    -----------    -----------    -------------
                                                     -----------    -----------    -----------    -------------

*Net of foreign withholding taxes on dividends
  of..............................................   $     1,897    $     9,938    $       560     $     90,102
                                                     -----------    -----------    -----------    -------------
                                                     -----------    -----------    -----------    -------------
+Net of foreign withholding taxes on capital gains
  of..............................................   $        --    $        --    $        --     $     45,029
                                                     -----------    -----------    -----------    -------------
                                                     -----------    -----------    -----------    -------------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

8

[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF CHANGES IN NET ASSETS

                                                          LARGE-CAP GROWTH
                                                             PORTFOLIO@            MID-CAP GROWTH PORTFOLIO#
                                                     --------------------------    --------------------------
                                                       FOR THE                       FOR THE
                                                     SIX MONTHS       FOR THE      SIX MONTHS       FOR THE
                                                        ENDED         PERIOD          ENDED         PERIOD
                                                      APRIL 30,        ENDED        APRIL 30,        ENDED
                                                        1998        OCTOBER 31,       1998        OCTOBER 31,
                                                     (UNAUDITED)       1997        (UNAUDITED)       1997
                                                     --------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................   $  (159,652)   $     3,674    $  (606,523)   $  (595,692)
  Net realized gain (loss) on investments.........      (598,145)      (184,565)     4,890,888        208,124
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................            --             --              2         (1,597)
  Net change in unrealized
    appreciation/depreciation of investments......     5,805,583     (1,269,406)     9,225,917      6,796,292
                                                     -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting
    from operations...............................     5,047,786     (1,450,297)    13,510,284      6,407,127
                                                     -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9).....................     2,428,401     25,998,856     22,688,237     52,396,071
                                                     -----------    -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS......................     7,476,187     24,548,559     36,198,521     58,803,198

NET ASSETS:
Beginning of period...............................    24,548,559             --     58,828,198         25,000
                                                     -----------    -----------    -----------    -----------
End of period [including undistributed net
  investment income (loss) for April 30, 1998 and
  October 31, 1997 of ($151,763), $7,889 and
  ($607,166), ($643), respectively]...............   $32,024,746    $24,548,559    $95,026,719    $58,828,198
                                                     -----------    -----------    -----------    -----------
                                                     -----------    -----------    -----------    -----------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                                          AGGRESSIVE GROWTH
                                                             PORTFOLIO#             LARGE-CAP BLEND PORTFOLIO@
                                                     ---------------------------    --------------------------
                                                       FOR THE                        FOR THE
                                                      SIX MONTHS       FOR THE      SIX MONTHS       FOR THE
                                                        ENDED          PERIOD          ENDED         PERIOD
                                                      APRIL 30,         ENDED        APRIL 30,        ENDED
                                                         1998        OCTOBER 31,       1998        OCTOBER 31,
                                                     (UNAUDITED)        1997        (UNAUDITED)       1997
                                                     ---------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................   $   (732,846)   $  (597,946)   $    16,976    $    15,564
  Net realized gain (loss) on investments.........      1,456,351      1,155,918      1,328,909        (48,360)
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................             --             --            (33)           191
  Net change in unrealized
    appreciation/depreciation of investments......     16,255,090     13,605,338      2,994,960     (1,042,000)
  Net change in unrealized depreciation on written
    option contracts..............................         (7,966)            --             --             --
                                                     ------------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting
    from operations...............................     16,970,629     14,163,310      4,340,812     (1,074,605)
                                                     ------------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments (Class
    A)............................................       (291,095)            --             --             --
  From net realized gains on investments (Class
    B)............................................       (365,194)            --             --             --
  From net realized gains on investments (Class
    C)............................................        (45,708)            --             --             --
                                                     ------------    -----------    -----------    -----------

Total dividends and distributions to
  shareholders....................................       (701,997)            --             --             --
                                                     ------------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9).....................     27,510,449     78,882,051      1,809,908     25,751,585
                                                     ------------    -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS......................     43,779,081     93,045,361      6,150,720     24,676,980

NET ASSETS:
Beginning of period...............................     93,070,361         25,000     24,676,980             --
                                                     ------------    -----------    -----------    -----------
End of period [including undistributed net
  investment income (loss) for April 30, 1998 and
  October 31, 1997 of ($733,607), ($761); and
  $37,033, $20,057, respectively].................   $136,849,442    $93,070,361    $30,827,700    $24,676,980
                                                     ------------    -----------    -----------    -----------
                                                     ------------    -----------    -----------    -----------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

10

[STYLE SELECT SERIES(SM) LOGO]

STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                        LARGE-CAP VALUE PORTFOLIO@               VALUE PORTFOLIO#
                                                     --------------------------------    --------------------------------
                                                        FOR THE                             FOR THE
                                                       SIX MONTHS         FOR THE          SIX MONTHS         FOR THE
                                                         ENDED             PERIOD            ENDED             PERIOD
                                                       APRIL 30,           ENDED           APRIL 30,           ENDED
                                                          1998          OCTOBER 31,           1998          OCTOBER 31,
                                                      (UNAUDITED)           1997          (UNAUDITED)           1997
                                                     --------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................    $    (38,124)     $     12,304      $    (421,526)    $    (249,203)
  Net realized gain (loss) on investments.........         193,611                --          3,241,999         5,614,072
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................              --                --               (166)              (19)
  Net change in unrealized
    appreciation/depreciation of investments......       3,911,810        (1,335,796)        20,198,618        10,730,121
  Net change in unrealized
    appreciation/depreciation of foreign currency
    and other assets and liabilities..............              --                --                 16               (71)
                                                     --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations...............................       4,067,297        (1,323,492)        23,018,941        16,094,900
                                                     --------------    --------------    --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments (Class
    A)............................................              --                --         (1,938,244)               --
  From net realized gains on investments (Class
    B)............................................              --                --         (3,147,503)               --
  From net realized gains on investments (Class
    C)............................................              --                --           (364,243)               --
                                                     --------------    --------------    --------------    --------------

Total dividends and distributions to
  shareholders....................................              --                --         (5,449,990)               --
                                                     --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)........       7,860,184        26,060,842         75,295,406       119,175,546
                                                     --------------    --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS......................      11,927,481        24,737,350         92,864,357       135,270,446

NET ASSETS:
Beginning of period...............................      24,737,350                --        135,295,446            25,000
                                                     --------------    --------------    --------------    --------------
End of period [including undistributed net
  investment income (loss) for April 30, 1998 and
  October 31, 1997 of ($21,493), $16,631 and
  ($422,206), ($680), respectively]...............    $ 36,664,831      $ 24,737,350      $ 228,159,803     $ 135,295,446
                                                     --------------    --------------    --------------    --------------
                                                     --------------    --------------    --------------    --------------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                                        SMALL-CAP VALUE PORTFOLIO@       INTERNATIONAL EQUITY PORTFOLIO#
                                                     --------------------------------    --------------------------------
                                                        FOR THE                             FOR THE
                                                       SIX MONTHS         FOR THE          SIX MONTHS         FOR THE
                                                         ENDED             PERIOD            ENDED             PERIOD
                                                       APRIL 30,           ENDED           APRIL 30,           ENDED
                                                          1998          OCTOBER 31,           1998          OCTOBER 31,
                                                      (UNAUDITED)           1997          (UNAUDITED)           1997
                                                     --------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)....................    $     42,173      $     30,175      $   (284,133)     $   (110,177)
  Net realized gain (loss) on investments.........         723,029                --        (1,822,173)          843,851
  Net realized gain (loss) on foreign currency and
    other assets and liabilities..................              --                --           392,448           209,293
  Net change in unrealized
    appreciation/depreciation of investments......       2,495,274          (768,002)       10,845,342        (4,158,649)
  Net change in unrealized
    appreciation/depreciation of foreign currency
    and other assets and liabilities..............              --                --           (14,247)           94,498
                                                     --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations...............................       3,260,476          (737,827)        9,117,237        (3,121,184)
                                                     --------------    --------------    --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments (Class
    A)............................................              --                --          (431,327)               --
  From net realized gains on investments (Class
    B)............................................              --                --          (773,322)               --
  From net realized gains on investments (Class
    C)............................................              --                --           (80,350)               --
                                                     --------------    --------------    --------------    --------------

Total dividends and distributions to
  shareholders....................................              --                --        (1,284,999)               --
                                                     --------------    --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)........      17,869,627        25,720,988         3,785,918        74,576,580
                                                     --------------    --------------    --------------    --------------

TOTAL INCREASE IN NET ASSETS......................      21,130,103        24,983,161        11,618,156        71,455,396

NET ASSETS:
Beginning of period...............................      24,983,161                --        71,480,396            25,000
                                                     --------------    --------------    --------------    --------------
End of period [including undistributed net
  investment income (loss) for April 30, 1998 and
  October 31, 1997 of $77,281, $35,108; and
  ($161,272), $122,861 respectively]..............    $ 46,113,264      $ 24,983,161      $ 83,098,552      $ 71,480,396
                                                     --------------    --------------    --------------    --------------
                                                     --------------    --------------    --------------    --------------

------------------
@ Commenced operations October 15, 1997
#  Commenced operations November 19, 1996

See Notes to Financial Statements

12

[STYLE SELECT SERIES(SM) LOGO]

FINANCIAL HIGHLIGHTS

                                                   NET                     DIVIDENDS
                                     NET       GAIN (LOSS)      TOTAL        FROM      DISTRI-
                     NET ASSET     INVEST-      ON INVEST-       FROM         NET      BUTIONS
                       VALUE,        MENT      MENTS (BOTH     INVEST-      INVEST-     FROM      TOTAL
      PERIOD         BEGINNING      INCOME     REALIZED AND      MENT        MENT      CAPITAL   DISTRI-
       ENDED         OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   ------------   ----------   ---------   -------   -------
LARGE-CAP GROWTH PORTFOLIO
--------------------------

                                                CLASS A
                                                -------
10/15/97-10/31/97...   $12.50       $   --        $(0.71)       $(0.71)       $--      $    --   $    --
4/30/98(5).........     11.79        (0.06)         2.31          2.25         --           --        --

                                                CLASS B
                                                -------
10/15/97-10/31/97...    12.50           --         (0.71)        (0.71)        --           --        --
4/30/98(5).........     11.79        (0.11)         2.30          2.19         --           --        --

                                                CLASS C
                                                -------
10/15/97-10/31/97...    12.50           --         (0.72)        (0.72)        --           --        --
4/30/98(5).........     11.78        (0.10)         2.30          2.20         --           --        --


                      NET                                             RATIO OF NET
                     ASSET               NET ASSETS     RATIO OF       INVESTMENT
                     VALUE,                END OF       EXPENSES     INCOME (LOSS)
      PERIOD         END OF    TOTAL       PERIOD      TO AVERAGE    TO AVERAGE NET   PORTFOLIO
       ENDED         PERIOD  RETURN(2)    (000'S)      NET ASSETS     ASSETS(3)(4)    TURNOVER
-------------------  ------  ---------   ----------   ------------   --------------   --------
LARGE-CAP GROWTH PORTFOLIO
--------------------------



10/15/97-10/31/97..  $11.79     (5.68)%   $ 23,609        1.78%            0.34%           1%
4/30/98(5).........   14.04     12.32       13,251        1.78            (0.93)          19



10/15/97-10/31/97..   11.79     (5.68)         773        2.43            (0.84)           1
4/30/98(5).........   13.98     11.84       15,346        2.43            (1.67)          19



10/15/97-10/31/97..   11.78     (5.76)         166        2.43            (0.42)           1
4/30/98(5).........   13.98     11.84        3,428        2.43            (1.68)          19


MID-CAP GROWTH PORTFOLIO
------------------------
                                                CLASS A
                                                -------
11/19/96-10/31/97...   $12.50       $(0.16)       $ 1.37        $ 1.21        $--      $    --   $    --
4/30/98(5).........     13.71        (0.09)         2.79          2.70         --           --        --

                                                CLASS B
                                                -------
11/19/96-10/31/97...    12.50        (0.25)         1.38          1.13         --           --        --
4/30/98(5).........     13.63        (0.14)         2.76          2.62         --           --        --

                                                CLASS C
                                                -------
3/06/97-10/31/97...     11.93        (0.18)         1.89          1.71         --           --        --
4/30/98(5).........     13.64        (0.14)         2.77          2.63         --           --        --


MID-CAP GROWTH PORTFOLIO
------------------------

11/19/96-10/31/97..  $13.71      9.68%    $ 18,404        1.85%           (1.19)%         97%
4/30/98(5).........   16.41     31.28       31,092        1.78            (1.25)          57



11/19/96-10/31/97..   13.63      9.04       35,739        2.47            (1.92)          97
4/30/98(5).........   16.25     30.00       55,516        2.43            (1.90)          57



3/06/97-10/31/97...   13.64     14.33        4,685        2.45            (1.97)          97
4/30/98(5).........   16.27     36.38        8,419        2.43            (1.90)          57



AGGRESSIVE GROWTH PORTFOLIO
---------------------------
                                                CLASS A
                                                -------
11/19/96-10/31/97...   $12.50       $(0.11)       $ 3.51        $ 3.40        $--      $    --   $    --
4/30/98(5).........     15.90        (0.08)         2.54          2.46         --        (0.11)    (0.11)

                                                CLASS B
                                                -------
11/19/96-10/31/97...    12.50        (0.24)         3.54          3.30         --           --        --
4/30/98(5).........     15.80        (0.13)         2.51          2.38         --        (0.11)    (0.11)

                                                CLASS C
                                                -------
3/06/97-10/31/97...     13.38        (0.17)         2.59          2.42         --           --        --
4/30/98(5).........     15.80        (0.13)         2.53          2.40         --        (0.11)    (0.11)

                                                CLASS Z
                                                -------
4/3/98-4/30/98(5)...    18.30        (0.01)        (0.04)        (0.05)        --           --        --


AGGRESSIVE GROWTH PORTFOLIO
---------------------------

11/19/96-10/31/97..  $15.90     27.20%    $ 38,537        1.84%           (0.77)%        150%
4/30/98(5).........   18.25     47.09       55,092        1.78            (0.97)          80



11/19/96-10/31/97..   15.80     26.40       48,594        2.47            (1.58)         150
4/30/98(5).........   18.07     45.64       72,392        2.43            (1.62)          80



3/06/97-10/31/97...   15.80     18.09        5,939        2.45            (1.68)         150
4/30/98(5).........   18.09     36.22        9,339        2.43            (1.62)          80



4/3/98-4/30/98(5)..   18.25     (0.27)          26        1.21            (0.49)          80


LARGE-CAP BLEND PORTFOLIO
-------------------------
                                                CLASS A
                                                -------
10/15/97-10/31/97...   $12.50       $ 0.01        $(0.53)       $(0.52)       $--      $    --   $    --
4/30/98(5).........     11.98         0.02          2.00          2.02         --           --        --

                                                CLASS B
                                                -------
10/15/96-10/31/97...    12.50           --         (0.54)        (0.54)        --           --        --
4/30/98(5).........     11.96        (0.03)         2.02          1.99         --           --        --

                                                CLASS C
                                                -------
10/15/97-10/31/97...    12.50           --         (0.53)        (0.53)        --           --        --
4/30/98(5).........     11.97        (0.03)         2.00          1.97         --           --        --


LARGE-CAP BLEND PORTFOLIO
-------------------------

10/15/97-10/31/97..  $11.98     (4.16)%   $ 23,593        1.78%            1.35%           2%
4/30/98(5).........   14.00     12.00       17,357        1.78             0.30           53


10/15/96-10/31/97..   11.96     (4.32)         941        2.43             0.29            2
4/30/98(5).........   13.95     11.60       11,895        2.43            (0.40)          53


10/15/97-10/31/97..   11.97     (4.24)         143        2.43             0.54            2
4/30/98(5).........   13.94     11.52        1,575        2.43            (0.41)          53

------------------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97    4/30/98
                               --------    -------
   Large-Cap Growth A.......      .59%        .63%
   Large-Cap Growth B.......     1.53%        .79%
   Large-Cap Growth C.......     3.29%       1.93%
   Mid-Cap Growth A.........      .34%        .36%
   Mid-Cap Growth B.........      .42%        .40%
   Mid-Cap Growth C.........      .96%        .55%

   (5) Unaudited


                               10/31/97    4/30/98
                               --------    -------
   Aggressive Growth A......      .26%        .36%
   Aggressive Growth B......      .32%        .38%
   Aggressive Growth C......      .73%        .51%
   Aggressive Growth Z......        --     127.47%
   Large-Cap Blend A........      .58%        .62%
   Large-Cap Blend B........     1.26%        .82%
   Large-Cap Blend C........     3.12%       3.12%

See Notes to Financial Statements

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                                        NET                     DIVIDENDS
                                           NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-              NET
                           NET ASSET     INVEST-     ON INVEST-       FROM         NET      BUTIONS             ASSET
                             VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-     FROM      TOTAL    VALUE,
         PERIOD            BEGINNING     INCOME     REALIZED AND      MENT        MENT      CAPITAL   DISTRI-   END OF     TOTAL
          ENDED            OF PERIOD    (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS    BUTIONS   PERIOD   RETURN(2)
-------------------------  ----------   ---------   ------------   ----------   ---------   -------   -------   ------   ---------
LARGE-CAP VALUE PORTFOLIO
-------------------------
                                                         CLASS A
                                                         -------
10/15/97-10/31/97........    $12.50      $  0.01       $(0.65)       $(0.64)       $--      $    --   $    --   $11.86      (5.12)%
4/30/98(5)...............     11.86           --         1.91          1.91         --           --        --    13.77      10.16

                                                         CLASS B
                                                         -------
10/15/96-10/31/97........     12.50           --        (0.64)        (0.64)        --           --        --    11.86      (5.12)
4/30/98(5)...............     11.86        (0.04)        1.89          1.85         --           --        --    13.71       9.68

                                                         CLASS C
                                                         -------
10/15/97-10/31/97........     12.50           --        (0.64)        (0.64)        --           --        --    11.86      (5.12)
4/30/98(5)...............     11.86        (0.04)        1.90          1.86         --           --        --    13.72       9.76

                                                         CLASS Z
                                                         -------
4/16/98-4/30/98(5).......     13.86           --        (0.09)        (0.09)        --           --        --    13.77      (0.65)


                                                       RATIO OF NET
                           NET ASSETS    RATIO OF       INVESTMENT
                             END OF      EXPENSES     INCOME (LOSS)
         PERIOD              PERIOD     TO AVERAGE    TO AVERAGE NET   PORTFOLIO
          ENDED             (000'S)     NET ASSETS     ASSETS(3)(4)    TURNOVER
-------------------------  ----------   -----------   --------------   ---------
LARGE-CAP VALUE PORTFOLIO
-------------------------


10/15/97-10/31/97........   $ 23,240        1.78%           1.07%          --%
4/30/98(5)...............     10,931        1.78            0.03           15



10/15/96-10/31/97........      1,325        2.43            0.22           --
4/30/98(5)...............     21,718        2.43           (0.65)          15



10/15/97-10/31/97........        172        2.43            0.53           --
4/30/98(5)...............      3,992        2.43           (0.63)          15



4/16/98-4/30/98(5).......         24        1.20            0.50           15


VALUE PORTFOLIO
---------------
                                                         CLASS A
                                                         -------
11/19/96-10/31/97........    $12.50      $    --       $ 3.59        $ 3.59        $--      $    --   $    --   $16.09      28.72%
4/30/98(5)...............     16.09        (0.01)        2.10          2.09         --        (0.59)    (0.59)   17.59      46.03

                                                         CLASS B
                                                         -------
11/19/96-10/31/97........     12.50        (0.11)        3.61          3.50         --           --        --    16.00      28.00
4/30/98(5)...............     16.00        (0.06)        2.08          2.02         --        (0.59)    (0.59)   17.43      44.74

                                                         CLASS C
                                                         -------
3/06/97-10/31/97.........     13.56        (0.08)        2.52          2.44         --           --        --    16.00      17.99
4/30/98(5)...............     16.00        (0.06)        2.08          2.02         --        (0.59)    (0.59)   17.43      33.42

                                                         CLASS Z
                                                         -------
4/3/98-4/30/98(5)........     17.62           --        (0.03)        (0.03)        --           --        --    17.59      (0.17)


VALUE PORTFOLIO
---------------

11/19/96-10/31/97........   $ 48,377        1.84%             --%          48%
4/30/98(5)...............     87,348        1.78           (0.08)          18



11/19/96-10/31/97........     77,534        2.46           (0.74)          48
4/30/98(5)...............    124,048        2.43           (0.72)          18



3/06/97-10/31/97.........      9,384        2.45           (0.78)          48
4/30/98(5)...............     16,703        2.43           (0.73)          18



4/3/98-4/30/98(5)........         61        1.20            0.35           18


SMALL-CAP VALUE PORTFOLIO
-------------------------
                                                         CLASS A
                                                         -------
10/15/97-10/31/97........    $12.50      $  0.01       $(0.37)       $(0.36)       $--      $    --   $    --   $12.14      (2.88)%
4/30/98(5)...............     12.14         0.05         1.34          1.39         --           --        --    13.53       8.24

                                                         CLASS B
                                                         -------
10/15/96-10/31/97........     12.50         0.01        (0.38)        (0.37)        --           --        --    12.13      (2.96)
4/30/98(5)...............     12.13        (0.01)        1.35          1.34         --           --        --    13.47       7.76

                                                         CLASS C
                                                         -------
10/15/97-10/31/97........     12.50         0.01        (0.37)        (0.36)        --           --        --    12.14      (2.88)
4/30/98(5)...............     12.14        (0.02)        1.36          1.34         --           --        --    13.48       7.84

                                                         CLASS Z
                                                         -------
4/3/98-4/30/98(5)........     13.63         0.01        (0.10)        (0.09)        --           --        --    13.54      (0.66)


SMALL-CAP VALUE PORTFOLIO
-------------------------


10/15/97-10/31/97........   $ 21,346        1.78%           2.57%          --%
4/30/98(5)...............     15,536        1.78            0.83           25



10/15/96-10/31/97........      3,112        2.43            1.75           --
4/30/98(5)...............     25,361        2.43           (0.18)          25



10/15/97-10/31/97........        525        2.43            1.75           --
4/30/98(5)...............      5,193        2.43           (0.26)          25



4/3/98-4/30/98(5)........         23        1.21            0.59           25


INTERNATIONAL EQUITY PORTFOLIO
------------------------------
                                                         CLASS A
                                                         -------
11/19/96-10/31/97........    $12.50      $  0.01       $(0.05)       $(0.04)       $--      $    --   $    --   $12.46      (0.32)%
4/30/98(5)...............     12.46        (0.03)        1.61          1.58         --        (0.22)    (0.22)   13.82      12.63

                                                         CLASS B
                                                         -------
11/19/96-10/31/97........     12.50        (0.09)       (0.03)        (0.12)        --           --        --    12.38      (0.96)
4/30/98(5)...............     12.38        (0.07)        1.59          1.52         --        (0.22)    (0.22)   13.68      11.50

                                                         CLASS C
                                                         -------
3/06/97-10/31/97.........     12.60        (0.07)       (0.15)        (0.22)        --           --        --    12.38      (1.75)
4/30/98(5)...............     12.38        (0.06)        1.58          1.52         --        (0.22)    (0.22)   13.68      10.62

                                                         CLASS Z
                                                         -------
4/1/98-4/30/98(5)........     13.63         0.01         0.19          0.20         --           --        --    13.83       1.47


11/19/96-10/31/97........   $ 24,365        2.10%           0.07%          70%
4/30/98(5)...............     26,376        2.03           (0.48)          79



11/19/96-10/31/97........     42,656        2.72           (0.69)          70
4/30/98(5)...............     50,213        2.68           (1.11)          79



3/06/97-10/31/97.........      4,459        2.70           (0.75)          70
4/30/98(5)...............      6,500        2.68           (1.04)          79



4/1/98-4/30/98(5)........         10        1.20            1.45           79

------------------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                             10/31/97  4/30/98
                             --------  -------
   Large-Cap Value A........    .58%      .67%
   Large-Cap Value B........   1.16%      .69%
   Large-Cap Value C........   3.22%     1.53%
   Large-Cap Value Z........     --     74.55%
   Value A..................    .28%      .29%
   Value B..................    .34%      .34%
   Value C..................    .63%      .41%
   Value Z..................     --     54.60%
   (5) Unaudited


                             10/31/97  4/30/98
                             --------  -------
   Small-Cap Value A........    .57%      .65%
   Small-Cap Value B........    .74%      .61%
   Small-Cap Value C........   1.42%     1.22%
   Small-Cap Value Z........     --    132.76%
   International Equity A...    .37%      .49%
   International Equity B...    .45%      .53%
   International Equity C...    .87%      .71%
   International Equity Z...     --    171.11%

See Notes to Financial Statements

14

[STYLE SELECT SERIES(SM) LOGO]

Large-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)


                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--96.9%
BANKS--2.8%
  Bank of New York Co., Inc............................     1,000    $    59,063
  BankAmerica Corp.....................................     1,400        119,000
  Citicorp.............................................       900        135,450
  State Street Corp....................................     8,000        572,000
                                                                     -----------
                                                                         885,513
                                                                     -----------
BROADCASTING & MEDIA--5.3%
  CBS Corp.............................................    10,000        356,250
  Interpublic Group of Cos.,
    Inc................................................    14,000        894,250
  Time Warner, Inc.....................................     5,680        445,880
                                                                     -----------
                                                                       1,696,380
                                                                     -----------
BUSINESS SERVICES--3.9%
  Manpower, Inc........................................    17,800        784,313
  Service Corp. International(1).......................    11,400        470,250
                                                                     -----------
                                                                       1,254,563
                                                                     -----------
CHEMICALS--4.4%
  du Pont (E.I.) de Nemours & Co.......................     5,725        416,852
  Monsanto Co..........................................     5,175        273,628
  Sigma-Aldrich Corp...................................     9,800        390,775
  Solutia, Inc.........................................    11,925        338,372
                                                                     -----------
                                                                       1,419,627
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
  Dell Computer Corp.+.................................     5,550        447,816
  Hewlett-Packard Co...................................     7,000        527,187
                                                                     -----------
                                                                         975,003
                                                                     -----------
DRUGS--9.9%
  Bristol-Myers Squibb Co.(1)..........................     7,425        786,122
  Lilly (Eli) & Co.(1).................................    14,500      1,008,656
  Merck & Co., Inc.....................................     6,500        783,250
  Pfizer, Inc.(1)......................................     5,275        600,361
                                                                     -----------
                                                                       3,178,389
                                                                     -----------
ELECTRONICS--8.1%
  ASM Lithography Holdings NV+ .                            3,500        319,375
  Emerson Electric Co.(1)..............................     5,500        349,937
  Intel Corp...........................................    11,575        935,405
  Molex, Inc., Class A.................................     6,000        161,250


                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)

  Motorola, Inc........................................     5,400    $   300,375
  Solectron Corp.+.....................................     5,000        221,562
  Teradyne, Inc.+(1)...................................     2,400         87,600
  Texas Instruments, Inc...............................     3,500        224,219
                                                                     -----------
                                                                       2,599,723
                                                                     -----------
ENERGY SERVICES--3.4%
  Baker Hughes, Inc....................................     4,500        182,250
  Diamond Offshore Drilling, Inc. .                         4,750        240,469
  Schlumberger Ltd.....................................     8,150        675,431
                                                                     -----------
                                                                       1,098,150
                                                                     -----------
ENERGY SOURCES--0.8%
  Exxon Corp...........................................     3,300        240,694
                                                                     -----------
ENTERTAINMENT PRODUCTS--2.3%
  Mattel, Inc..........................................    19,300        739,431
                                                                     -----------
FINANCIAL SERVICES--5.7%
  American Express Co..................................     3,400        346,800
  Charles Schwab Corp..................................     6,000        210,000
  Federal Home Loan Mortgage Corp......................     6,650        307,978
  Federal National Mortgage Association................     4,350        260,456
  Morgan Stanley, Dean Witter, Discover & Co...........     4,890        385,699
  Newcourt Credit Group, Inc...........................       775         38,072
  SLM Holding Corp.....................................     6,387        272,645
                                                                     -----------
                                                                       1,821,650
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--5.0%
  Coca-Cola Co.........................................     9,300        705,637
  Coca-Cola Enterprises, Inc...........................    10,375        391,656
  Delta & Pine Land Co.................................    11,100        511,294
                                                                     -----------
                                                                       1,608,587
                                                                     -----------
HOUSEHOLD PRODUCTS--5.0%
  Gillette Co.(1)......................................     4,900        565,644
  Procter & Gamble Co..................................     5,600        460,250
  Warner-Lambert Co.(1)................................     3,000        567,562
                                                                     -----------
                                                                       1,593,456
                                                                     -----------
HOUSING--1.1%
  Home Depot, Inc......................................     5,100        355,088
                                                                     -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Large-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                        VALUE
                 SECURITY DESCRIPTION                      SHARES     (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE--3.3%
  American International Group, Inc....................     6,000    $   789,375
  MGIC Investment Corp.................................     4,350        274,050
                                                                     -----------
                                                                       1,063,425
                                                                     -----------
LEISURE & TOURISM--7.7%
  Cracker Barrel Old Country Store, Inc................     3,600        131,850
  Delta Air Lines, Inc.................................     1,200        139,500
  Disney (Walt) Co.....................................     5,265        654,505
  Marriott International, Inc..........................     4,100        135,300
  Marriott International, Inc., Class A................     4,100        131,200
  McDonald's Corp.(1)..................................    16,100        996,187
  UAL Corp.+...........................................     3,000        261,563
                                                                     -----------
                                                                       2,450,105
                                                                     -----------
MEDICAL PRODUCTS--5.8%
  Boston Scientific Corp.+.............................     5,500        397,719
  Johnson & Johnson Co.................................    11,300        806,537
  Medtronic, Inc.(1)...................................    12,500        657,813
                                                                     -----------
                                                                       1,862,069
                                                                     -----------
MULTI-INDUSTRY--4.3%
  General Electric Co..................................    16,000      1,362,000
                                                                     -----------
RETAIL--3.1%
  Fred Meyer, Inc.+....................................     3,200        143,600
  Gap, Inc.............................................     6,600        339,488
  Viking Office Products, Inc.+........................    21,100        509,037
                                                                     -----------
                                                                         992,125
                                                                     -----------
SOFTWARE--8.5%
  American Power Conversion Corp.+.....................    21,000        673,312
  Cadence Design Systems, Inc.+(1).....................     5,950        216,059
  Cisco Systems, Inc.+.................................     4,700        344,275
  Electronic Arts, Inc.+...............................     5,000        230,625
  Microsoft Corp.+.....................................    13,000      1,171,625
  Parametric Technology Corp.+.........................     3,000         95,813
                                                                     -----------
                                                                       2,731,709
                                                                     -----------

                                                          SHARES/
                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.5%
  Ericsson (L.M.)
    Telecommunications Co.,
    Class B ADR........................................    10,900    $   559,306
  Hong Kong Telecommunications Ltd.
    ADR................................................    12,400        239,475
                                                                     -----------
                                                                         798,781
                                                                     -----------
TRANSPORTATION--1.0%
  Air Express International Corp.......................    12,000        315,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES--96.9%
  (cost $26,505,291)...................................               31,041,468
                                                                     -----------
SHORT-TERM SECURITIES--0.3%
  Federal Home Loan Mortgage Discount Notes
    5.45% due 5/01/98
    (cost $100,000)....................................   $   100        100,000
                                                                     -----------
REPURCHASE AGREEMENT--1.5%
  Agreement with State Street
    Bank and Trust Co., bearing
    5.00%, dated 4/30/98 to be
    repurchased 5/01/98 in the
    amount of $456,063
    collaterized by $465,000
    U.S. Treasury Note 5.50%,
    due 2/28/99 approximate
    aggregate value $469,068
    (cost $456,000)....................................       456        456,000
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $27,061,291)...................................      98.7%    31,597,468
Other assets less liabilities..........................       1.3        427,278
                                                          -------    -----------
NET ASSETS--                                                100.0%   $32,024,746
                                                          -------    -----------
                                                          -------    -----------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

16

[STYLE SELECT SERIES(SM) LOGO]

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK--91.3%
AEROSPACE & MILITARY TECHNOLOGY--0.5%
  BE Aerospace, Inc.+................................   14,300    $   445,088
                                                                  -----------
APPAREL & TEXTILES--1.3%
  Jones Apparel Group, Inc.+.........................    3,100        185,419
  Polo Ralph Lauren Corp., Class A+..................    7,800        219,375
  Warnaco Group, Inc. Class A........................   17,700        747,825
  Wolverine World Wide, Inc.(1)......................    3,300         95,287
                                                                  -----------
                                                                    1,247,906
                                                                  -----------
AUTOMOTIVE--2.1%
  AutoZone, Inc.+....................................   13,100        395,456
  Danaher Corp.......................................    9,500        682,812
  Harley-Davidson, Inc.(1)...........................    7,400        266,400
  OEA, Inc...........................................    3,000         57,188
  Tower Automotive, Inc.+............................   10,400        554,450
                                                                  -----------
                                                                    1,956,306
                                                                  -----------
BANKS--0.4%
  State Street Corp..................................    4,800        343,200
                                                                  -----------
BROADCASTING & MEDIA--6.7%
  360 Communications Co.+............................    7,800        238,388
  At Home Corp., Series A+...........................   11,050        368,103
  Cablevision Systems Corp., Class A+................    4,700        288,756
  CheckFree Holdings Corp.+..........................    5,000        128,750
  Cinar Films, Inc., Class B+........................   18,200        343,525
  Clear Channel Communications, Inc.+................    1,700        160,225
  Comcast Corp., Class A.............................   15,700        560,294
  HA-LO Industries, Inc.+............................    7,700        258,431
  Heftel Broadcasting Corp., Class A+................    8,400        362,250
  Imax Corp.+........................................   15,300        411,187
  Jacor Communications, Inc.+........................   14,900        846,506
  Outdoor Systems, Inc.+.............................   24,250        769,937
  Princeton Video Image, Inc.+.......................    1,500          9,000
  Tele-Communications International, Inc. Series A+..   11,800        224,200
  Tele-Communications Liberty Media Group, Inc.,
    Series A+........................................   15,875        525,859
  Tele-Communications, Inc., Series A+...............   10,362        334,175
  Univision Communications, Inc., Class A+...........    6,300        241,369
  Vanguard Cellular Systems, Inc., Class A+..........    5,300         99,044
  Ziff-Davis, Inc.+..................................   11,800        212,400
                                                                  -----------
                                                                    6,382,399
                                                                  -----------


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
BUSINESS SERVICES--10.3%
  AccuStaff, Inc.+...................................   13,100    $   469,962
  ADVO, Inc.+........................................    3,000         85,875
  Allied Waste Industries, Inc.+.....................   31,600        869,000
  American Disposal Services, Inc.+..................   13,500        540,000
  Apollo Group, Inc., Class A+.......................   14,400        486,000
  Catalina Marketing Corp.+..........................    4,900        254,800
  Cendant Corp.+.....................................    4,900        122,507
  Central Parking Corp...............................   11,600        543,750
  Cintas Corp........................................    8,900        421,081
  Complete Busines Solutions, Inc....................   12,200        416,325
  Concord EFS, Inc.+.................................   11,700        365,625
  Corporate Express, Inc.+...........................   31,000        310,000
  Corrections Corp. of America+......................    8,600        238,650
  Diamond Technology Partners, Inc., Class A+........   10,500        287,438
  Gartner Group, Inc., Class A+......................    7,900        261,194
  Interim Services, Inc.+............................   12,600        411,075
  J. Ray McDermott SA+...............................    5,400        239,625
  National Data Corp.................................    8,200        334,662
  NOVA Corp..........................................    6,800        231,200
  Paychex, Inc.......................................    8,550        464,372
  Romac International, Inc.+.........................    3,600         95,400
  ServiceMaster Co...................................    3,300         94,256
  Snyder Communications, Inc.+.......................    4,800        204,000
  Sodexho Marriott Services, Inc.+...................    6,100        155,550
  Solectron Corp.+...................................    3,500        155,094
  Stewart Enterprises, Inc., Class A.................   10,200        263,288
  Superior Services, Inc.+...........................    6,400        206,400
  United Rentals, Inc.+..............................   15,900        547,556
  USA Waste Services, Inc.+..........................   14,700        721,219
                                                                  -----------
                                                                    9,795,904
                                                                  -----------
CHEMICALS--0.3%
  Great Lakes Chemical Corp.(1)......................    6,100        306,525
                                                                  -----------
COMMUNICATION EQUIPMENT--5.1%
  Advanced Fibre Communications, Inc.+...............   17,300        730,925
  Anixter International, Inc.+.......................    8,400        167,475
  Ascend Communications, Inc.+.......................   19,500        848,250
  CIENA Corp.+.......................................    8,800        490,050
  Computer Horizons Corp.+(1)........................   15,800        598,425
  Cox Communications, Inc., Class A+.................    7,000        312,375
  First Virtual Corp.+...............................    1,700         26,775
  Loral Space & Communications Corp.+................   16,700        522,919
  Qwest Communications International, Inc.+..........    8,100        312,356
  Tellabs, Inc.+.....................................   12,000        849,750
                                                                  -----------
                                                                    4,859,300
                                                                  -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT--0.9%
  Danka Business Systems PLC ADR.....................    6,800    $   136,000
  Geac Computer Corp., Ltd.+.........................    8,500        334,959
  Ikon Office Solutions, Inc.........................    7,300        176,569
  Security Dynamics Technologies, Inc.+..............    7,900        190,094
                                                                  -----------
                                                                      837,622
                                                                  -----------
DRUGS--2.7%
  Agouron Pharmaceuticals, Inc.+.....................    4,900        166,600
  ALZA Corp.+........................................    8,000        383,500
  Biogen, Inc.+(1)...................................   11,700        516,262
  Dura Pharmaceuticals, Inc.+........................   17,000        449,438
  Gilead Sciences, Inc.+.............................    7,400        281,200
  Medicis Pharmaceutical Corp., Class A+.............    3,100        132,138
  Omnicare, Inc......................................    8,700        297,975
  R.P. Scherer Corp. ADR+............................    4,900        357,700
                                                                  -----------
                                                                    2,584,813
                                                                  -----------
ELECTRICAL EQUIPMENT--0.6%
  Applied Power, Inc., Class A.......................    5,900        219,775
  Jabil Circuit, Inc.+...............................    4,900        171,500
  Microchip Technology, Inc.+........................    7,900        223,175
                                                                  -----------
                                                                      614,450
                                                                  -----------
ELECTRONICS--5.4%
  Altera Corp.+......................................    9,100        367,981
  Analog Devices, Inc.+(1)...........................   12,600        490,612
  ATMI, Inc.+........................................    8,800        245,300
  Avid Technology, Inc.+.............................    1,600         69,200
  Berg Electronics Corp.+............................   13,100        311,944
  Broadcom Corp., Class A+...........................      300         14,400
  Burr-Brown Corp.+(1)...............................   12,400        375,875
  Etec Systems, Inc.+................................    1,100         62,288
  Linear Technology Corp.............................    6,100        490,287
  Maxim Integrated Products, Inc.+...................    6,600        266,063
  Novellus Systems, Inc.+............................    5,300        253,075
  PMC-Sierra, Inc.+..................................    5,400        244,350
  Rambus, Inc.+......................................    7,000        314,562
  Teleflex, Inc......................................    8,500        361,250
  Uniphase Corp.+....................................   11,100        602,175
  Vitesse Semiconductor Corp.+.......................    4,800        276,000
  Waters Corp.+......................................    3,000        160,500
  Xilinx, Inc.+(1)...................................    5,800        264,988
                                                                  -----------
                                                                    5,170,850
                                                                  -----------
ENERGY SERVICES--3.3%
  BJ Services Co.+...................................   17,400        652,500
  Camco International, Inc...........................    8,800        597,300


                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
ENERGY SERVICES (CONTINUED)
  Cliffs Drilling Co.+...............................    1,500         73,969
  Cooper Cameron Corp.+..............................    3,500    $   232,531
  Diamond Offshore Drilling, Inc.....................    5,200        263,250
  Global Industries Ltd.+............................   12,300        278,288
  Nabors Industries, Inc.+...........................   14,200        357,662
  Newpark Resources, Inc.+...........................   23,100        555,844
  Santa Fe International Corp.+......................    3,100        121,481
                                                                  -----------
                                                                    3,132,825
                                                                  -----------
ENERGY SOURCES--1.3%
  Burlington Resources, Inc.(1)......................    6,900        324,300
  EEX Corp.+.........................................   34,000        329,375
  Ocean Energy, Inc.+................................   13,070        320,215
  ONIX Systems, Inc.+................................   16,400        235,750
                                                                  -----------
                                                                    1,209,640
                                                                  -----------
ENTERTAINMENT PRODUCTS--0.3%
  Metro-Goldwyn-Mayer, Inc.+.........................   13,500        325,688
                                                                  -----------
FINANCIAL SERVICES--4.3%
  AMRESCO, Inc.+.....................................   13,000        469,625
  Capital One Financial Corp.........................    5,000        480,312
  FINOVA Group, Inc..................................   12,600        737,887
  FIRSTPLUS Financial Group, Inc.+...................   14,100        683,850
  Franklin Resources, Inc............................    6,100        326,350
  Heller Financial, Inc.+............................    1,600         43,200
  Newcourt Credit Group, Inc.........................    3,500        171,938
  Ocwen Financial Corp...............................    7,100        183,713
  Providian Financial Corp...........................    2,100        126,394
  Sirrom Capital Corp................................   15,200        454,100
  Tele-Communications TCI Ventures Group, Series
    A+...............................................   22,376        365,008
                                                                  -----------
                                                                    4,042,377
                                                                  -----------
FOOD, BEVERAGE & TOBACCO--1.8%
  Beringer Wine Estates Holdings, Inc., Class B+.....    5,100        237,150
  Earthgrains Co.....................................    5,300        247,775
  Suiza Foods Corp.+.................................   12,000        711,000
  US Foodservice, Inc.+..............................   14,600        515,563
                                                                  -----------
                                                                    1,711,488
                                                                  -----------
FOREST PRODUCTS--0.7%
  EarthShell Corp....................................   17,200        249,400
  Sealed Air Corp....................................    6,000        376,125
                                                                  -----------
                                                                      625,525
                                                                  -----------
HEALTH SERVICES--7.1%
  Covance, Inc.+.....................................   17,500        375,156
  HBO & Co.(1).......................................   18,400      1,099,400
  Health Management Associates, Inc., Class A+.......   31,750      1,000,125
  HEALTHSOUTH Corp.+.................................   10,500        316,969

18

[STYLE SELECT SERIES(SM) LOGO]

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTH SERVICES (CONTINUED)
  Lincare Holdings, Inc.+............................   13,000    $ 1,049,750
  Orthodontic Centers of America, Inc.+..............   16,900        361,237
  Pediatrix Medical Group, Inc.+.....................    1,200         50,625
  Province Healthcare Co.+...........................    1,000         27,000
  Quintiles Transnational Corp.+.....................   17,300        855,269
  Quorum Health Group, Inc.+.........................   13,150        419,156
  Sunrise Assisted Living, Inc.+.....................   12,800        573,600
  Total Renal Care Holdings, Inc.+...................   18,000        596,250
                                                                  -----------
                                                                    6,724,537
                                                                  -----------
HOUSEHOLD PRODUCTS--1.6%
  Culligan Water Technologies, Inc.+.................    8,900        516,756
  Estee Lauder Cos., Inc., Class A...................    7,300        484,994
  Omnipoint Corp. +..................................   11,700        285,919
  Rexall Sundown, Inc.+..............................    7,500        239,531
                                                                  -----------
                                                                    1,527,200
                                                                  -----------
INSURANCE--1.6%
  Ace Co., Ltd.......................................    8,100        306,787
  Fairfax Financial Holdings Ltd.+...................    1,000        375,538
  Healthcare Recoveries, Inc.+.......................   13,700        325,375
  PartnerRe Ltd......................................    7,700        385,481
  Protective Life Corp.(1)...........................    4,400        163,350
                                                                  -----------
                                                                    1,556,531
                                                                  -----------
INVESTMENT COMPANIES--0.2%
  Waddell & Reed Financial,
    Inc.+............................................    6,300        155,925
                                                                  -----------
LEISURE & TOURISM--4.1%
  AMF Bowling, Inc.+.................................   12,600        364,613
  Friendly Ice Cream Corp., Ltd.+....................   10,900        272,500
  Galileo International, Inc.........................   13,500        545,062
  La Quinta Inns, Inc................................    1,800         39,600
  Outback Steakhouse, Inc.+..........................    8,400        319,200
  Premier Parks, Inc.+...............................   25,400      1,412,875
  Royal Caribbean Cruises Ltd........................    7,500        512,813
  Signature Resorts, Inc.+...........................    6,400        114,400
  Transport World Entertainment Corp.................   11,600        311,750
                                                                  -----------
                                                                    3,892,813
                                                                  -----------
MACHINERY--1.4%
  Arterial Vascular Engineering, Inc.+...............   20,300        716,844
  MSC Industrial Direct Co., Inc., Class A+..........    5,500        279,812
  Smith International, Inc.+(1)......................    5,700        334,875
                                                                  -----------
                                                                    1,331,531
                                                                  -----------

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
MEDICAL PRODUCTS--1.6%
  Cardinal Health, Inc...............................    1,700    $   163,625
  Centocor, Inc.+....................................    7,900        332,294
  Henry Schein, Inc.+................................    7,600        296,400
  Steris Corp........................................    1,500         88,125
  Sybron International Corp.+........................   11,900        315,350
  US Surgical Corp...................................    9,300        292,950
                                                                  -----------
                                                                    1,488,744
                                                                  -----------
METALS & MINERALS--0.5%
  Battle Mountain Gold Co............................   32,300        232,156
  Cambior, Inc.......................................   13,400        105,525
  TVX Gold, Inc.+....................................   34,000        138,125
                                                                  -----------
                                                                      475,806
                                                                  -----------
REAL ESTATE COMPANIES--1.2%
  CB Commercial Real Estate Services Group, Inc.+....    3,100        113,731
  Security Capital Group, Inc., Class B+.............   14,400        435,600
  Security Capital US Realty+........................    2,000         26,200
  Security Capital US Realty+........................    5,500         72,050
  Trammell Crow Co...................................   17,900        474,350
                                                                  -----------
                                                                    1,121,931
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS--0.6%
  INMC Mortgage Holdings, Inc........................   11,600        281,300
  Security Capital Industrial Trust..................   12,872        314,560
                                                                  -----------
                                                                      595,860
                                                                  -----------
RETAIL--6.8%
  Bed Bath & Beyond, Inc.+...........................    5,400        263,925
  BJ's Wholesale Club, Inc.+.........................    9,500        380,594
  Borders Group, Inc.+...............................   20,900        671,412
  Brylane, Inc.......................................    5,400        317,250
  CDW Computer Centers, Inc.+........................    2,800        135,800
  Circuit City Stores, Inc.(1).......................   10,400        422,500
  Costco Cos., Inc.+.................................    6,200        345,650
  CVS Corp...........................................    6,400        472,000
  Fred Meyer, Inc.+..................................    8,000        359,000
  General Nutrition Cos., Inc.+......................   10,500        376,031
  Gymboree Corp.+....................................   10,400        190,450
  Hibbett Sporting Goods, Inc.+......................    6,600        221,100
  Kohl's Corp.+......................................    6,800        280,925
  Koninklijke Ahold NV ADR...........................   10,900        342,669
  Nutraceutical International Corp.+.................   10,000        179,375
  Richfood Holdings, Inc.............................    4,500        123,469
  ShopKo Stores, Inc.+...............................    9,400        325,475
  Stage Stores, Inc..................................    3,200        164,600
  Staples, Inc.+.....................................    7,200        177,750
  Starbucks Corp.+...................................   15,600        749,775
                                                                  -----------
                                                                    6,499,750
                                                                  -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                     VALUE
                SECURITY DESCRIPTION                    SHARES     (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SOFTWARE--10.6%
  Acceler8 Technology Corp.+.........................    8,600    $   146,200
  Affiliated Computer Services Inc., Class A+........   16,400        576,050
  America Online, Inc.+..............................      600        208,000
  BMC Software, Inc.+................................   13,400      1,252,900
  CBT Group PLC ADR+.................................    3,400        172,975
  Check Point Software Technologies, Ltd.+...........    2,900         85,188
  Citrix Systems, Inc. +.............................    5,100        316,837
  Computer Sciences Corp.+(1)........................    2,900        152,975
  Compuware Corp.+...................................    3,700        180,606
  CSG Systems International, Inc. +..................    5,700        259,350
  DST Systems, Inc.+.................................    7,600        418,950
  Fiserv, Inc.+......................................    7,900        513,500
  J.D. Edwards & Co.+................................   20,900        744,562
  Keane, Inc.+.......................................    5,800        291,450
  Mapics, Inc........................................   21,000        372,750
  Micro Focus Group PLC ADR+.........................    4,800        217,200
  Networks Associates, Inc.+.........................   19,001      1,301,567
  Orange PLC+........................................   31,200        224,018
  PeopleSoft, Inc.+..................................    6,900        320,419
  Rational Software Corp.+...........................   21,100        353,425
  Sapient Corp.+.....................................    6,500        318,500
  Sterling Commerce, Inc.+...........................    7,000        297,938
  SunGard Data Systems, Inc.+........................   11,000        391,875
  Synopsys, Inc.+....................................    8,200        351,575
  Xylan Corp. +......................................   22,000        625,625
                                                                  -----------
                                                                   10,094,435
                                                                  -----------
TELECOMMUNICATIONS--5.3%
  Cellular Communications International, Inc.+.......    8,500        372,937
  General Instrument Corp.+..........................   18,200        408,362
  Globalstar Telecommunications Ltd.+................   12,908        893,879
  Intermedia Communications, Inc.+...................    4,000        291,500
  Level 3 Communications, Inc.+......................    4,600        284,913
  Paging Network, Inc.+..............................   43,000        604,687
  Premiere Technologies, Inc.+.......................    3,600        114,750
  RELTEC Corp.+......................................    3,500        139,563
  STAR Telecommunications, Inc.+.....................   21,200        572,400
  Tekelec, Inc.+.....................................    8,200        412,050

                                                        SHARES/
                                                        PRINCIPAL
                                                        AMOUNT
                                                         (IN         VALUE
                SECURITY DESCRIPTION                    THOUSANDS)  (NOTE 3)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
  Tel-Save Holdings, Inc.+...........................        19,200         $   436,800
  Western Wireless Corp., Class A+...................        17,400             339,300
  World Access, Inc.+................................         5,400             207,900
                                                                            -----------
                                                                              5,079,041
                                                                            -----------
TELEPHONE--0.7%
  Cincinnati Bell, Inc...............................        10,200             390,150
  NEXTLINK Communications, Inc., Class A+............         8,000             239,500
                                                                            -----------
                                                                                629,650
                                                                            -----------
TOTAL INVESTMENT SECURITIES--91.3%
  (cost $70,743,451).................................                        86,765,660
                                                                            -----------
SHORT-TERM SECURITIES--8.5%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co.
    4.50% due 5/01/98................................        $5,408           5,408,000
  Federal Home Loan Mortgage Discount Notes
    5.45% due 5/01/98................................           706             706,000
  Federal National Mortgage Association Discount
    Notes
    5.41% due 6/11/98................................         2,000           1,987,677
                                                                            -----------
TOTAL SHORT-TERM SECURITIES
  (cost $8,101,677)..................................                         8,101,677
                                                                            -----------
TOTAL INVESTMENTS--
  (cost $78,845,128).................................          99.8%         94,867,337
Other assets less liabilities........................           0.2             159,382
                                                            -------         -----------
NET ASSETS--                                                  100.0%        $95,026,719
                                                            -------         -----------
                                                            -------         -----------

------------------
+ Non-income producing security

ADR ('American Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

20

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 -- (unaudited)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
COMMON STOCK--92.1%
AEROSPACE & MILITARY TECHNOLOGY--0.7%
  Aeroflex, Inc.+......................................    34,500    $    470,063
  Gulfstream Aerospace Corp.+..........................    11,400         478,087
                                                                     ------------
                                                                          948,150
                                                                     ------------
APPAREL & TEXTILES--0.6%
  Abercrombie & Fitch Co., Class A+....................    10,000         445,000
  Oakley, Inc.+........................................    28,600         377,162
                                                                     ------------
                                                                          822,162
                                                                     ------------
AUTOMOTIVE--0.7%
  Ford Motor Co........................................    19,590         897,467
                                                                     ------------
BANKS--6.3%
  Bank United Corp., Class A...........................     6,700         346,725
  BankAmerica Corp.....................................    32,200       2,737,000
  Citicorp.............................................     4,495         676,497
  City National Corp...................................     9,300         345,844
  Crestar Financial Corp.(1)...........................     6,400         382,800
  Cullen/Frost Bankers, Inc.(1)........................     6,500         380,250
  First American Corp..................................    11,200         550,200
  Fleet Financial Group, Inc...........................     4,600         397,325
  Hamilton Bancorp, Inc.+..............................    13,000         416,000
  Hibernia Corp., Class A..............................    10,000         204,375
  Sovereign Bancorp, Inc...............................    20,000         377,500
  Summit Bancorp.......................................     8,000         401,000
  U.S. Bancorp.........................................    10,715       1,360,805
                                                                     ------------
                                                                        8,576,321
                                                                     ------------
BROADCASTING & MEDIA--9.5%
  At Home Corp., Series A+.............................    35,320       1,176,597
  CBS Corp.............................................    41,105       1,464,366
  Central European Media Enterprises Ltd., Class A+....    13,100         365,981
  Central Newspapers, Inc., Class A....................     5,900         432,175
  Chancellor Media Corp.+..............................    44,885       2,126,427
  Cinar Films, Inc., Class B+..........................    16,000         302,000
  Clear Channel Communications, Inc.+..................     7,625         718,656
  Clearnet Communications, Inc., Class A+..............    25,100         346,694
  DeVry, Inc.+.........................................    11,700         443,137
  DoubleClick, Inc.+...................................    10,500         437,063
  HA-LO Industries, Inc.+..............................    16,500         553,781
  Harte Hanks Communications Co........................    14,500         328,969
  Heftel Broadcasting Corp., Class A+..................    12,200         526,125
  IDT Corp.+...........................................    10,000         306,875
  Jacor Communications, Inc.+..........................    11,700         664,706
  Metro One Telecomm, Inc.+............................     8,400         109,725
  Outdoor Systems, Inc.+...............................    17,587         558,387
  Pulitzer Publishing Co...............................     3,700         315,888
  The Petersen Cos., Inc.+.............................    14,400         374,400

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
BROADCASTING & MEDIA (CONTINUED)
  Univision Communications, Inc., Class A+.............     7,800    $    298,838
  Valassis Communications, Inc.........................     9,000         353,250
  Wiley (John) & Sons, Inc., Class A...................     6,000         332,250
  WPP Group PLC........................................     7,100         457,062
                                                                     ------------
                                                                       12,993,352
                                                                     ------------
BUSINESS SERVICES--3.3%
  Allied Waste Industries, Inc.+.......................    14,900         409,750
  American Disposal Services, Inc.+....................    20,000         800,000
  CCC Information Services Group, Inc.+................    10,000         238,750
  Cendant Corp.+.......................................    19,790         494,750
  Movado Group, Inc....................................    12,500         375,000
  North American Scientific, Inc.......................    14,500         507,500
  Pre-Paid Legal Services, Inc.+.......................    10,000         378,125
  QuickResponse Services, Inc.+........................     9,000         423,000
  Robert Half International, Inc.+(1)..................    12,200         660,325
  Stewart Enterprises, Inc., Class A...................     8,000         206,500
                                                                     ------------
                                                                        4,493,700
                                                                     ------------
COMMUNICATION EQUIPMENT--4.6%
  Advanced Fibre Communications, Inc.+.................    34,175       1,443,894
  Ascend Communications, Inc.+.........................    15,000         652,500
  Loral Space & Communications Corp.+..................    11,700         366,356
  Qwest Communications International, Inc.+............    55,150       2,126,722
  Saville Systems PLC ADR+.............................    32,650       1,628,419
  Tellabs, Inc.+.......................................     2,100         148,706
                                                                     ------------
                                                                        6,366,597
                                                                     ------------
COMPUTERS & BUSINESS EQUIPMENT--3.4%
  Dell Computer Corp.+.................................    40,680       3,282,367
  Miller (Herman), Inc.................................    23,500         707,938
  Reynolds & Reynolds Co. Class A......................    18,500         425,500
  SCM Microsystems, Inc................................     4,550         308,831
                                                                     ------------
                                                                        4,724,636
                                                                     ------------
DRUGS--5.4%
  Amerisource Health Corp., Class A+...................     6,100         332,450
  Barr Labs, Inc.+.....................................     8,400         340,725
  Forest Labs, Inc.+...................................     9,200         332,925
  Gilead Sciences, Inc.+...............................     7,900         300,200
  Incyte Pharmacuticals, Inc.+.........................     8,700         391,500
  Lilly (Eli) & Co.(1).................................    17,930       1,247,256
  Medicis Pharmaceutical Corp., Class A+...............     6,007         256,048
  Medimmune, Inc.......................................    19,590       1,028,475

                                                  [STYLE SELECT SERIES(SM) LOGO]

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 -- (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

DRUGS (CONTINUED)
  Nanogen, Inc.........................................    10,000    $     92,500
  Pfizer, Inc.(1)......................................    12,845       1,461,922
  Pharmerica, Inc......................................    45,000         624,375
  Sepracor, Inc.+......................................    11,400         525,825
  Watson Pharmaceuticals, Inc.+........................    10,100         434,300
                                                                     ------------
                                                                        7,368,501
                                                                     ------------
ELECTRIC UTILITIES--1.3%
  AES Corp.+...........................................    25,935       1,431,288
  Niagara Mohawk Power Corp.+..........................    30,000         367,500
                                                                     ------------
                                                                        1,798,788
                                                                     ------------
ELECTRONICS--3.5%
  ATMI, Inc.+..........................................    12,000         334,500
  Burr-Brown Corp.+(1).................................    14,400         436,500
  Essex International, Inc.+...........................     7,600         272,650
  Intel Corp...........................................     6,505         525,685
  KLA-Tencor Corp.+(1).................................     4,000         160,750
  Maxim Integrated Products, Inc.+.....................    23,800         959,437
  SIPEX Corp.+.........................................    36,300         721,463
  Uniphase Corp.+......................................    16,000         868,000
  Vitesse Semiconductor Corp.+.........................     9,100         523,250
                                                                     ------------
                                                                        4,802,235
                                                                     ------------
ENERGY SERVICES--2.3%
  BJ Services Co.+.....................................     8,800         330,000
  EVI, Inc.+...........................................     7,500         399,375
  Friede Goldman International, Inc.+..................     4,500         180,563
  Global Industries Ltd.+..............................    18,100         409,512
  Global Marine, Inc.+.................................     5,500         129,594
  Nabors Industries, Inc.+.............................     5,500         138,531
  Petroleum Geo-Services ADR+..........................    10,700         703,525
  Pride International, Inc.+...........................    17,400         423,037
  Transocean Offshore, Inc.............................     4,000         223,500
  Varco International, Inc.+...........................     5,500         169,125
                                                                     ------------
                                                                        3,106,762
                                                                     ------------
ENERGY SOURCES--0.8%
  Brown (Tom), Inc.+...................................    14,700         303,187
  Chieftain International, Inc.+.......................    13,500         302,063
  KCS Energy, Inc......................................     1,800          27,900
  Ocean Energy, Inc.+..................................    16,500         404,250
                                                                     ------------
                                                                        1,037,400
                                                                     ------------
ENTERTAINMENT PRODUCTS--0.3%
  Lumen Technologies, Inc..............................    45,000         424,688
                                                                     ------------
FINANCIAL SERVICES--4.4%
  American Express Co..................................     7,110         725,220
  Associates First Capital Corp., Class A..............     5,134         383,767
  Healthcare Financial Partners, Inc.+.................    13,600         681,700
  Legg Mason, Inc......................................     6,000         354,000


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
  Lehman Brothers Holdings, Inc........................     6,500    $    461,906
  Morgan Stanley, Dean Witter, Discover & Co...........    31,215       2,462,083
  Nationwide Financial Services, Inc., Class A.........    15,000         650,625
  Raymond James Financial, Inc.........................    10,000         325,625
                                                                     ------------
                                                                        6,044,926
                                                                     ------------
FOOD, BEVERAGE & TOBACCO--0.5%
  Consolidated Cigar Holdings, Inc., Class A+..........    19,700         272,106
  Keebler Foods Co.+...................................     1,000          28,500
  Suiza Foods Corp.+...................................     5,500         325,875
                                                                     ------------
                                                                          626,481
                                                                     ------------
GAS & PIPELINE UTILITIES--0.2%
  KN Energy, Inc.......................................     5,100         299,306
                                                                     ------------
HEALTH SERVICES--2.5%
  Advance Paradigm, Inc.+..............................     7,500         299,063
  Concentra Managed Care, Inc.+........................    12,000         370,500
  HBO & Co.(1).........................................    10,000         597,500
  Health Management Associates, Inc., Class A+.........     7,100         223,650
  Medaphis Corp.+......................................    49,500         448,594
  Mid Atlantic Medical Services, Inc.+.................    28,600         366,437
  Quorum Health Group, Inc.+...........................    10,000         318,750
  Universal Health Services, Inc., Class B+............     8,000         460,500
  Vision Twenty One, Inc.+.............................    34,000         352,750
                                                                     ------------
                                                                        3,437,744
                                                                     ------------
HOUSEHOLD PRODUCTS--1.4%
  Central Garden & Pet Co.+............................    12,500         428,125
  Gillette Co.(1)......................................     4,660         537,939
  Warner-Lambert Co.(1)................................     5,345       1,011,207
                                                                     ------------
                                                                        1,977,271
                                                                     ------------
HOUSING--3.5%
  D.R. Horton, Inc.....................................    20,000         371,250
  Furniture Brands International, Inc.+................     5,000         146,875
  Home Depot, Inc......................................    33,765       2,350,888
  Hughes Supply, Inc...................................     9,000         348,750
  Krause's Furniture, Inc.+............................    25,000          93,750
  Mohawk Industries, Inc.+.............................    32,400       1,000,350
  Toll Brothers, Inc.+.................................    18,100         504,538
                                                                     ------------
                                                                        4,816,401
                                                                     ------------
INSURANCE--2.0%
  Allmerica Financial Corp.............................     9,251         579,344
  American International Group, Inc....................     6,242         821,213

22

[STYLE SELECT SERIES(SM) LOGO]

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 -- (unaudited) -- (continued)

                                                                         VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INSURANCE (CONTINUED)
  Annuity And Life Re (Holdings).......................    10,000    $    238,125
  Protective Life Corp.(1).............................    14,000         519,750
  Reliance Group Holdings, Inc.........................    20,000         346,250
  Stirling Cooke Brown Holdings Ltd.+..................     8,000         226,000
                                                                     ------------
                                                                        2,730,682
                                                                     ------------
LEISURE & TOURISM--3.1%
  Carnival Corp., Class A..............................     4,500         313,031
  Imax Corp.+..........................................    10,500         282,188
  Outback Steakhouse, Inc.+............................    19,500         741,000
  Premier Parks, Inc.+.................................     9,200         511,750
  Preview Travel, Inc..................................    20,000         570,000
  Primadonna Resorts, Inc..............................    22,000         391,875
  Royal Caribbean Cruises Ltd..........................     4,500         307,688
  Signature Resorts, Inc.+.............................    19,900         355,712
  Trans World Airlines, Inc. +.........................    12,400         120,125
  Travel Services International, Inc.+.................     4,800         175,800
  Vistana, Inc.+.......................................    19,300         487,325
                                                                     ------------
                                                                        4,256,494
                                                                     ------------
MACHINERY--0.2%
  Arterial Vascular Engineering, Inc.+.................     6,500         229,531
                                                                     ------------
MEDICAL PRODUCTS--0.9%
  Cardinal Health, Inc.................................     3,610         347,462
  Centocor, Inc.+......................................    10,000         420,625
  ESC Medical Systems Ltd.+............................     8,710         283,075
  Guidant Corp.........................................     2,500         167,188
                                                                     ------------
                                                                        1,218,350
                                                                     ------------
MULTI-INDUSTRY--1.3%
  General Electric Co..................................    20,785       1,769,323
                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
  CarrAmerica Realty Corp..............................    11,000         321,750
  Security Capital Industrial Trust....................    16,000         391,000
                                                                     ------------
                                                                          712,750
                                                                     ------------
RETAIL--4.7%
  Barnes & Noble, Inc.+................................    10,000         338,750
  Borders Group, Inc.+.................................    15,800         507,575
  CDnow, Inc...........................................     5,000         159,688
  Consolidated Stores+.................................     6,100         244,000
  Dollar Tree Stores, Inc.+............................     7,300         395,112
  Gap, Inc.............................................     7,500         385,781
  Office Depot, Inc.+..................................    15,500         513,437
  Payless ShoeSource, Inc.+............................     5,200         371,800
  Proffitt's, Inc.+....................................    12,000         477,000
  SportsLine USA, Inc..................................    10,000         348,750
  St. John Knits, Inc..................................     5,000         223,125
  Stage Stores, Inc.+..................................     4,600         236,613


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
RETAIL (CONTINUED)
  Staples, Inc.+.......................................    24,650    $    608,547
  Starbucks Corp.+.....................................     7,700         370,081
  Sunglass Hut International, Inc.+....................    46,000         437,000
  The Kroll O'Gara Co..................................     7,000         149,188
  U.S. Vision, Inc.+...................................    10,000         130,625
  Viking Office Products, Inc.+........................    20,000         482,500
                                                                     ------------
                                                                        6,379,572
                                                                     ------------
SOFTWARE--16.4%
  Acceler8 Technology Corp.+...........................     9,565         162,605
  America Online, Inc.+................................    50,900       4,072,000
  Applied Voice Technology, Inc.+......................     6,000         264,000
  BMC Software, Inc.+..................................     9,400         878,900
  Cambridge Technology Partners, Inc.+.................     6,900         359,231
  CBT Group PLC ADR+...................................    20,300       1,032,762
  Cisco Systems, Inc.+.................................    26,000       1,904,500
  Citrix Systems, Inc. +...............................     8,600         534,275
  CMG Information Services, Inc........................     1,500         144,094
  Compuware Corp.+.....................................    15,000         732,187
  CSG Systems International, Inc.+.....................    10,000         455,000
  Excite, Inc..........................................     2,000         133,750
  Icon CMT Corp........................................    20,000         410,000
  J.D. Edwards & Co.+..................................     8,400         299,250
  Keane, Inc.+.........................................    11,000         552,750
  Lycos, Inc.+.........................................     7,000         432,250
  Microsoft Corp.+.....................................    35,230       3,175,104
  Mobius Management Systems, Inc.......................     7,500         137,813
  National Instruments Corp.+..........................    14,950         526,987
  Network Appliance, Inc.+.............................    12,200         436,150
  PeopleSoft, Inc.+....................................    19,800         919,462
  PLATINUM Technology, Inc.+...........................    16,100         406,525
  PSINet, Inc.+........................................     5,000          68,125
  Segue Software, Inc. +...............................     2,300          34,069
  Sterling Commerce, Inc.+.............................     8,000         340,500
  SunGard Data Systems, Inc.+..........................    13,000         463,125
  Sylvan Learning Systems, Inc.+.......................     9,000         443,250
  Technology Solutions Co.+............................    14,850         471,488
  Transaction Systems Architects, Inc., Class A+.......    13,500         563,625
  VERITAS Software Corp.+..............................    34,120       1,872,335
  VocalTec Communications Ltd.+........................     2,400          43,200
  Yahoo!, Inc.+........................................     1,500         178,313
                                                                     ------------
                                                                       22,447,625
                                                                     ------------
TELECOMMUNICATIONS--6.2%
  Dset Corp............................................    26,400         438,900
  Frontier Corp........................................    12,000         359,250
  Glenayre Technologies, Inc.+.........................    26,700         418,856

                                                  [STYLE SELECT SERIES(SM) LOGO]

Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 -- (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES       (NOTE 3)
---------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
  GST Telecommunications, Inc+.........................    31,500    $    486,281
  Intermedia Communications, Inc.+.....................    11,000         801,625
  Iwl Communications, Inc..............................     6,000         111,000
  Level 3 Communications, Inc.+........................    15,495         959,722
  Lucent Technologies, Inc.............................    25,620       1,950,322
  McLeodUSA, Inc., Class A+............................    11,700         538,200
  Pacific Gateway Exchange, Inc.+......................     7,500         425,625
  Paging Network, Inc.+................................    30,700         431,719
  Source Media, Inc....................................    18,000         346,500
  STAR Telecommunications, Inc.+.......................    20,500         553,500
  STARTEC Global Communications Corp...................     8,000         202,000
  Whittman-Hart, Inc.+.................................    10,500         458,063
                                                                     ------------
                                                                        8,481,563
                                                                     ------------
TELEPHONE--0.7%
  Century Telephone Enterprises, Inc.(1)...............     8,550         363,909
  Cincinnati Bell, Inc.................................    10,000         382,500
  Primus Telecommunications Group, Inc.+...............     8,700         207,713
                                                                     ------------
                                                                          954,122
                                                                     ------------
TRANSPORTATION--0.9%
  Atlas Air, Inc.+.....................................     9,000         351,000
  Coach USA, Inc.+.....................................    10,900         517,069
  Swift Transportation Co., Inc.+......................    17,800         407,175
                                                                     ------------
                                                                        1,275,244
                                                                     ------------
TOTAL COMMON STOCK
  (cost $96,126,594)...................................               126,018,144
                                                                     ------------

                                                          WARRANTS/OPTIONS/
                                                          PRINCIPAL
                                                          AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)   (NOTE 3)
---------------------------------------------------------------------------------
WARRANTS--0.0%+
REAL ESTATE COMPANIES--0.0%
  Security Capital Group, Inc., Class B 9/18/98
    (cost $4,482)......................................       505    $      1,420
                                                                     ------------
OPTIONS--0.0%+
ELECTRONICS--0.0%
  Semiconductor Index, Jun/1998
    (cost $43,310).....................................     2,000          15,250
                                                                     ------------
TOTAL INVESTMENT SECURITIES--92.1%
  (cost $96,174,386)...................................               126,034,814
                                                                     ------------
SHORT-TERM SECURITIES--2.6%
  Federal Home Loan Mortgage
    Discount Notes
    5.45% due 5/01/98
    (cost: $3,600,000).................................   $ 3,600       3,600,000
                                                                     ------------
REPURCHASE AGREEMENTS--4.7%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.40%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $2,779,417, collateralized
    by $2,810,000 U.S. Treasury Note 5.50%, due 2/28/99
    approximate aggregate value $2,834,588
    (cost $2,779,000) .................................     2,779       2,779,000
  Joint Repurchase Agreement Account (Note 2)
    (cost 3,686,000)...................................     3,686       3,686,000
                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $6,465,000)....................................                 6,465,000
                                                                     ------------
TOTAL INVESTMENTS--
  (cost $106,239,386) .................................      99.4%    136,099,814
Total written call options.............................       0.0         (24,000)
Other assets less liabilities..........................       0.6         773,628
                                                          -------    ------------
NET ASSETS--                                                100.0%   $136,849,442
                                                          -------    ------------
                                                          -------    ------------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
(1) Security is traded with rights attached
See Notes to Financial Statements

                                           OPEN COVERED WRITTEN CALL OPTIONS

                                                                       SHARES SUBJECT   EXPIRATION   EXERCISE
                            CALL OPTIONS                                  TO CALL          DATE       PRICE      VALUE
------------------------------------------------------------------------------------------------------------------------
America Online, Inc..................................................       3,000        July 1998    $80.00    $(24,000)
                                                                                                                --------
                                                                                                                --------

24

[STYLE SELECT SERIES(SM) LOGO]

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--96.0%
AEROSPACE & MILITARY TECHNOLOGY--5.6%
  AlliedSignal, Inc....................................     5,000    $   219,062
  Gulfstream Aerospace Corp.+..........................     4,300        180,331
  Litton Industries, Inc...............................     2,500        150,000
  Northrop Grumman Corp.(1)............................     2,000        211,375
  Thiokol Corp. Delaware...............................     2,400        129,300
  United Technologies Corp.(1).........................     8,500        836,719
                                                                     -----------
                                                                       1,726,787
                                                                     -----------
APPAREL & TEXTILES--0.4%
  Agribrands International, Inc........................       100          3,806
  Unifi, Inc...........................................     2,800        107,275
                                                                     -----------
                                                                         111,081
                                                                     -----------
AUTOMOTIVE--3.4%
  General Motors Corp..................................    14,300        963,462
  Republic Industries, Inc.+...........................     3,600        100,125
                                                                     -----------
                                                                       1,063,587
                                                                     -----------
BANKS--7.1%
  Banc One Corp........................................     1,430         84,102
  BankAmerica Corp.....................................     3,300        280,500
  Bankers Trust New York Corp..........................       800        103,300
  Chase Manhattan Corp.................................     3,300        457,256
  Citicorp.............................................     2,600        391,300
  Firstar Corp.........................................     1,000         37,313
  Fleet Financial Group, Inc...........................       600         51,825
  Key Corp. Ltd........................................     6,000        238,125
  Mellon Bank Corp.....................................     2,400        172,800
  National City Corp...................................     1,100         76,175
  Wells Fargo & Co.....................................       820        302,170
                                                                     -----------
                                                                       2,194,866
                                                                     -----------
BROADCASTING & MEDIA--4.2%
  Chancellor Media Corp.+..............................       500         23,687
  Clear Channel Communications, Inc.+..................     5,300        499,525
  Eastman Kodak Co.....................................       900         64,969
  Gannett Co., Inc.....................................     3,300        224,194
  Knight-Ridder, Inc.(1)...............................       700         40,819
  New York Times Co., Class A..........................     2,100        148,969
  Pulitzer Publishing Co...............................       900         76,837
  Readers Digest Association, Inc., Class A(1).........     2,500         67,187
  Readers Digest Association, Inc., Class B............     2,100         57,619
  Time Warner, Inc.....................................     1,000         78,500
                                                                     -----------
                                                                       1,282,306
                                                                     -----------
BUSINESS SERVICES--3.5%
  Browning-Ferris Industries, Inc.(1)..................     3,400        116,025


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
  Cendant Corp.+.......................................    24,600    $   615,000
  Cognizant Corp.......................................     2,500        128,594
  Newell Co.+(1).......................................     1,600         77,300
  Provant, Inc.........................................       800         14,900
  Waste Management, Inc................................     3,700        123,950
                                                                     -----------
                                                                       1,075,769
                                                                     -----------
CHEMICALS--2.2%
  Dow Chemical Co......................................     1,100        106,356
  du Pont (E.I.) de Nemours & Co.......................     5,200        378,625
  Great Lakes Chemical Corp............................     3,000        150,750
  Schulman (A.), Inc...................................     1,900         42,275
                                                                     -----------
                                                                         678,006
                                                                     -----------
COMMUNICATION EQUIPMENT--1.0%
  3Com Corp.+(1).......................................     2,500         85,625
  SBC Communications, Inc..............................     5,000        207,188
  Tellabs, Inc.+.......................................       400         28,325
                                                                     -----------
                                                                         321,138
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--4.1%
  Bay Networks, Inc.+..................................     2,400         56,250
  Compaq Computer Corp.................................     2,800         78,575
  Dell Computer Corp.+.................................       900         72,619
  Gateway 2000, Inc.+..................................       400         23,475
  Hewlett-Packard Co...................................     2,100        158,156
  Ingram Micro, Inc., Class A+.........................     2,300        104,938
  International Business Machines Corp.................     2,500        289,687
  Knoll, Inc.+.........................................     3,300        114,881
  Mercury Computer Systems, Inc........................       300          4,950
  NCR Corp.+...........................................     4,100        150,419
  Pitney Bowes, Inc....................................     1,200         57,600
  Xerox Corp...........................................     1,300        147,550
                                                                     -----------
                                                                       1,259,100
                                                                     -----------
DRUGS--4.6%
  Abbott Laboratories, Inc.............................       500         36,563
  American Home Products Corp..........................     4,500        419,062
  Amgen, Inc.+(1)......................................     2,700        160,819
  Astra AB ADR+........................................     5,300        108,981
  Bristol-Myers Squibb Co.(1)..........................     1,500        158,812
  Lilly (Eli) & Co.(1).................................       700         48,694
  Merck & Co., Inc.....................................       700         84,350
  Pfizer, Inc.(1)......................................     2,900        330,056
  Pharmacia & Upjohn, Inc..............................     2,000         84,125
                                                                     -----------
                                                                       1,431,462
                                                                     -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES--4.0%
  Consolidated Edison, Inc.............................     1,500    $    67,875
  Dominion Resources, Inc..............................       900         35,606
  DQE, Inc.............................................     1,900         65,313
  Duke Energy Corp.....................................     2,700        156,263
  Edison International.................................     9,000        268,312
  Entergy Corp.........................................     2,200         54,725
  Firstenergy Corp.....................................     4,525        136,881
  GPU, Inc.............................................     1,400         55,475
  Niagara Mohawk Power Corp.+..........................     2,800         34,300
  PacifiCorp...........................................     5,800        134,850
  U.S. West Communications Group(1)....................       500         26,375
  Unicom Corp..........................................     3,900        135,525
  WorldCom, Inc.+......................................     1,600         68,400
                                                                     -----------
                                                                       1,239,900
                                                                     -----------
ELECTRICAL EQUIPMENT--1.3%
  Honeywell, Inc.(1)...................................     3,200        298,000
  Hubbell, Inc., Class B...............................     1,900         93,694
                                                                     -----------
                                                                         391,694
                                                                     -----------
ELECTRONICS--2.2%
  Advanced Micro Devices, Inc.+........................     2,400         66,600
  Intel Corp...........................................       700         56,569
  Linear Technology Corp...............................     1,000         80,375
  LSI Logic Corp.+.....................................     3,700        100,363
  Maxim Integrated Products, Inc.(1)...................       800         32,250
  Motorola, Inc........................................     2,100        116,812
  Texas Instruments, Inc...............................     3,300        211,406
                                                                     -----------
                                                                         664,375
                                                                     -----------
ENERGY SERVICES--1.6%
  Diamond Offshore Drilling, Inc.......................     3,000        151,875
  Dresser Industries, Inc..............................     2,900        153,338
  Schlumberger Ltd.....................................     2,200        182,325
                                                                     -----------
                                                                         487,538
                                                                     -----------
ENERGY SOURCES--4.0%
  Amoco Corp...........................................     1,000         44,250
  Atlantic Richfield Co................................     2,700        210,600
  British Petroleum Co. PLC ADS........................     1,200        113,400
  Elf Aquitaine SA ADR.................................     2,000        129,875
  Halliburton Co.......................................     1,800         99,000
  Mobil Corp.(1).......................................     3,300        260,700
  Noble Affiliates, Inc................................     2,200         94,875
  Texaco, Inc.(1)......................................     2,200        135,300
  Unocal Corp..........................................     1,400         57,313
  USX-Marathon Group, Inc..............................     2,900        103,856
                                                                     -----------
                                                                       1,249,169
                                                                     -----------
                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--5.2%
  American Express Co..................................     4,300    $   438,600
  Bear Stearns Cos., Inc...............................     1,700         97,006
  Beneficial Corp.(1)..................................       700         91,262
  Berkshire Hathaway, Inc., Class A+...................         3        205,800
  Federal National Mortgage Association................     2,200        131,725
  First Data Corp......................................     2,100         71,138
  H&R Block, Inc.......................................     3,200        144,000
  Heller Financial, Inc................................     1,100         29,700
  Household International, Inc.........................     1,000        131,437
  Indigo Aviation AB ADR...............................     1,000         13,375
  MBNA Corp............................................       700         23,713
  Merrill Lynch & Co., Inc.(1).........................     1,000         87,750
  SLM Holding Corp.....................................     2,400        102,450
  Washington Mutual, Inc...............................       500         35,000
                                                                     -----------
                                                                       1,602,956
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--7.4%
  Anheuser-Busch Cos., Inc.(1).........................     1,000         45,813
  Brown-Forman Corp.,
    Class B............................................       700         39,638
  Cadbury Schweppes PLC ADR............................     2,200        127,325
  Coca-Cola Enterprises, Inc...........................     2,600         98,150
  Diageo PLC ADR+......................................     3,160        151,877
  General Mills, Inc...................................     1,200         81,075
  Heineken NV ADR......................................       800        185,537
  Heinz (H.J.) Co......................................       800         43,600
  Kellogg Co...........................................       900         37,125
  McCormick & Co., Inc.................................     1,300         44,444
  Nabisco Holdings Corp., Class A......................       600         28,688
  PepsiCo, Inc.........................................     5,800        230,187
  Philip Morris Cos., Inc..............................    17,700        660,431
  Ralston-Purina Group.................................     1,800        190,800
  RJR Nabisco Holdings Corp............................     3,200         89,000
  Sara Lee Corp.(1)....................................     2,200        131,037
  UST, Inc.............................................     3,000         82,687
  Wrigley, (Wm) Jr. Co.................................       300         26,644
                                                                     -----------
                                                                       2,294,058
                                                                     -----------
FOREST PRODUCTS--0.9%
  Champion International Corp..........................     1,300         69,956
  Fort James Corp......................................     2,900        143,913
  Georgia-Pacific Corp.................................       900         69,469
                                                                     -----------
                                                                         283,338
                                                                     -----------
HEALTH SERVICES--0.3%
  St. Jude Medical, Inc.+..............................     2,900        102,769
                                                                     -----------

26

[STYLE SELECT SERIES(SM) LOGO]

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HOUSEHOLD PRODUCTS--2.0%
  Colgate-Palmolive Co.................................     1,000    $    89,688
  International Flavors & Fragrances, Inc.(1)..........     1,100         53,831
  Kimberly-Clark Corp.(1)..............................     3,500        177,625
  Procter & Gamble Co..................................     1,200         98,625
  Tupperware Corp......................................     2,700         73,069
  Warner-Lambert Co.(1)................................       600        113,512
                                                                     -----------
                                                                         606,350
                                                                     -----------
HOUSING--0.6%
  Home Depot, Inc......................................     1,800        125,325
  Sunbeam Corp.........................................     2,000         50,250
                                                                     -----------
                                                                         175,575
                                                                     -----------
INSURANCE--8.0%
  Ace Co., Ltd.........................................     3,800        143,925
  Aetna, Inc...........................................     1,500        121,219
  Allstate Corp........................................     3,900        375,375
  American General Corp................................     1,700        113,262
  CMAC Investment Corp.................................     1,000         64,563
  EXEL Ltd.+...........................................       900         67,219
  Hartford Financial Services, Inc.....................     1,800        199,350
  Loews Corp...........................................     3,600        360,225
  Progressive Corp.....................................       300         40,631
  Provident Cos., Inc..................................     1,200         46,875
  St. Paul Co., Inc.(1)................................     2,913        246,879
  Travelers Group, Inc.................................     6,692        409,467
  Travelers Property Casualty Corp., Class A...........     2,300         96,600
  UNUM Corp............................................     1,300         69,875
  Willis Corroon Group PLC ADR.........................     7,300        101,287
                                                                     -----------
                                                                       2,456,752
                                                                     -----------
LEISURE & TOURISM--5.2%
  Brinker International, Inc.+.........................     2,500         60,000
  Brunswick Corp.(1)...................................     3,500        113,750
  Continental Airlines, Inc., Class B+.................    14,300        841,912
  Cracker Barrel Old Country Store, Inc................     1,700         62,263
  Hilton Hotels Corp...................................       500         15,969
  Host Marriott Corp.+.................................     2,300         44,706
  International Game Technology, Inc...................     1,700         47,281
  McDonald's Corp.(1)..................................     2,500        154,688
  UAL Corp.+...........................................     3,100        270,281
                                                                     -----------
                                                                       1,610,850
                                                                     -----------
                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
MACHINERY--1.2%
  Deere & Co.(1).......................................     2,700    $   157,782
  Ingersoll-Rand Co.(1)................................     1,600         73,700
  ITT Industries, Inc..................................     3,900        142,106
                                                                     -----------
                                                                         373,588
                                                                     -----------
MEDICAL PRODUCTS--1.2%
  Baxter International, Inc............................       700         38,806
  Johnson & Johnson Co.................................     2,200        157,025
  Pall Corp.(1)........................................     5,700        111,863
  Smith & Nephew PLC...................................    17,000         49,052
                                                                     -----------
                                                                         356,746
                                                                     -----------
METALS & MINERALS--1.0%
  Aluminum Co. of America(1)...........................     1,000         77,500
  Inco Ltd.(1).........................................     2,700         47,419
  Newmont Mining Corp..................................     2,400         77,250
  Nucor Corp...........................................       600         35,962
  Reynolds Metals Co.(1)...............................     1,100         72,600
                                                                     -----------
                                                                         310,731
                                                                     -----------
MULTI-INDUSTRY--2.7%
  Cooper Industries, Inc...............................     1,400         93,625
  Corning, Inc.........................................     5,100        204,000
  FMC Corp.............................................       600         46,538
  General Electric Co..................................     2,700        229,837
  Swire Pacific Ltd., Class A..........................     4,000         19,985
  Textron, Inc.........................................     1,300        101,725
  Tomkins PLC..........................................     7,000         41,215
  Tyco International Ltd...............................     1,900        103,550
                                                                     -----------
                                                                         840,475
                                                                     -----------
REAL ESTATE COMPANIES--0.2%
  Rouse Co.............................................     1,600         49,400
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--1.3%
  CarrAmerica Realty Corp..............................     1,400         40,950
  Federal Realty Investment
    Trust..............................................     1,900         46,194
  Patriot American Hospitality, Inc....................     2,300         58,075
  Reckson Associates Realty
    Corp...............................................     1,700         41,650
  Security Capital Industrial
    Trust..............................................       900         21,994
  Simon DeBartolo Group,
    Inc................................................     2,400         79,050
  Spieker Properties, Inc..............................       700         27,737
  Starwood Lodging Trust...............................       700         35,131
  United Dominion Realty Trust, Inc....................     2,800         37,975
                                                                     -----------
                                                                         388,756
                                                                     -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Large-Cap Blend Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                        VALUE
                 SECURITY DESCRIPTION                     SHARES      (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL--3.6%
  American Stores Co.(1)...............................     8,700    $   208,800
  Circuit City Stores, Inc.(1).........................       800         32,500
  Dayton Hudson Corp.(1)...............................     2,000        174,625
  Federated Department Stores, Inc.+...................     2,700        132,806
  Limited, Inc.........................................     1,500         50,344
  Lowe's Co., Inc......................................     1,500        104,906
  Penney (J.C.), Inc.(1)...............................     1,400         99,488
  Sears, Roebuck & Co..................................     2,200        130,487
  Toys 'R' Us, Inc.+...................................     2,200         60,638
  Wal-Mart Stores, Inc.................................     2,100        106,181
                                                                     -----------
                                                                       1,100,775
                                                                     -----------
SOFTWARE--1.7%
  America Online, Inc.+................................     1,000         80,000
  Cisco Systems, Inc.+.................................       850         62,262
  Computer Associates International, Inc...............     1,000         58,563
  Electronic Data Systems
    Corp.+.............................................     2,900        124,700
  Microsoft Corp.+.....................................     2,100        189,262
                                                                     -----------
                                                                         514,787
                                                                     -----------
TELECOMMUNICATIONS--0.7%
  Associated Group, Inc.,
    Class B............................................     1,300         45,663
  Frontier Corp........................................     5,000        149,687
  Telecom Corp. of New Zealand Ltd. ADR................     1,400         30,100
                                                                     -----------
                                                                         225,450
                                                                     -----------
TELEPHONE--2.6%
  Ameritech Corp.......................................     4,700        200,044
  AT&T Corp............................................     4,300        258,268
  Bell Atlantic Corp.(1)...............................     2,400        224,550
  BellSouth Corp.(1)...................................       900         57,769
  GTE Corp.............................................     1,100         64,281
                                                                     -----------
                                                                         804,912
                                                                     -----------
TRANSPORTATION--1.0%
  Burlington Northern Santa Fe Corp....................     1,400        138,600
  FDX Corp.+...........................................     1,200         81,600
  Norfolk Southern Corp................................     3,000        100,313
                                                                     -----------
                                                                         320,513
                                                                     -----------
TOTAL INVESTMENT SECURITIES--96.0%
  (cost $27,642,599)...................................               29,595,559
                                                                     -----------
                                                          PRINCIPAL
                                                           AMOUNT
                                                            (IN         VALUE
                 SECURITY DESCRIPTION                     THOUSANDS)  (NOTE 3)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES--1.8%
  Federal Home Loan Mortgage
    Discount Notes
    5.41% due 6/12/98
    (cost: $555,472)...................................   $   559    $   555,472
                                                                     -----------
REPURCHASE AGREEMENTS--1.5%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.45%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $284,043 collateralized by
    $290,000 U.S. Treasury Note 5.50%, due 2/28/99
    approximate aggregate value $292,538 (cost
    $284,000)..........................................       284        284,000
  Agreement with State Street Bank and Trust Co.,
    bearing 2.00%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $192,011 collateralized by
    $195,000 U.S. Treasury Note 5.50%, due 2/28/99
    approximate aggregate value $196,706 (cost
    $192,000)..........................................       192        192,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $476,000)......................................                  476,000
                                                                     -----------
TOTAL INVESTMENTS--
  (cost $28,674,071)...................................      99.3%    30,627,031
Other assets less liabilities..........................       0.7        200,669
                                                          -------    -----------
NET ASSETS--                                                100.0%   $30,827,700
                                                          -------    -----------
                                                          -------    -----------

------------------
+ Non-income producing security

ADR   ('American Depositary Receipt')
ADS   ('American Depositary Shares')

(1) Security is traded with rights attached

See Notes to Financial Statements

28

[STYLE SELECT SERIES(SM) LOGO

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)


                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK--91.7%
AEROSPACE & MILITARY TECHNOLOGY--2.7%
  Boeing Co..........................................    10,100    $    505,631
  Lockheed Martin Corp...............................     2,000         222,750
  Northrop Grumman Corp.(1)..........................     1,700         179,669
  Precision Castparts Corp.(1).......................     1,500          93,188
                                                                   ------------
                                                                      1,001,238
                                                                   ------------
APPAREL & TEXTILES--1.0%
  Nike, Inc., Class B................................     2,200         105,050
  Reebok International Ltd.+.........................     9,200         270,250
                                                                   ------------
                                                                        375,300
                                                                   ------------
AUTOMOTIVE--1.7%
  Dana Corp..........................................     4,700         277,888
  Goodyear Tire & Rubber Co..........................     4,900         343,000
                                                                   ------------
                                                                        620,888
                                                                   ------------
BANKS--10.4%
  Ahmanson (H.F.) & Co...............................     1,331         101,489
  Banc One Corp......................................     2,300         135,269
  BankAmerica Corp...................................     5,600         476,000
  Chase Manhattan Corp...............................     2,000         277,125
  Citicorp...........................................     3,800         571,900
  First Chicago NBD Corp.............................     1,500         139,312
  First Union Corp.(1)...............................     5,484         331,096
  Golden West Financial Corp.........................       500          52,656
  National City Corp.................................     6,600         457,050
  State Street Corp..................................     1,200          85,800
  TCF Financial Corp.................................       600          19,538
  U.S. Bancorp.......................................     3,000         381,000
  Wells Fargo & Co...................................     2,100         773,850
                                                                   ------------
                                                                      3,802,085
                                                                   ------------
BROADCASTING & MEDIA--2.3%
  360 Communications Co.+............................     2,200          67,238
  AirTouch Communications, Inc.......................     3,000         159,375
  Eastman Kodak Co...................................     5,000         360,937
  Gannett Co., Inc...................................     1,400          95,113
  News Corp., Ltd. ADR...............................     4,500         106,506
  Tribune Co.(1).....................................       700          46,200
                                                                   ------------
                                                                        835,369
                                                                   ------------
BUSINESS SERVICES--0.2%
  Crescent Operating, Inc.+..........................       300           6,525
  J. Ray McDermott SA+...............................       200           8,875
  USA Waste Services, Inc.+..........................     1,500          73,594
                                                                   ------------
                                                                         88,994
                                                                   ------------
CHEMICALS--1.3%
  du Pont (E.I.) de Nemours & Co.....................     3,700         269,406
  Ferro Corp.........................................     1,350          38,897

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
  Millenium Chemicals, Inc...........................     4,000    $    143,500
  Nalco Chemical Co.(1)..............................       600          23,850
                                                                   ------------
                                                                        475,653
                                                                   ------------
COMMUNICATION EQUIPMENT--0.9%
  Loral Space & Communications Corp.+................       600          18,788
  Qwest Communications International, Inc.+..........     1,300          50,131
  SBC Communications, Inc............................     6,100         252,769
                                                                   ------------
                                                                        321,688
                                                                   ------------
COMPUTERS & BUSINESS EQUIPMENT--6.9%
  Apple Computer, Inc.+..............................    10,100         275,856
  Compaq Computer Corp...............................     5,100         143,119
  Harris Corp........................................     1,300          62,887
  Hewlett-Packard Co.................................     7,100         534,719
  International Business Machines Corp...............     8,200         950,175
  Wallace Computer Services, Inc.....................     7,600         274,075
  Xerox Corp.........................................     2,600         295,100
                                                                   ------------
                                                                      2,535,931
                                                                   ------------
DRUGS--2.3%
  American Home Products Corp........................       700          65,188
  Bristol-Myers Squibb Co.(1)........................       400          42,350
  Lilly (Eli) & Co.(1)...............................       400          27,825
  Merck & Co., Inc...................................       200          24,100
  Novartis AG ADR....................................       900          79,762
  Pfizer, Inc.(1)....................................     1,200         136,575
  Pharmacia & Upjohn, Inc............................     7,100         298,644
  SmithKline Beecham PLC ADR.........................     3,000         178,687
                                                                   ------------
                                                                        853,131
                                                                   ------------
ELECTRIC UTILITIES--3.7%
  American Electric Power Company, Inc...............       500          23,875
  Central & South West Corp..........................     3,800          99,038
  Consolidated Edison, Inc...........................       400          18,100
  Duke Energy Corp...................................     3,100         179,412
  GPU, Inc...........................................     4,600         182,275
  Illinova Corp......................................    10,000         305,625
  New England Electric Systems ......................     2,800         121,800
  Pinnacle West Capital Corp.........................       100           4,425
  Southern Co........................................     4,600         121,900
  Texas Utilities Co.................................     7,000         280,000
                                                                   ------------
                                                                      1,336,450
                                                                   ------------
ELECTRONICS--2.9%
  Advanced Micro Devices, Inc.+......................     1,900          52,725

                                                  [STYLE SELECT SERIES(SM) LOGO]

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ELECTRONICS (CONTINUED)
  Applied Materials, Inc.+...........................     4,500    $    162,562
  Intel Corp.........................................     2,300         185,869
  Molex, Inc.........................................       625          17,812
  Motorola, Inc......................................     3,000         166,875
  Novellus Systems, Inc.+............................     2,300         109,825
  Texas Instruments, Inc.............................     5,500         352,344
                                                                   ------------
                                                                      1,048,012
                                                                   ------------
ENERGY SERVICES--2.2%
  Ashland, Inc.......................................     1,100          58,163
  Cooper Cameron Corp.+..............................     1,400          93,012
  EVI, Inc.+.........................................     1,200          63,900
  Halliburton Co.....................................     4,400         242,000
  McDermott International, Inc.......................       100           4,138
  Nabors Industries, Inc.+...........................       300           7,556
  Noble Drilling Corp.+..............................     2,400          77,550
  Schlumberger Ltd...................................     3,300         273,487
                                                                   ------------
                                                                        819,806
                                                                   ------------
ENERGY SOURCES--4.6%
  Amoco Corp.........................................     1,800          79,650
  Atlantic Richfield Co..............................     3,700         288,600
  British Petroleum Co. PLC ADS......................       600          56,700
  Burlington Resources, Inc.(1)......................     3,000         141,000
  Chevron Corp.(1)...................................     1,300         107,494
  Enron Oil & Gas Co.................................     6,850         160,119
  Exxon Corp.........................................       200          14,587
  Noble Affiliates, Inc..............................     1,600          69,000
  Pioneer Natural Resources Co.......................     1,100          26,331
  Royal Dutch Petroleum Co. NY Registry Shares GDR...     5,000         282,812
  Texaco, Inc.(1)....................................       500          30,750
  USX-Marathon Group, Inc............................    12,300         440,494
                                                                   ------------
                                                                      1,697,537
                                                                   ------------
ENTERTAINMENT PRODUCTS--0.0%
  Hasbro, Inc.(1)....................................       300          11,044
                                                                   ------------
FINANCIAL SERVICES--6.9%
  American Express Co................................     7,000         714,000
  Associates First Capital Corp., Class A............     1,400         104,650
  Bear Stearns Cos., Inc.............................     2,600         148,363
  Coast Federal Litigation
  Contingent Payment Rights Trust....................     1,400          23,713
  Donaldson, Lufkin & Jenrette, Inc..................       800          75,850

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
  Federal Home Loan Mortgage Corp....................     2,100    $     97,256
  Federal National Mortgage Association..............     2,900         173,637
  Household International, Inc.......................       100          13,144
  Morgan (J.P.) & Co., Inc...........................       600          78,750
  Morgan Stanley, Dean Witter, Discover & Co.........     5,700         449,587
  Ryder System, Inc.(1)..............................     3,000         104,438
  SLM Holding Corp...................................     6,100         260,394
  Student Loan Corp..................................     5,700         284,287
  Washington Mutual, Inc.............................       200          14,000
                                                                   ------------
                                                                      2,542,069
                                                                   ------------
FOOD, BEVERAGE & TOBACCO--3.2%
  Archer-Daniels-Midland Co..........................    13,900         298,850
  Coca-Cola Co.......................................       100           7,588
  Corn Products International, Inc.+.................     1,300          46,313
  Diageo PLC ADR.....................................     6,020         289,336
  Flowers Industries, Inc.(1)........................     5,700         121,838
  Nestle SA ADR......................................     2,300         219,937
  Philip Morris Cos., Inc............................     4,200         156,712
  Tyson Foods, Inc., Class A.........................     2,000          38,625
                                                                   ------------
                                                                      1,179,199
                                                                   ------------
FOREST PRODUCTS--3.0%
  Georgia Pacific Corp...............................     4,400         112,750
  Potlatch Corp......................................     6,200         293,725
  Sonoco Products Co.................................     1,900          76,356
  Temple-Inland, Inc.................................       600          38,738
  Weyerhaeuser Co....................................     4,800         276,600
  Willamette Industries, Inc.(1) ....................     7,300         283,331
                                                                   ------------
                                                                      1,081,500
                                                                   ------------
GAS & PIPELINE UTILITIES--1.2%
  Equitable Resources, Inc...........................     7,200         234,000
  KN Energy, Inc.....................................       300          17,606
  MCN Corp...........................................     4,800         181,200
                                                                   ------------
                                                                        432,806
                                                                   ------------
HEALTH SERVICES--2.8%
  Columbia/HCA Healthcare Corp.......................     5,400         177,863
  Tenet Healthcare Corp.+............................     7,400         277,037
  United Healthcare Corp.............................     4,100         288,025
  Wellpoint Health Networks, Inc., Class A...........     3,700         266,862
                                                                   ------------
                                                                      1,009,787
                                                                   ------------

30

[STYLE SELECT SERIES(SM) LOGO

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HOUSING--0.6%
  Foster Wheeler Corp.(1)............................       500    $     13,844
  Masco Corp.........................................     3,800         220,400
                                                                   ------------
                                                                        234,244
                                                                   ------------
INSURANCE--10.6%
  20th Century Industries............................     1,100          31,350
  Aetna, Inc.........................................     4,700         379,819
  Allstate Corp......................................     7,300         702,625
  American International Group, Inc..................       500          65,781
  Berkley (W.R.) Corp................................     1,500          69,938
  Chubb Corp.........................................     2,500         197,344
  Frontier Insurance Group, Inc......................     4,500         119,250
  General Re Corp....................................     3,800         849,538
  Progressive Corp...................................       700          94,806
  Provident Cos., Inc................................     3,300         128,906
  Transamerica Corp..................................     2,400         277,200
  Transatlantic Holdings, Inc........................     1,700         130,581
  Travelers Group, Inc...............................    13,526         827,622
  UNUM Corp.(1)......................................       400          21,500
                                                                   ------------
                                                                      3,896,260
                                                                   ------------
INVESTMENT COMPANIES--0.1%
  Morgan Stanley Asia-Pacific Fund...................     3,500          26,031
                                                                   ------------
LEISURE & TOURISM--3.0%
  Brunswick Corp.(1).................................     5,000         162,500
  Delta Air Lines, Inc...............................     1,700         197,625
  KLM Royal Dutch Airlines NV........................     7,000         283,937
  McDonald's Corp.(1)................................     7,600         470,250
                                                                   ------------
                                                                      1,114,312
                                                                   ------------
MACHINERY--1.8%
  Cincinnati Milacron, Inc...........................     2,400          74,550
  Deere & Co.(1).....................................     5,600         327,250
  Kennametal, Inc....................................       900          47,981
  New Holland N.V....................................     5,000         122,500
  Smith International, Inc.+(1)......................     1,400          82,250
                                                                   ------------
                                                                        654,531
                                                                   ------------
MEDICAL PRODUCTS--0.9%
  Baxter International, Inc..........................     3,300         182,944
  DePuy, Inc.........................................       850          26,350
  Johnson & Johnson Co...............................       400          28,550
  Mallinckrodt, Inc..................................     3,000          96,750
                                                                   ------------
                                                                        334,594
                                                                   ------------
METALS & MINERALS--2.8%
  Aluminum Co. of America(1).........................     5,200         403,000
  Hanson PLC ADR.....................................     4,900         145,163
  Martin Marietta Materials, Inc.....................     3,900         183,056

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
METALS & MINERALS (CONTINUED)
  USX-US Steel Group, Inc............................     7,300    $    285,612
                                                                   ------------
                                                                      1,016,831
                                                                   ------------
MULTI-INDUSTRY--0.4%
  Cooper Industries, Inc.............................     1,900         127,062
  General Electric Co................................       100           8,513
                                                                   ------------
                                                                        135,575
                                                                   ------------
REAL ESTATE COMPANIES--0.2%
  Rouse Co...........................................     2,900          89,538
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
  Crescent Real Estate Equities Co...................     3,300         112,612
  Federal Realty Investment Trust....................       400           9,725
  General Growth Properties, Inc.....................     2,000          71,750
  Kimco Realty Corp..................................       100           3,706
  United Dominion Realty Trust, Inc..................       400           5,425
  Vornado Realty Trust...............................     1,200          48,075
  Weingarten Realty Investors........................       100           4,263
                                                                   ------------
                                                                        255,556
                                                                   ------------
RETAIL--5.7%
  Harcourt General, Inc..............................     6,400         334,000
  Kmart Corp.+.......................................    16,200         282,487
  Limited, Inc.......................................     9,200         308,775
  May Department Stores Co...........................     2,900         178,894
  Penney (J.C.), Inc.(1).............................     6,400         454,800
  Sears, Roebuck & Co................................     4,900         290,631
  The Sports Authority, Inc.+........................     5,200          91,325
  Toys 'R' Us, Inc.+.................................     5,800         159,863
                                                                   ------------
                                                                      2,100,775
                                                                   ------------
TELECOMMUNICATIONS--0.0%
  Globalstar Telecommunications Ltd.+................       200          13,850
                                                                   ------------
TELEPHONE--2.0%
  Ameritech Corp.....................................     1,800          76,613
  Bell Atlantic Corp.(1).............................     3,600         336,825
  GTE Corp...........................................     2,000         116,875
  MCI Communications Corp............................     3,700         185,925
                                                                   ------------
                                                                        716,238
                                                                   ------------
TRANSPORTATION--2.7%
  Burlington Northern Santa Fe Corp..................     2,000         198,000
  Canadian National Railway Co.......................     1,600         104,100
  CSX Corp.(1).......................................     7,600         399,000
  Illinois Central Corp..............................     1,600          63,600
  Overseas Shipholding Group, Inc....................     5,000         106,250

                                                  [STYLE SELECT SERIES(SM) LOGO]

Large-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

TRANSPORTATION (CONTINUED)
  Union Pacific Corp.................................     1,900    $    104,025
                                                                   ------------
                                                                        974,975
                                                                   ------------
TOTAL COMMON STOCK
  (cost $31,056,403).................................                33,631,797
                                                                   ------------
PREFERRED STOCK--0.1%
BROADCASTING & MEDIA--0.1%
  AirTouch Communications, Inc. Series C 4.25%.......       200          15,362
                                                                   ------------
FINANCIAL SERVICES--0.0%
  Devon Financing Trust 6.50%........................       200          14,088
                                                                   ------------
TRANSPORTATION--0.0%
  Union Pacific Capital
    Trust 6.25% .....................................       100           5,450
                                                                   ------------
TOTAL PREFERRED STOCK
  (cost $34,280).....................................                    34,900
                                                                   ------------
TOTAL INVESTMENT SECURITIES--91.8%
  (cost $31,090,683)...........................................      33,666,697
                                                                   ------------

                                                       PRINCIPAL
                                                       AMOUNT (IN         VALUE
                SECURITY DESCRIPTION                   THOUSANDS)        (NOTE 3)
-----------------------------------------------------------------------------------
SHORT-TERM SECURITIES--2.5%
  Cayman Island Time Deposit with State Street Bank
    and
    Trust Co.
    3.00% due 05/01/98
    (cost $897,000)..................................     $  897       $    897,000
                                                                       ------------
REPURCHASE AGREEMENTS--4.2%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.45%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $1,415,214
    collateralized by $1,410,000 U.S. Treasury Note
    7.125%, due 9/30/99 approximate aggregate value
    $1,446,434
    (cost $1,415,000)................................      1,415          1,415,000
  Joint Repurchase Agreement Account (Note 2)
    (cost $120,000)..................................        120            120,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,535,000)..................................                     1,535,000
                                                                       ------------
TOTAL INVESTMENTS--
  (cost $33,522,683).................................       98.5%        36,098,697
Other assets less liabilities........................        1.5            566,134
                                                        -------        ------------
NET ASSETS--                                              100.0%       $ 36,664,831
                                                        -------        ------------
                                                        -------        ------------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
GDR ('Global Depositary Receipt')
(1) Security is traded with rights attached

See Notes to Financial Statements

32

[STYLE SELECT SERIES(SM) LOGO]

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK--94.9%
AEROSPACE & MILITARY TECHNOLOGY--2.3%
  Boeing Co..........................................    64,500    $  3,229,031
  Rockwell Intl. Corp................................    19,800       1,107,562
  Sundstrand Corp....................................    13,000         897,813
                                                                   ------------
                                                                      5,234,406
                                                                   ------------
APPAREL & TEXTILES--0.9%
  Burlington Industries, Inc.+.......................    40,500         708,750
  Nike, Inc., Class B................................    13,700         654,175
  Unifi, Inc.........................................    20,000         766,250
                                                                   ------------
                                                                      2,129,175
                                                                   ------------
AUTOMOTIVE--3.7%
  AutoZone, Inc.+....................................    39,000       1,177,312
  Borg-Warner Automotive, Inc........................    20,800       1,293,500
  Cummins Engine Co., Inc............................    27,300       1,484,437
  Ford Motor Co......................................    27,350       1,252,972
  Goodyear Tire & Rubber Co..........................    39,100       2,737,000
  PACCAR, Inc.(1)....................................     8,500         500,438
                                                                   ------------
                                                                      8,445,659
                                                                   ------------
BANKS--9.5%
  Banc One Corp......................................    13,884         816,575
  BankAmerica Corp...................................    23,800       2,023,000
  Chase Manhattan Corp...............................    10,400       1,441,050
  Citicorp...........................................    36,300       5,463,150
  First Chicago NBD Corp.............................    15,000       1,393,125
  First Union Corp.(1)...............................       200          12,075
  Golden West Financial Corp.........................     3,100         326,469
  KeyCorp............................................    29,300       1,162,844
  Mellon Bank Corp...................................    17,900       1,288,800
  National Bank of Canada............................    71,300       1,470,926
  NationsBank Corp...................................    17,318       1,311,838
  Northern Trust Corp.(1)............................     5,600         408,800
  State Street Corp..................................     6,900         493,350
  TCF Financial Corp.................................     3,200         104,200
  U.S. Bancorp.......................................     5,800         736,600
  Wells Fargo & Co...................................     8,900       3,279,650
                                                                   ------------
                                                                     21,732,452
                                                                   ------------
BROADCASTING & MEDIA--2.2%
  360 Communications Co.+............................    12,700         388,144
  ACNielson Corp.+...................................    16,500         462,000
  AirTouch Communications, Inc.+.....................    20,400       1,083,750
  Donnelley(RR) & Sons Co.(1)........................    17,800         784,312
  Gannett Co., Inc...................................     8,300         563,881
  Knight-Ridder, Inc.(1).............................     9,600         559,800
  News Corp., Ltd. ADR...............................     6,300         172,069
  Scripps (E.W) Co., Class A.........................    13,000         736,938

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
BROADCASTING & MEDIA (CONTINUED)
  Tribune Co.(1).....................................     3,700    $    244,200
                                                                   ------------
                                                                      4,995,094
                                                                   ------------
BUSINESS SERVICES--1.7%
  Crescent Operating, Inc.+..........................     1,470          31,973
  J.Ray McDermott SA+................................     2,900         128,687
  Owens Corning Co...................................    43,050       1,789,266
  Philip Services Corp.+.............................   138,000       1,043,625
  Waste Management, Inc..............................    25,100         840,850
                                                                   ------------
                                                                      3,834,401
                                                                   ------------
CHEMICALS--2.6%
  Cabot Corp.........................................    36,500       1,311,719
  du Pont (E.I.) de Nemours & Co.....................    14,800       1,077,625
  Morton International, Inc..........................    38,100       1,219,200
  Praxair, Inc.......................................    25,400       1,277,937
  Raychem Corp.(1)...................................    27,000       1,085,063
                                                                   ------------
                                                                      5,971,544
                                                                   ------------
COMMUNICATION EQUIPMENT--0.6%
  Loral Space & Communications Corp.+................     3,500         109,594
  Qwest Communications International, Inc.+..........     7,200         277,650
  SBC Communications, Inc............................    25,100       1,040,081
                                                                   ------------
                                                                      1,427,325
                                                                   ------------
COMPUTERS & BUSINESS EQUIPMENT--3.4%
  Hewlett-Packard Co.................................    44,600       3,358,937
  International Business Machines Corp...............    21,100       2,444,963
  Komag, Inc.+.......................................    36,700         566,556
  Teradyne, Inc.+(1).................................    35,100       1,281,150
                                                                   ------------
                                                                      7,651,606
                                                                   ------------
DRUGS--2.5%
  American Home Products Corp........................     4,800         447,000
  Amgen, Inc.+(1)....................................    14,200         845,788
  Biogen, Inc.+(1)...................................    28,200       1,244,325
  Bristol-Myers Squibb Co.(1)........................     2,300         243,513
  Lilly (Eli) & Co.(1)...............................     2,600         180,863
  Merck & Co., Inc...................................     1,100         132,550
  Novartis AG ADR....................................     5,700         471,218
  Pfizer, Inc.(1)....................................     8,500         967,406
  SmithKline Beecham PLC ADR.........................    20,600       1,226,987
                                                                   ------------
                                                                      5,759,650
                                                                   ------------
ELECTRIC UTILITIES--1.0%
  Duke Energy Corp...................................       100           5,787
  Edison International...............................       100           2,981
  Kansas City Power & Light Co.......................    35,500       1,056,125
  Southern Co........................................       100           2,650

                                                  [STYLE SELECT SERIES(SM) LOGO]

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
  Western Resources, Inc.............................    33,500    $  1,308,594
                                                                   ------------
                                                                      2,376,137
                                                                   ------------
ELECTRONICS--8.5%
  Applied Materials, Inc.+...........................    30,000       1,083,750
  Arrow Electronics, Inc.+...........................    55,500       1,515,844
  Avnet, Inc.........................................    25,800       1,591,537
  Eaton Corp.........................................    16,000       1,478,000
  Intel Corp.........................................    14,500       1,171,781
  KLA-Tencor Corp.+(1)...............................    21,400         860,013
  Millipore Corp.....................................    12,700         438,150
  Molex, Inc.........................................     4,412         125,742
  Motorola, Inc......................................    19,300       1,073,563
  National Semiconductor
    Corp.+...........................................    40,000         880,000
  Novellus Systems, Inc.+............................    16,100         768,775
  Philips Electronics NV-NY Shares...................    19,700       1,773,000
  Quantum Corp.+(1)..................................    40,000         937,500
  Tektronix, Inc.....................................    16,800         722,400
  Texas Instruments, Inc.............................    56,800       3,638,750
  Varian Associates, Inc.(1).........................    27,900       1,365,356
                                                                   ------------
                                                                     19,424,161
                                                                   ------------
ENERGY SERVICES--3.9%
  Amerada Hess Corp..................................       100           5,750
  Cooper Cameron Corp.+..............................    22,200       1,474,913
  Diamond Offshore Drilling, Inc.....................    33,000       1,670,625
  EVI, Inc.+.........................................     9,500         505,875
  Halliburton Co.....................................    27,100       1,490,500
  McDermott International, Inc.......................    26,700       1,104,713
  Nabors Industries, Inc.+...........................     1,500          37,781
  Schlumberger Ltd...................................    31,700       2,627,137
                                                                   ------------
                                                                      8,917,294
                                                                   ------------
ENERGY SOURCES--6.1%
  Atlantic Richfield Co..............................       200          15,600
  British Petroleum Co. PLC ADS......................    14,421       1,362,784
  Burlington Resources, Inc.(1)......................    19,300         907,100
  Chevron Corp.(1)...................................       200          16,538
  Exxon Corp.........................................       700          51,056
  Mobil Corp.(1).....................................       100           7,900
  Noble Affiliates, Inc..............................    28,700       1,237,687
  Oryx Energy Co.+...................................    30,000         783,750
  Phillips Petroleum Co.(1)..........................    25,500       1,263,844
  Pioneer Natural Resources Co.......................     6,400         153,200
  R & B Falcon Corp.+................................    52,422       1,680,780
  Repsol SA ADR......................................    27,700       1,514,844
  Sonat, Inc.........................................       100           4,438


                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
ENERGY SOURCES (CONTINUED)
  Sun Co., Inc.......................................    38,200    $  1,544,712
  Tosco Corp.........................................    32,000       1,140,000
  Ultramar Diamond Shamrock Corp.....................    39,200       1,266,650
  Union Pacific Resources Group, Inc.................    43,300       1,033,788
                                                                   ------------
                                                                     13,984,671
                                                                   ------------
ENTERTAINMENT PRODUCTS--1.4%
  Callaway Golf Co...................................    47,800       1,302,550
  Harman International Industries, Inc.+.............    40,000       1,720,000
  Hasbro, Inc.(1)....................................     4,300         158,294
                                                                   ------------
                                                                      3,180,844
                                                                   ------------
FINANCIAL SERVICES--4.8%
  American Express Co................................    27,600       2,815,200
  Associates First Capital Corp., Class A............     5,752         429,961
  Countrywide Credit Industries, Inc.(1).............    16,400         793,350
  Donaldson, Lufkin & Jenrette, Inc..................     4,800         455,100
  Federal Home Loan Mortgage Corp....................    15,400         713,213
  Household International, Inc.......................       700          92,006
  Morgan (J.P.) & Co., Inc...........................     3,700         485,625
  Morgan Stanley, Dean Witter, Discover & Co.........    38,402       3,028,958
  PaineWebber Group, Inc.............................    27,150       1,216,659
  SLM Holding Corp...................................    20,000         853,750
  Washington Mutual, Inc.............................     1,400          98,000
                                                                   ------------
                                                                     10,981,822
                                                                   ------------
FOOD, BEVERAGE & TOBACCO--3.8%
  Anheuser-Busch Cos., Inc.(1).......................    28,100       1,287,331
  Archer-Daniels-Midland Co..........................    28,655         616,082
  Coca-Cola Co.......................................       500          37,938
  Corn Products International, Inc.+.................     1,900          67,688
  Gallaher Group PLC ADR.............................       200           4,113
  IBP, Inc...........................................    58,700       1,210,687
  Nestle SA ADR......................................    15,500       1,503,559
  Philip Morris Cos., Inc............................    60,400       2,253,675
  Tyson Foods, Inc., Class A.........................    12,400         239,475
  UST, Inc...........................................    53,700       1,480,106
                                                                   ------------
                                                                      8,700,654
                                                                   ------------
FOREST PRODUCTS--2.6%
  Asia Pulp & Paper Ltd. ADR+........................    66,600         969,862
  International Paper Co.............................       100           5,219
  Mead Corp..........................................    15,800         547,075

34

[STYLE SELECT SERIES(SM) LOGO]

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FOREST PRODUCTS (CONTINUED)
  Owens Illinois, Inc.+..............................    15,000    $    593,438
  Temple-Inland, Inc.................................    18,000       1,162,125
  Union Camp Corp.(1)................................    28,300       1,708,612
  Weyerhaeuser Co....................................    17,400       1,002,675
                                                                   ------------
                                                                      5,989,006
                                                                   ------------
GAS & PIPELINE UTILITIES--0.1%
  KN Energy, Inc.....................................     2,400         140,850
                                                                   ------------
HOUSEHOLD PRODUCTS--0.5%
  Kimberly-Clark Corp.(1)............................    15,000         761,250
  Singer Co., Inc.+..................................    42,200         408,812
                                                                   ------------
                                                                      1,170,062
                                                                   ------------
HOUSING--1.7%
  Armstrong World Industries, Inc....................    14,000       1,200,500
  Champion Enterprises, Inc.+........................    51,400       1,278,575
  Masco Corp.........................................    24,700       1,432,600
  Maytag Corp.(1)....................................       200          10,300
                                                                   ------------
                                                                      3,921,975
                                                                   ------------
INSURANCE--9.0%
  20th Century Industries............................     5,900         168,150
  Allstate Corp......................................    14,000       1,347,500
  American International Group, Inc..................     2,750         361,797
  Berkley (W.R.) Corp................................    40,700       1,897,638
  Chubb Corp.........................................    16,500       1,302,469
  EXEL Ltd.+.........................................    20,000       1,493,750
  General Re Corp....................................    17,000       3,800,562
  LaSalle Re Holdings Ltd............................    19,600         716,625
  Old Republic International Corp....................    31,900       1,443,475
  PartnerRe Ltd......................................    41,300       2,067,581
  Progressive Corp...................................    13,100       1,774,231
  St. Paul Co., Inc.(1)..............................    14,500       1,228,875
  Transatlantic Holdings, Inc........................    12,000         921,750
  Travelers Group, Inc...............................    29,673       1,815,617
  UNUM Corp.(1)......................................     2,400         129,000
                                                                   ------------
                                                                     20,469,020
                                                                   ------------
INVESTMENT COMPANIES--0.1%
  Morgan Stanley Asia-Pacific Fund...................    23,800         177,013
                                                                   ------------
LEISURE & TOURISM--4.9%
  Continental Airlines, Inc., Class B+...............    13,400         788,925
  Host Marriott Corp.+...............................    91,300       1,774,644
  KLM Royal Dutch Airlines NV........................    37,600       1,525,150
  McDonald's Corp.(1)................................    63,700       3,941,437


                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
LEISURE & TOURISM (CONTINUED)
  Mirage Resorts, Inc.+..............................    63,500    $  1,400,969
  Northwest Airlines Corp., Class A+.................    20,500       1,076,250
  Southwest Airlines Co.(1)..........................    21,850         599,509
                                                                   ------------
                                                                     11,106,884
                                                                   ------------
MACHINERY--1.4%
  Harnischfeger Industries, Inc......................    40,100       1,132,825
  New Holland N.V....................................    61,300       1,501,850
  Smith International, Inc.+(1)......................     9,700         569,875
                                                                   ------------
                                                                      3,204,550
                                                                   ------------
MEDICAL PRODUCTS--0.1%
  Johnson & Johnson Co...............................     2,300         164,163
                                                                   ------------
METALS & MINERALS--4.7%
  AK Steel Holding Corp..............................    29,800         625,800
  Cleveland-Cliffs, Inc.(1)..........................    25,300       1,416,800
  Crown, Cork & Seal Co., Inc........................    23,700       1,233,881
  Inco Ltd...........................................    77,500       1,361,094
  Lafarge Corp.......................................    37,200       1,488,000
  Martin Marietta Materials, Inc.....................    19,500         915,281
  Nucor Corp.........................................    19,300       1,156,794
  Southdown, Inc.....................................    22,400       1,584,800
  UCAR International, Inc.+..........................    27,000         877,500
                                                                   ------------
                                                                     10,659,950
                                                                   ------------
MULTI-INDUSTRY--0.7%
  Corning, Inc.......................................    19,900         796,000
  Fortune Brands, Inc................................       200           7,375
  General Electric Co................................       400          34,050
  Tenneco, Inc.......................................    17,300         744,981
                                                                   ------------
                                                                      1,582,406
                                                                   ------------
REAL ESTATE COMPANIES--0.3%
  Rouse Co...........................................    21,200         654,550
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
  Crescent Real Estate Equities Co...................    20,400         696,150
  Federal Realty Investment Trust....................     1,400          34,037
  General Growth Properties, Inc.....................    13,500         484,312
  Kimco Realty Corp..................................       300          11,119
  United Dominion Realty Trust, Inc..................     1,500          20,344
  Vornado Realty Trust...............................     7,200         288,450
  Weingarten Realty Investors........................       500          21,313
                                                                   ------------
                                                                      1,555,725
                                                                   ------------
RETAIL--2.9%
  Consolidated Stores Corp.+.........................    25,000       1,000,000
  Duane Reade, Inc.+.................................    17,800         422,750
  Harcourt General, Inc..............................    36,400       1,899,625

Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                      VALUE
                SECURITY DESCRIPTION                     SHARES      (NOTE 3)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

RETAIL (CONTINUED)
  May Department Stores Co...........................    20,450    $  1,261,509
  Sears, Roebuck & Co................................    35,000       2,075,938
                                                                   ------------
                                                                      6,659,822
                                                                   ------------
SOFTWARE--1.2%
  Electronic Data Systems Corp.+.....................    28,100       1,208,300
  Storage Technology Corp.+..........................    19,500       1,646,531
                                                                   ------------
                                                                      2,854,831
                                                                   ------------
TELECOMMUNICATIONS--0.5%
  DSC Communications Corp.+..........................    58,000       1,040,375
  Globalstar Telecommunications Ltd.+(1).............       622          43,074
                                                                   ------------
                                                                      1,083,449
                                                                   ------------
TELEPHONE--0.6%
  GTE Corp...........................................    21,700       1,268,094
                                                                   ------------
TRANSPORTATION--4.0%
  Burlington Northern Santa Fe Corp..................    38,750       3,836,250
  FDX Corp.+.........................................    40,500       2,754,000
  Illinois Central Corp..............................     9,100         361,725
  Kansas City Southern Industries, Inc...............    34,600       1,563,487
  Union Pacific Corp.................................    11,700         640,575
                                                                   ------------
                                                                      9,156,037
                                                                   ------------
TOTAL COMMON STOCK
  (cost $185,664,734)................................               216,565,282
                                                                   ------------
PREFERRED STOCK--0.1%
BROADCASTING & MEDIA--0.0%
  AirTouch Communications, Inc. Series C 4.25%.......       900          69,131
                                                                   ------------
FINANCIAL SERVICES--0.1%
  Devon Financing Trust 6.50%........................     1,000          70,438
                                                                   ------------
REAL ESTATE COMPANIES--0.0%
  Rouse Co. Series B 3.00%...........................       400          20,000
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.0%
  Vornado Realty Trust Series A
    6.50%............................................       300          17,250
                                                                   ------------
TRANSPORTATION--0.0%
  Union Pacific Capital Trust 6.25%..................       900          49,050
                                                                   ------------
TOTAL PREFERRED STOCK
  (cost $197,678)....................................                   225,869
                                                                   ------------
TOTAL INVESTMENT SECURITIES--95.0%
  (cost $185,862,412)................................               216,791,151
                                                                   ------------
                                                       PRINCIPAL
                                                       AMOUNT (IN         VALUE
                SECURITY DESCRIPTION                   THOUSANDS)        (NOTE 3)
-----------------------------------------------------------------------------------
SHORT-TERM SECURITIES--3.1%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co.
    4.50% due 5/01/98................................     $3,183       $  3,183,000
  Federal National Mortgage Association Discount
    Notes 5.43% due 5/13/98..........................      3,915          3,907,914
                                                                       ------------
TOTAL SHORT-TERM SECURITIES
  (cost $7,090,914)..................................                     7,090,914
                                                                       ------------
REPURCHASE AGREEMENTS--2.3%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $1,116,000
    collateralized by $1,130,000 U.S. Treasury Note
    5.50%, due 2/28/99 approximate aggregate value
    $1,139,888
    (cost $1,116,000)................................      1,116          1,116,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.45%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $4,080,000
    collateralized by $4,060,000 U.S. Treasury Note
    7.125% due 9/30/99 approximate aggregate value
    $4,164,910
    (cost $4,080,000)................................      4,080          4,080,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,196,000)..................................                     5,196,000
                                                                       ------------
TOTAL INVESTMENTS--
  (cost $198,149,326)................................      100.4%       229,078,065
  Liabilities in excess of other assets..............       (0.4)          (918,262)
                                                        -------        ------------
NET ASSETS--                                              100.0%       $228,159,803
                                                        -------        ------------
                                                        -------        ------------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
(1) Security is traded with rights attached
See Notes to Financial Statements

36

[STYLE SELECT SERIES(SM) LOGO]

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)

                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK--91.3%
AEROSPACE & MILITARY TECHNOLOGY--0.3%
  Fairchild Corp., Class A+..........................   1,400    $     28,525
  Moog, Inc., Class A................................   2,300          99,475
                                                                 ------------
                                                                      128,000
                                                                 ------------
APPAREL & TEXTILES--2.0%
  Footstar, Inc.+....................................   3,700         147,306
  Just For Feet, Inc.+...............................  10,000         219,375
  Kellwood Co.(1)....................................   4,000         127,750
  Oakley, Inc.+......................................  11,500         151,656
  Spiegel, Inc., Class A+............................  35,000         199,062
  Tarrant Apparel Group, Inc.+.......................   3,000          91,500
                                                                 ------------
                                                                      936,649
                                                                 ------------
AUTOMOTIVE--4.5%
  Apogee Enterprises, Inc............................  11,000         158,813
  Borg-Warner Automotive, Inc........................   5,100         317,156
  Breed Technologies, Inc............................   3,100          62,581
  Excel Industries, Inc..............................   3,600          75,150
  Federal Signal Corp................................  29,000         621,687
  Polaris Industries, Inc............................   6,800         242,250
  Rollins Truck Leasing Corp.........................   1,600          21,200
  Simpson Industries, Inc............................  18,800         253,800
  Titan International, Inc...........................   4,900          95,550
  Tower Automotive, Inc.+............................   4,300         229,244
                                                                 ------------
                                                                    2,077,431
                                                                 ------------
BANKS--7.2%
  Bank United Corp., Class A.........................   1,700          87,975
  CCB Financial Corp.(1).............................   6,400         696,000
  Community Bank Systems, Inc........................   2,800          99,575
  First Hawaiian, Inc................................   3,300         129,525
  First Source Bancorp, Inc..........................  15,000         157,500
  Freedom Securities Corp.+..........................   2,700          59,906
  HUBCO, Inc.........................................   7,999         291,464
  Long Island Bancorp, Inc...........................   2,200         144,925
  Peoples Heritage Financial Group, Inc..............   8,004         386,193
  Resource Bancshares Mortgage Group, Inc............   5,900         104,725
  Riverview Bancorp, Inc.+...........................  29,000         493,000
  St. Paul Bancorp, Inc..............................  11,000         275,000
  Vermont Financial Services Corp. ..................  14,000         407,750
                                                                 ------------
                                                                    3,333,538
                                                                 ------------
BROADCASTING & MEDIA--3.2%
  Cable Design Technologies Corp.+...................   5,000         133,125
  CellStar Corp.+....................................   3,600         117,000
  Hollinger International, Inc., Class A.............  32,000         496,000


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
BROADCASTING & MEDIA (CONTINUED)
  Jones Intercable, Inc., Class A+...................  31,000    $    623,875
  Regal Cinemas, Inc.+...............................   3,800         115,900
                                                                 ------------
                                                                    1,485,900
                                                                 ------------
BUSINESS SERVICES--2.3%
  Banta Corp.........................................  10,900         346,075
  Bowne & Co., Inc...................................   4,000         165,250
  CDI Corp.+.........................................   2,900         112,194
  Granite Construction, Inc..........................   4,700         138,943
  Pittston Brink's Group.............................   8,200         320,825
                                                                 ------------
                                                                    1,083,287
                                                                 ------------
CHEMICALS--0.8%
  A. Schulman, Inc...................................   4,900         109,025
  ChemFirst, Inc.....................................   4,700         125,138
  Ferro Corp.........................................   5,000         144,062
                                                                 ------------
                                                                      378,225
                                                                 ------------
COMMUNICATION EQUIPMENT--1.6%
  Anixter International, Inc.+.......................  10,700         213,331
  Belden, Inc........................................   4,500         186,469
  DSP Communications, Inc.+..........................   6,800         113,475
  Glenayre Technologies, Inc.+.......................   6,500         101,969
  Leasing Solutions, Inc.+...........................   4,200         116,025
                                                                 ------------
                                                                      731,269
                                                                 ------------
COMPUTERS & BUSINESS EQUIPMENT--3.1%
  Bell & Howell Co.+.................................   6,100         168,512
  Data General Corp.+(1).............................   8,300         126,575
  In Focus System, Inc.+.............................   5,400          46,069
  Kemet Corp.+.......................................   8,300         149,400
  Komag, Inc.+.......................................  10,400         161,200
  Larscom Inc., Class A+.............................   3,900          35,588
  Splash Technology Holdings, Inc.+..................  18,000         335,250
  Stratus Computer, Inc.+............................   7,000         304,937
  Xircom, Inc.+......................................   5,000          85,312
                                                                 ------------
                                                                    1,412,843
                                                                 ------------
DRUGS--1.1%
  Perrigo Co.+.......................................  40,200         512,550
                                                                 ------------
ELECTRIC UTILITIES--1.4%
  Calpine Corp.+.....................................  10,400         187,850
  Eastern Enterprises................................   1,400          59,325
  Eastern Utilities Associates.......................   3,900         102,375
  Public Service Co. of New Mexico...................   4,600         106,088
  Sierra Pacific Resources Co........................   4,900         171,500
                                                                 ------------
                                                                      627,138
                                                                 ------------
ELECTRICAL EQUIPMENT--3.0%
  Aeroquip-Vickers, Inc..............................   1,900         120,769
  Credence Systems Corp.+............................   6,000         164,625

                                                  [STYLE SELECT SERIES(SM) LOGO]

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
  Flextronics International Ltd.+....................   1,400    $     65,100
  Helix Technology Corp..............................   2,200          43,725
  Juno Lighting, Inc.(1).............................  12,000         259,500
  MagneTek, Inc.+....................................   3,300          64,969
  Robotic Vision Systems, Inc.+......................  17,900         134,250
  Scotsman Industries, Inc...........................   3,300          94,462
  Silicon Valley Group, Inc.+........................   9,900         188,100
  Watts Industries, Inc., Class A....................   9,800         251,125
                                                                 ------------
                                                                    1,386,625
                                                                 ------------
ELECTRONICS--3.8%
  Allen Telecom, Inc.+...............................  11,400         183,112
  Benchmark Electronics, Inc.+.......................   1,800          40,387
  Brooks Automation, Inc.+...........................  18,000         272,250
  CFM Technologies, Inc..............................  15,400         188,650
  International Rectifier Corp.+.....................   9,000         105,750
  Lam Research Corp.+................................   5,300         163,969
  Oak Industries, Inc.+..............................   4,500         163,406
  Oak Technology, Inc.+..............................  10,000          57,500
  Quanex Corp.+(1)...................................   1,800          52,763
  SpeedFam International, Inc.+......................  12,400         358,825
  VLSI Technology, Inc.+.............................   8,700         179,437
                                                                 ------------
                                                                    1,766,049
                                                                 ------------
ENERGY SERVICES--2.0%
  Atwood Oceanics, Inc.+.............................   2,500         136,718
  Cliffs Drilling Co.+...............................   2,300         113,419
  Horizon Offshore, Inc..............................   3,100          45,144
  Key Energy Group, Inc..............................  14,000         261,625
  McDermott International, Inc.......................   2,300          95,162
  New Jersey Resources Corp..........................   3,000         113,250
  Pool Energy Services Co.+..........................   4,900         128,625
  Tuboscope, Inc.+...................................   1,000          23,687
                                                                 ------------
                                                                      917,630
                                                                 ------------
ENERGY SOURCES--3.8%
  Barrett Resources Corp.+...........................   5,300         196,762
  Belco Oil & Gas Corp.+.............................   3,200          56,200
  Chieftain International, Inc.+.....................  16,000         358,000
  Comstock Resources, Inc.+..........................   8,100         104,288
  Devon Energy Corp..................................   4,800         191,400
  Helmerich & Payne, Inc.............................   5,700         173,850
  Seagull Energy Corp.+..............................  17,000         290,062
  Tesoro Petroleum Corp.+............................   6,500         129,188
  Vintage Petroleum, Inc.............................   9,900         193,050
  Zeigler Coal Holding Co............................   3,700          66,831
                                                                 ------------
                                                                    1,759,631
                                                                 ------------
ENTERTAINMENT PRODUCTS--1.1%
  Harman International Industries, Inc.+.............  10,000         430,000


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
ENTERTAINMENT PRODUCTS (CONTINUED)
  Midway Games, Inc.+................................   3,494    $     64,645
                                                                 ------------
                                                                      494,645
                                                                 ------------
FINANCIAL SERVICES--1.2%
  AMRESCO, Inc.+.....................................   4,700         169,788
  E.W. Blanch Holdings, Inc..........................   4,500         157,500
  Life Financial Corp.+..............................  10,000         227,500
                                                                 ------------
                                                                      554,788
                                                                 ------------
FOOD, BEVERAGE & TOBACCO--1.0%
  Canandaigua Brands, Inc., Class A..................   2,300         119,600
  Consolidated Cigar Holdings, Inc., Class A.........   4,600          63,538
  General Cigar Holdings, Inc., Class A+.............   7,400         102,213
  Swisher International Group, Inc., Class A.........   4,100          50,481
  Universal Corp.....................................   3,500         131,031
                                                                 ------------
                                                                      466,863
                                                                 ------------
FOREST PRODUCTS--1.8%
  Albany International Corp., Class A................   5,400         153,900
  Caraustar Industries, Inc..........................   5,000         168,750
  First Brands Corp..................................  13,200         353,925
  Rock-Tenn Co., Class A.............................   4,200          66,938
  Wausau-Mosinee Paper Corp..........................   4,600          97,462
                                                                 ------------
                                                                      840,975
                                                                 ------------
GAS & PIPELINE UTILITIES--0.9%
  Coflexip SA ADR....................................   1,800         126,450
  Northwest Natural Gas Co...........................   1,300          35,100
  Nui Corp...........................................   3,000          76,875
  Piedmont Natural Gas, Inc..........................   1,600          54,500
  Washington Gas Light Co............................   2,000          54,375
  WICOR, Inc.........................................   1,300          62,319
                                                                 ------------
                                                                      409,619
                                                                 ------------
HEALTH SERVICES--3.5%
  Apria Healthcare Group, Inc.+......................   9,400          89,887
  Integrated Health Services, Inc....................  11,200         431,900
  Magellan Health Services, Inc.+....................   8,100         224,775
  Mariner Health Group, Inc.+........................   8,100         145,294
  NovaCare, Inc.+....................................   6,500          90,594
  Sierra Health Services, Inc.+......................  10,400         399,750
  Sun Healthcare Group, Inc.+........................  12,600         211,050
                                                                 ------------
                                                                    1,593,250
                                                                 ------------
HOUSEHOLD PRODUCTS--0.5%
  BMC Industries, Inc................................   8,100         147,825

38

[STYLE SELECT SERIES(SM) LOGO]

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
  Libbey, Inc........................................   1,700    $     64,175
                                                                 ------------
                                                                      212,000
                                                                 ------------
HOUSING--4.5%
  American Buildings Co..............................   2,300          78,200
  Bassett Furniture Industries, Inc. ................   5,400         166,050
  Congoleum Corp., Class A+..........................  30,000         305,625
  Danka Business Systems PLC ADR.....................   5,900         118,000
  Eagle Hardware & Garden, Inc.+ ....................  22,500         409,219
  Furniture Brands International, Inc.+..............   7,400         217,375
  Homebase, Inc.+....................................   7,300          61,138
  Kaufman & Broad Home Corp..........................   5,300         154,031
  Kimball International, Inc., Class B...............   4,000          93,500
  La-Z-Boy, Inc......................................   1,700          88,931
  Mohawk Industries, Inc.+...........................   3,600         111,150
  Toll Brothers, Inc.+...............................   7,800         217,425
  Walter Industries, Inc.+...........................   3,300          68,062
                                                                 ------------
                                                                    2,088,706
                                                                 ------------
INSURANCE--5.0%
  American Heritage Life Investment Corp.............   3,100          71,106
  Amerin Corp.+......................................  10,600         337,212
  Capital Re Corp....................................   1,900         140,244
  Chartwell Re Corp..................................   3,100          95,519
  CMAC Investment Corp...............................   1,000          64,562
  Delphi Financial Group, Inc.+......................     714          40,698
  Enhance Financial Services Group, Inc..............   3,000         205,875
  Frontier Insurance Group, Inc......................   7,800         206,700
  Harleysville Group, Inc............................   3,000          80,250
  HCC Insurance Holdings, Inc.  .....................   5,400         117,450
  Horace Mann Educators Corp.........................   1,700          58,438
  LandAmerica Financial Group, Inc...................   3,400         179,350
  Liberty Corp.(1)...................................   1,386          71,032
  NAC Reinsurance Corp.(1)...........................   1,900          95,000
  Orion Capital Corp.................................   3,500         195,125
  Presidential Life Corp.............................   4,000          81,500
  Reliance Group Holdings, Inc.......................   8,300         143,694
  Selective Insurance Group, Inc.....................   4,500         123,750
                                                                 ------------
                                                                    2,307,505
                                                                 ------------

                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
INVESTMENT COMPANIES--2.6%
  Central European Value Fund........................  12,000    $    154,500
  Emerging Markets Telecommunications Fund, Inc......  26,000         372,125
  G.T. Global Eastern Europe Fund....................   8,000          95,500
  Latin America Equity Fund, Inc.....................  20,000         268,750
  Morgan Stanley Asia-Pacific Fund...................  40,000         297,500
                                                                 ------------
                                                                    1,188,375
                                                                 ------------
LEISURE & TOURISM--2.3%
  Alaska Air Group, Inc.+............................   1,600          89,800
  America West Holding Corp., Class B+...............   2,300          69,575
  Applebee's International, Inc......................   5,800         143,912
  Bob Evans Farms, Inc...............................  10,000         201,250
  Lone Star Steakhouse & Saloon, Inc.+...............   9,400         197,987
  Midwest Express Holdings, Inc.+....................   1,200          57,075
  Prime Hospitality Corp.+...........................   5,100         105,506
  Ryan's Family Steak Houses, Inc.+..................  10,100         100,369
  Sbarro, Inc........................................   2,700          79,650
                                                                 ------------
                                                                    1,045,124
                                                                 ------------
MACHINERY--3.7%
  Briggs & Stratton Corp.............................   3,400         153,850
  Butler Manufacturing Co............................   2,800         104,475
  Cincinnati Milacron, Inc...........................   5,200         161,525
  JLG Industries, Inc................................  12,600         205,537
  Kaydon Corp........................................   3,500         153,344
  Lincoln Electric Co................................   1,800          85,050
  PPT Vision, Inc.+..................................  17,200         127,925
  Regal-Beloit Corp..................................   7,700         236,775
  Stewart & Stevenson Services, Inc..................   3,700          82,094
  United Dominion Industries Ltd.  .                    6,400         218,800
  Wyman-Gordon Co....................................   8,300         168,075
                                                                 ------------
                                                                    1,697,450
                                                                 ------------
MEDICAL PRODUCTS--1.2%
  CONMED Corp.+......................................   4,900         110,250
  Hologic, Inc.+.....................................   4,600         107,525
  Maxxim Medical, Inc................................   3,500          91,438
  Sunrise Medical, Inc.+.............................   5,300          78,506
  West Co., Inc......................................   6,000         185,250
                                                                 ------------
                                                                      572,969
                                                                 ------------

                                                  [STYLE SELECT SERIES(SM) LOGO]

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

METALS & MINERALS--1.9%
  Carpenter Technology Corp..........................   2,600    $    150,962
  Cleveland-Cliffs, Inc.(1)..........................   2,500         140,000
  Intermet Corp......................................   6,600         136,125
  Martin Marietta Materials, Inc.....................   2,400         112,650
  Reliance Steel & Aluminum Co. .....................   1,700          68,638
  Texas Industries, Inc..............................   3,000         193,312
  Titanium Metals Corp.+.............................   2,400          63,600
                                                                 ------------
                                                                      865,287
                                                                 ------------
MULTI-INDUSTRY--2.6%
  ACX Technologies, Inc.+............................   5,800         138,475
  AptarGroup, Inc....................................   2,200         137,500
  Carlisle Cos., Inc.................................   2,500         126,875
  Crane Co.(1).......................................   3,300         177,581
  Dexter Corp........................................   4,100         169,381
  Mark IV Industries, Inc............................  10,500         221,156
  Roper Industries, Inc..............................   5,600         173,600
  Standex International Corp.(1).....................   1,800          54,788
                                                                 ------------
                                                                    1,199,356
                                                                 ------------
REAL ESTATE COMPANIES--0.3%
  Insignia Financial Group, Inc., Class A+...........   4,500         119,813
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS--6.2%
  Amli Residential Properties Trust .                   2,200          50,463
  Apartment Investment & Management Co., Class A.....   3,300         123,337
  Arden Realty Group, Inc............................   2,400          67,350
  Bedford Property Investors, Inc....................   5,400         104,962
  Bradley Real Estate, Inc...........................   4,300          89,494
  CBL & Associates Properties,
    Inc..............................................   3,900          95,794
  Chateau Communities, Inc...........................   3,500         103,469
  Chelsea GCA Realty, Inc............................   2,200          84,012
  Federal Realty Investment Trust....................  10,000         243,125
  FelCor Suite Hotels, Inc...........................   1,300          45,500
  Glenborough Realty Trust, Inc......................   7,700         206,456
  IRT Property Co....................................  32,000         372,000
  Kilroy Realty Corp.................................   5,000         132,500
  Koger Equity, Inc..................................   4,000          85,750
  Liberty Property Trust.............................   3,200          81,800
  MGI Properties, Inc................................   1,100          26,675
  Pacific Gulf Properties, Inc.......................   2,500          55,000
  Prime Group Realty Trust...........................   4,800         100,500
  Summit Properties, Inc.............................  22,000         449,625
  Town & Country Trust...............................   8,000         138,500


                                                                    VALUE
                SECURITY DESCRIPTION                   SHARES      (NOTE 3)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

  TriNet Corporate Realty Trust, Inc.................   6,000    $    214,875
                                                                 ------------
                                                                    2,871,187
                                                                 ------------
RETAIL--4.8%
  AnnTaylor Stores Corp.+............................   5,700          90,844
  BJ's Wholesale Club, Inc.+.........................   4,300         172,268
  Cole National Corp., Class A+......................   2,300          85,531
  Fingerhut Co., Inc.................................   8,000         237,000
  Gibson Greetings, Inc.+............................   4,800         124,800
  Gymboree Corp.+....................................     400           7,325
  Haverty Furniture Co., Inc.........................   3,500          76,563
  Heilig-Meyers Co...................................  16,000         225,000
  Jostens, Inc.(1)...................................  29,000         686,937
  K2, Inc............................................   5,400         122,513
  Movado Group, Inc..................................   1,700          51,000
  ShopKo Stores, Inc.+...............................   4,500         155,812
  Toro Co............................................   3,300         124,987
  Wet Seal, Inc......................................   1,800          49,725
                                                                 ------------
                                                                    2,210,305
                                                                 ------------
SOFTWARE--1.1%
  BancTec, Inc.+(1)..................................   3,100          67,619
  Digi International, Inc............................   1,375          36,266
  Sterling Software, Inc.+...........................   4,200         111,037
  Symantec Corp.+....................................   6,000         174,000
  Wang Laboratories, Inc.+...........................   4,800         129,600
                                                                 ------------
                                                                      518,522
                                                                 ------------
TELECOMMUNICATIONS--1.1%
  General Communication, Inc., Class A+..............  60,000         418,125
  NTL, Inc.+.........................................   2,600         100,100
                                                                 ------------
                                                                      518,225
                                                                 ------------
TELEPHONE--1.0%
  Centennial Cellular Corp., Class A+................  11,000         364,375
  Vanguard Cellular Systems, Inc., Class A+..........   5,700         106,519
                                                                 ------------
                                                                      470,894
                                                                 ------------
TRANSPORTATION--2.9%
  Circle International Group,
    Inc. ............................................   5,300         140,450
  CNF Transportation, Inc............................   3,100         119,737
  Knightsbridge Tankers Ltd..........................  25,000         715,625
  Pittston Burlington Co.............................   7,500         140,625
  Teekay Shipping Corp...............................   3,200          98,400
  Trico Marine Services, Inc.+.......................   4,500         101,813
                                                                 ------------
                                                                    1,316,650
                                                                 ------------
TOTAL INVESTMENT SECURITIES--91.3%
  (cost $40,372,001).................................              42,099,273
                                                                 ------------

40

[STYLE SELECT SERIES(SM) LOGO]

Small-Cap Value Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                       PRINCIPAL
                                                       AMOUNT (IN         VALUE
                SECURITY DESCRIPTION                   THOUSANDS)        (NOTE 3)
-----------------------------------------------------------------------------------
SHORT-TERM SECURITIES--2.6%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co.
    4.50% due 5/01/98
    (cost $1,192,000)................................     $1,192       $  1,192,000
                                                                       ------------
REPURCHASE AGREEMENTS--8.6%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $2,317,322
    collateralized by $2,345,000 U.S. Treasury Note
    5.50%, due 2/28/99 approximate
    aggregate value $2,365,519 (cost $2,317,000).....      2,317          2,317,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.45%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $1,655,250
    collateralized by $1,675,000 U.S. Treasury Note
    5.50%, due 2/28/99 approximate
    aggregate value $1,689,656 (cost $1,655,000).....      1,655          1,655,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,972,000)..................................                     3,972,000
                                                                       ------------
TOTAL INVESTMENTS--
  (cost $45,536,001).................................      102.5%        47,263,273
  Liabilities in excess of other assets..............       (2.5)        (1,150,009)
                                                        -------        ------------
NET ASSETS--                                              100.0%       $ 46,113,264
                                                        -------        ------------
                                                        -------        ------------

------------------
+ Non-income producing security
ADR ('American Depositary Receipt')
(1) Security is traded with rights attached
See Notes to Financial Statements

                                                  [STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK--92.4% VALUE
ARGENTINA--1.1%
  Banco Frances del Rio de la Plata SA ADR (Finance).......       560    $    16,275
  Banco de Galicia y Buenos Aires SA de CV ADR (Finance)...       834         20,381
  Banco Rio de La Plata SA, Class B ADR+ (Finance).........     5,800         79,750
  Perez Cos. SA, Class B (Multi-industry)..................     5,053         30,373
  Telefonica de Argentina SA ADR (Utilities)...............     5,120        197,440
  TV Azteca SA de CV ADR+
    (Information & Entertainment)..........................     2,100         39,112
  YPF Sociedad Anonima ADR (Energy)........................    15,066        525,427
                                                                         -----------
                                                                             908,758
                                                                         -----------
AUSTRALIA--1.9%
  Australian Gas Light Co., Ltd.
    (Utilities)............................................     5,082         37,828
  Bank Austria AG (Finance)................................     7,300        564,274
  Brambles Industries Ltd.
    (Multi-industry).......................................     6,200        127,829
  Broken Hill Proprietary Co.,
    Ltd. (Materials).......................................     4,477         43,802
  Colonial Ltd. (Finance)..................................     5,000         17,611
  Commonwealth Bank of Australia (Finance).................     3,196         38,377
  Fairfax (John) Holdings Ltd.
    (Information & Entertainment)..........................    14,000         25,568
  Fosters Brewing Group Ltd.
    (Consumer Staples).....................................     6,000         13,071
  Goodman Fielder Ltd.
    (Consumer Staples).....................................    70,200        108,975
  Lend Lease Corp., Ltd.
    (Finance)..............................................     1,031         23,671
  National Australia Bank Ltd.
    (Finance)..............................................     1,025         14,575
  National Mutual Holdings Ltd.
    (Finance)..............................................    57,300        135,667
  News Corp., Ltd.
    (Information & Entertainment)..........................     9,685         64,939
  Publishing & Broadcasting Ltd.
    (Information & Entertainment)                               4,000         19,124
  TABCORP Holdings Ltd.
    (Information & Entertainment)                              21,100        114,917


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
  Telstra Corp., Ltd.+(Utilities)..........................    14,519    $    34,092
  Westpac Banking Corp., Ltd.
    (Finance)..............................................     8,000         53,746
  Woodside Petroleum Ltd.
    (Energy)...............................................    16,500        107,944
                                                                         -----------
                                                                           1,546,010
                                                                         -----------
AUSTRIA--1.1%
  Erste Bank Der Oesterreichischen
    Sparkassen AG+ (Finance)...............................     3,600        232,084
  OMV AG (Energy)..........................................     1,000        148,418
  VA Technologie AG
    (Industrial & Commercial)..............................     2,280        327,739
  VAE Eisenbahnsysteme AG
    (Industrial & Commercial)..............................     1,776        171,179
                                                                         -----------
                                                                             879,420
                                                                         -----------
BELGIUM--0.6%
  Credit Dexia/Communal Holding+ (Finance).................     1,119        153,342
  Generale de Banque Belge Pour
    l'Etranger SA (Finance)                                       130         75,105
  Kredietbank NV (Finance).................................       510        287,752
  UCB SA (Healthcare)......................................         4         19,125
                                                                         -----------
                                                                             535,324
                                                                         -----------
BRAZIL--1.2%
  Centrais Eletricas Brasileiras SA
    ADR+ (Utilities).......................................     2,000         41,520
  Companhia de Saneamento Basico do Estado de Sao Paulo
    (Utilities)............................................   295,000         67,066
  Compania Brasileira de Distribuidora GDR
    (Industrial & Commercial)..............................     1,000         26,748
  Compania Energetica de Minas Gerais ADR (Materials)......     1,543         74,182
  Telecomunicacoes
    de Brasileiras SA ADR
    (Information Technology)...............................     3,700        450,706
  Telecomunicacoes de Brasilia SA
    (Utilities)............................................   896,000         88,922
  Uniao De Banco Brasilieros SA GDR+ (Finance).............     5,000        198,750

42

[STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

BRAZIL (CONTINUED)
  Usinas Siderurgicas de Minas
    Gerais SA ADR (Materials)..............................     6,000    $    41,432
                                                                         -----------
                                                                             989,326
                                                                         -----------
CANADA--1.1%
  Alcan Aluminium Ltd. (Materials).........................       970         31,882
  BCE, Inc. (Utilities)....................................     3,100        132,026
  Cadillac Fairview Corp.+
    (Real Estate)..........................................     4,000         88,534
  Newcourt Credit Group, Inc.
    (Finance)..............................................     7,300        358,376
  Royal Bank of Canada (Finance)...........................     5,040        301,706
                                                                         -----------
                                                                             912,524
                                                                         -----------
CHILE--0.2%
  Banco Santander-Chile, Class A ADR (Finance).............     9,000        126,000
  Chilectra SA ADR (Utilities).............................       422         11,446
  Enersis SA ADR (Energy)..................................       369         10,862
                                                                         -----------
                                                                             148,308
                                                                         -----------
CHINA--0.1%
  Huaneng Power International, Inc. ADR+
    (Industrial & Commercial)..............................     4,000         88,000
                                                                         -----------
DENMARK--0.8%
  Den Danske Bank+
    (Finance)..............................................       280         33,961
  ISS International Service Systems A/S, Class B
    (Industrial & Commercial)..............................     1,700         91,917
  SAS Danmark A/S
    (Industrial & Commercial)..............................     4,700         83,792
  Unidanmark A/S, Class A
    (Finance)..............................................     5,200        436,933
                                                                         -----------
                                                                             646,603
                                                                         -----------
FINLAND--1.2%
  Huhtamaki Oy
    (Consumer Staples).....................................     6,541        378,294
  Konecranes International Corp.+
    (Industrial & Commercial)..............................     7,100        338,927
  Nokia AB, Class A
    (Information Technology)...............................     1,540        103,484


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
FINLAND (CONTINUED)
  Rauma Oy
    (Industrial & Commercial)..............................     8,137    $   152,384
                                                                         -----------
                                                                             973,089
                                                                         -----------
FRANCE--12.6%
  Accor SA
    (Information & Entertainment)                               1,180        321,747
  Alcatel Alsthom Compagnie
    Generael D' Electricite
    (Information Technology)...............................     1,700        315,339
  AXA SA de CV+
    (Information Technology)...............................     5,620        660,077
  Banque Nationale de Paris
    (Finance)                                                   8,700        733,805
  Canal Plus
    (Information & Entertainment)..........................     1,100        229,479
  Carrefour SA
    (Consumer Discretionary)...............................       133         76,224
  Compagnie de St. Gobain
    (Materials)............................................     2,810        468,411
  Compagnie Financiere de Paris,
    Class A (Finance)......................................     3,000        319,414
  Compagnie Generale des Eaux
    (Industrial & Commercial)..............................     1,844        342,970
  Compagnie Generale des
    Etablissements Michelin (Consumer Discretionary).......     4,700        296,262
  Credit Commerce France (Finance).........................       530         42,322
  Credit Local de France+ (Finance)........................        95         11,506
  Dassault Systemes SA ADR
    (Information Technology)...............................     6,800        261,800
  Elf Aquitaine SA (Energy)................................     6,060        795,432
  Groupe Danone
    (Consumer Staples).....................................       450        106,305
  L' Oreal (Consumer Staples)..............................        60         28,647
  Lafarge SA (Materials)...................................       390         36,852
  Lafarge SA (Materials)...................................        32          2,939
  Lapeyre (Materials)......................................       340         25,849
  Legrand SA
    (Information Technology)...............................       130         34,387
  Moet Henessy Louis Vuitton
    (Consumer Staples).....................................        96         19,772
  Pathe SA
    (Information & Entertainment)..........................        50         10,880

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--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FRANCE (CONTINUED)
  Pinault Printemps Redoute
    (Consumer Discretionary)...............................       450    $   335,235
  Primagaz Cie (Utilities).................................       120         10,361
  Renault SA+
    (Consumer Discretionary)...............................     8,300        385,244
  Rhone-Poulenc Ltd., Class A
    (Healthcare)...........................................    14,392        704,157
  Sanofi SA (Healthcare)...................................     1,306        158,389
  Schneider SA+
    (Industrial & Commercial)..............................     6,598        493,944
  Scor (Finance)...........................................     8,000        493,495
  SEITA (Consumer Staples).................................     4,100        184,162
  Societe Generale d'Enterprises
    SA+ (Finance)..........................................       706        147,049
  Societe Generale d'Enterprises SA+
    (Industrial & Commercial)..............................    21,200        827,051
  Sodexho SA
    (Information & Entertainment)..........................       828        151,660
  Suez Lyonnaise des Eaux
    (Industrial & Commercial)..............................     2,100        356,347
  Television Francais (Utilities)..........................       625         87,860
  Total SA, Class B (Energy)...............................     7,290        867,135
  Union du Credit--Bail Immobilier SA
    (Real Estate)..........................................     1,200        171,685
                                                                         -----------
                                                                          10,514,193
                                                                         -----------
GERMANY--6.4%
  Adidas AG
    (Information & Entertainment)..........................     1,700        281,825
  Allianz AG (Finance).....................................     1,040        319,902
  Bayer AG (Materials).....................................     1,983         88,180
  Bayerische Hypotheken Und Bank AG (Finance)..............     1,426         81,370
  Bayerische Vereinsbank AG (Finance)......................     5,038        383,209
  Bilfinger & Berger Bau AG
    (Industrial & Commercial)..............................       410         13,822
  Commerzbank AG (Finance).................................       440         16,967
  Daimler-Benz AG
    (Consumer Discretionary)...............................     2,800        273,361
  Degussa AG (Materials)...................................     4,600        249,923
  Deutsche Bank AG+ (Finance)..............................     1,914        147,292
  Deutsche Lufthansa AG
    (Industrial & Commercial)..............................    11,200        266,496


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
GERMANY (CONTINUED)
  Deutsche Telekom AG
    (Information Technology)...............................     4,246    $   107,419
  Dresdner Bank AG (Finance)...............................     1,797         97,233
  Fresenius Medical Care AG
    (Healthcare)...........................................     5,600        381,020
  Gehe AG
    (Consumer Discretionary)...............................     2,610        135,260
  Hannover Rueckversicherungs AG
    (Finance)..............................................     2,200        279,513
  Hoechst AG (Healthcare)..................................     6,130        247,277
  Mannesmann AG
    (Industrial & Commercial)..............................       604        479,282
  Munchener Ruckversicherungs AG
    (Finance)..............................................       854        390,226
  Preussag AG
    (Industrial & Commercial)..............................       400        142,208
  Rhon-Klinikum AG
    (Consumer Discretionary)...............................       400         41,793
  SAP AG
    (Information Technology)...............................       300        142,097
  Siemens AG (Multi-industry)..............................       829         48,505
  VEBA AG (Utilities)......................................     2,580        170,510
  Viag AG (Utilities)......................................       200        101,307
  Volkswagen AG
    (Consumer Discretionary)...............................       517        411,687
                                                                         -----------
                                                                           5,297,684
                                                                         -----------
GREECE--0.1%
  OTE Greek Telecommunications
    (Utilities)............................................     2,900         83,018
                                                                         -----------
HONG KONG--2.0%
  Cheung Kong (Holdings) Ltd.
    (Real Estate)..........................................     5,000         33,243
  CLP Holdings Ltd. (Utilities)............................    10,000         48,025
  Cosco Pacific Ltd.
    (Industrial & Commercial)..............................   370,000        250,775
  Dao Heng Bank Group Ltd. (Finance).......................    11,000         32,520
  First Pacific Co., Ltd.
    (Industrial & Commercial)..............................   350,000        168,313
  First Tractor Co., Ltd.
    (Industrial & Commercial)..............................    56,000         31,268
  Guangnan Holdings
    (Consumer Staples).....................................    54,000         34,857
  Hang Seng Bank Ltd. (Finance)............................     4,000         33,695

44

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--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HONG KONG (CONTINUED)
  Henderson Land Development
    Co., Ltd. (Real Estate)................................     9,000    $    40,201
  Hong Kong & China Gas Co.
    Ltd.+(Utilities).......................................    23,100         31,462
  Hong Kong Land Holdings Ltd. ADR (Finance)...............    16,000         22,560
  HSBC Holdings PLC+ (Finance).............................    13,866        395,609
  Hutchison Whampoa Ltd.
    (Multi-industry).......................................    30,000        185,515
  Jardine Matheson Holdings Ltd.
    ADR (Industrial & Commercial)..........................     7,501         31,654
  New World Development Co.,
    Ltd. (Real Estate).....................................    17,521         49,876
  Ng Fung Hong Ltd.
    (Consumer Staples).....................................    78,000         70,488
  Peregrine Investments Holdings Ltd.(1) (Finance).........    91,000              0
  Shanghai Industrial Holdings Ltd. (Consumer Staples).....    13,000         44,558
  Sun Hung Kai Properties Ltd.+
    (Real Estate)..........................................     8,000         47,508
  Swire Pacific Ltd., Class A (Multi-industry).............    11,000         54,957
  Wing Hang Bank Ltd. (Finance)............................    18,000         50,658
                                                                         -----------
                                                                           1,657,742
                                                                         -----------
HUNGARY--0.1%
  MOL Magyar Olaj-es Gazipari Rt.* (Utilities).............     4,200        127,620
                                                                         -----------
INDIA--0.8%
  Hindalco Industries Ltd. GDR*
    (Materials)............................................     5,900        112,161
  Mahanagar Telephone Nigam
    Ltd.+ (Information Technology)   2,000                                    32,250
  State Bank of India GDR+
    (Finance)..............................................     9,400        178,600
  The Indian Smaller Companies
    Fund Ltd.(1)
    (Investment Companies).................................    44,749        318,166
                                                                         -----------
                                                                             641,177
                                                                         -----------
INDONESIA--0.1%
  PT Telekomunikasi Indonesia ADR alien shares+ (Utilities)     6,700         53,600
                                                                         -----------

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
IRELAND--1.7%
  Bank of Ireland (Finance)................................    17,900    $   363,100
  CRH PLC
    (Industrial & Commercial)..............................    23,600        336,929
  Greencore Group PLC
    (Consumer Staples).....................................    17,400        106,254
  Jefferson Smurfit Group PLC
    (Consumer Staples).....................................    63,700        236,968
  Kerry Group, Class A+
    (Consumer Staples).....................................    24,300        383,764
                                                                         -----------
                                                                           1,427,015
                                                                         -----------
ISRAEL--0.6%
  Blue Square Israel Ltd. ADR
    (Consumer Staples).....................................     4,100         65,600
  ECI Telecommunications Ltd.
    (Information Technology)...............................    11,200        341,600
  Orbotech Ltd.+
    (Information Technology)...............................     3,300        118,594
                                                                         -----------
                                                                             525,794
                                                                         -----------
ITALY--6.4%
  Assicurazione Generali SpA (Finance).....................    13,980        420,659
  Banca Commerciale Italiana+ (Finance)                         3,000         15,175
  Banca Nazionale del Lavoro
    (Finance)..............................................    10,900        323,059
  Banco di Roma SpA (Finance)..............................   220,100        405,694
  Bulgari SpA
    (Consumer Discretionary)...............................    34,600        211,153
  Credito Italiano SpA (Finance)...........................   140,208        736,916
  ENI SpA (Energy).........................................   101,471        681,400
  Industrie Natuzzi SpA ADR
    (Consumer Discretionary)...............................     1,000         25,687
  Istituto Mobiliare Italiano
    (Finance)..............................................     4,000         65,487
  Istituto Nazionale Delle Asazioni SpA (Finance)..........    11,000         32,882
  Italgas SpA+ (Utilities).................................    42,000        194,428
  Mediolanum SpA (Finance).................................     2,756         82,617
  Parmalat Finanziar SpA+
    (Consumer Staples).....................................   242,400        546,695
  Seat SpA
    (Information & Entertainment)..........................   408,000        202,693
  Telecom Italia Mobile SpA
    (Information Technology)...............................    48,000        273,690

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--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ITALY (CONTINUED)
  Telecom Italia SpA
    (Information Technology)...............................   137,677    $ 1,029,847
  Telecom Italia SpA+
    (Information Technology)...............................    10,000         52,728
                                                                         -----------
                                                                           5,300,810
                                                                         -----------
JAPAN--10.7%
  Advantest Corp.
    (Information Technology)...............................     6,100        410,231
  AJL Peps Trust (Finance).................................     3,900         35,344
  Alps Electric Co., Ltd.
    (Information Technology)...............................     4,000         41,711
  Amada Co., Ltd.
    (Industrial & Commercial)..............................     4,000         16,171
  Canon, Inc.
    (Information Technology)...............................    15,000        354,768
  Citizen Watch Co.
    (Consumer Discretionary)...............................     3,000         20,175
  Daiichi Pharmaceutical
    (Healthcare)...........................................     5,000         71,747
  Dainippon Screen MFG Co., Ltd.
    (Information Technology)...............................     5,000         23,236
  Daiwa House Industry Co., Ltd.
    (Consumer Discretionary)...............................     6,000         48,511
  DDI Corp. (Utilities)....................................        12         30,376
  East Japan Railway Co.
    (Industrial & Commercial)..............................        17         84,782
  Fanuc Ltd.
    (Information Technology)...............................     1,400         51,625
  Fuji Photo Film Co. Ltd.
    (Information Technology)...............................     5,000        177,951
  Fujikura Ltd.
    (Information Technology)...............................     1,200         61,841
  Fujitsu Ltd.
    (Information Technology)...............................    21,000        245,164
  Hankyu Realty Co.
    (Real Estate)..........................................    17,000         80,414
  Hitachi Ltd.+
    (Information Technology)...............................     9,000         64,538
  Hitachi Zosen Corp.
    (Industrial & Commercial)..............................     4,000          6,106
  Honda Motor Co., Ltd.
    (Consumer Discretionary)...............................     5,000        181,351
  Inax Corp.
    (Consumer Staples).....................................     2,000          7,405


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
JAPAN (CONTINUED)
  Ito-Yokado Co. Ltd.
    (Consumer Discretionary)...............................     3,000    $   155,282
  KAO Corp.
    (Consumer Staples).....................................     4,000         58,788
  Kokuyo Co., Ltd. (Materials).............................     3,000         51,458
  Komatsu Ltd.
    (Industrial & Commercial)..............................     6,000         27,203
  Komori Co., Ltd.
    (Industrial & Commercial)..............................     2,000         34,003
  Kuraray Co., Ltd. (Healthcare)...........................     7,000         59,136
  Kyocera Corp.
    (Information Technology)...............................     2,600        136,346
  Makita Corp.
    (Industrial & Commercial)..............................     4,000         43,524
  Marui Co., Ltd.
    (Consumer Discretionary)...............................     6,000         94,756
  Matsushita Electric
    Industrial Co., Ltd.+
    (Information Technology)...............................    12,000        192,232
  Minebea Co., Ltd.
    (Industrial & Commercial)..............................    28,000        313,133
  Mitsubishi Corp.
    (Consumer Discretionary)...............................     4,000         30,225
  Mitsubishi Heavy Industries Ltd.
    (Industrial & Commercial)..............................    31,000        114,780
  Mitsui Fudosan Co., Ltd.
    (Real Estate)..........................................    18,000        164,304
  Murata Manufacturing Co., Ltd.
    (Information Technology)...............................     3,000         87,955
  NEC Corp.
    (Information Technology)...............................    53,600        603,476
  Nichiei Co., Ltd.
    (Industrial & Commercial)..............................       670         52,146
  Nintendo Co., Ltd.
    (Information & Entertainment)..........................     2,700        247,680
  Nippon Denso Co., Ltd.
    (Industrial & Commercial)..............................    11,000        189,096
  Nippon Telegraph & Telephone Corp. (Utilities)...........        20        175,306
  Nomura Securities Co., Ltd. (Finance)....................    10,000        122,034
  Orix Corp. (Finance).....................................     3,800        262,732
  Pioneer Electronic Corp.
    (Industrial & Commercial)..............................     3,000         49,192
  Rohm Co.
    (Information Technology)...............................     6,000        677,346

46

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--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)
  Sankyo Co. Ltd. (Healthcare).............................    14,000    $   346,985
  Sega Enterprises Ltd.
    (Information Technology)...............................       900         14,961
  Sekisui Chemical Co., Ltd. (Materials)...................     8,000         43,947
  Sekisui House Ltd.
    (Consumer Discretionary)...............................     6,000         46,879
  Seven-Eleven Japan Co., Ltd.
    (Consumer Discretionary)...............................     1,000         66,873
  Sharp Corp.
    (Information Technology)...............................     4,000         31,434
  Shin-Etsu Chemical Co., Ltd. (Materials).................     7,000        136,467
  Shiseido Co., Ltd.
    (Consumer Staples).....................................     4,000         52,743
  Sony Corp.
    (Information Technology)...............................     8,300        690,517
  Sumitomo Corp.
    (Industrial & Commercial)..............................    11,000         63,171
  Sumitomo Electric Industries Ltd.
    (Industrial & Commercial)..............................    15,000        178,744
  Sumitomo Forestry Co., Ltd. (Materials)..................     2,000         11,712
  Sumitomo Trust & Banking
    Co., Ltd. (Finance)....................................       300          2,834
  Takeda Chemical Industries Ltd.
    (Healthcare)...........................................     7,000        199,940
  Takefuji Corp. (Finance).................................     2,500        131,291
  TDK Corp.
    (Information Technology)...............................     7,000        553,272
  Teijin Ltd.
    (Consumer Discretionary)...............................     5,000         14,281
  Tokio Marine & Fire Insurance Co., Ltd. (Finance)........     2,000         21,762
  Tokyo Electron Ltd.
    (Information Technology)...............................     6,000        235,756
  Tokyo Steel Manufacturing Co. (Materials)................     2,000          8,811
  Toppan Printing Co., Ltd.
    (Information & Entertainment)..........................     5,000         59,430
  UNY Co., Ltd.
    (Consumer Staples).....................................     2,000         32,190
                                                                         -----------
                                                                           8,899,580
                                                                         -----------

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
JAPAN (CONTINUED)
KAZAKHSTAN--0.2%
  Firebird Republica Fund Ltd. (1)
    (Investment Companies).................................       960    $   161,651
                                                                         -----------
KOREA--0.0%
  Korea Fund, Inc.
    (Investment Companies).................................     2,800         21,525
                                                                         -----------
MALAYSIA--0.1%
  Berjaya Sports Toto Bhd
    (Information & Entertainment)..........................     6,000         14,236
  Genting Bhd
    (Information & Entertainment)..........................    13,000         43,217
  Magnum Corp. Bhd.
    (Multi-industry).......................................    59,000         39,544
                                                                         -----------
                                                                              96,997
                                                                         -----------
MEXICO--1.0%
  Cemex SA de CV ADR (Materials)...........................     3,000         29,825
  Cemex SA de CV, Class B (Materials)......................    12,834         77,185
  Cifra SA de CV ADR
    (Consumer Discretionary)...............................       161          2,826
  Fomento Economico Mexicano SA de CV, Class B+
    (Consumer Staples).....................................    38,200        282,896
  Gruma SA de CV ADR*
    (Consumer Staples).....................................       622          5,715
  Gruma SA de CV, Class B+
    (Consumer Staples).....................................     5,040         11,578
  Grupo Financiero Banamex-
    Accival SA de CV., Class B
    (Finance)                                                   5,000         15,625
  Grupo Industrial Maseca SA de CV, Class B
    (Industrial & Commercial)..............................     9,000          6,495
  Grupo Modelo SA de CV, Class C (Consumer Staples)........     2,000         18,915
  Grupo Televisa SA de CV GDR
    (Information & Entertainment)..........................     3,800        155,800
  Kimberly-Clark de Mexico SA de CV, Class A (Materials)...     6,526         32,053
  Panamerican Beverages, Inc., Class A ADR
    (Consumer Staples).....................................     2,000         79,750

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--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MEXICO (CONTINUED)
  Telefonos de Mexico SA ADR (Utilities)...................     2,550    $   144,394
                                                                         -----------
                                                                             863,057
                                                                         -----------
NETHERLANDS--7.8%
  ABN Amro Holdings NV (Finance)...........................     5,548        135,947
  Akzo Nobel NV (Multi-industry)...........................       180         36,577
  ASM Lithography Holdings NV
    (Information Technology)...............................       290         26,314
  Baan Co. NV+
    (Information Technology)...............................     1,166         51,198
  Baan Co. NV+
    (Information Technology)...............................       500         22,125
  Benckiser NV
    (Consumer Staples).....................................     2,500        145,909
  CSM NV
    (Consumer Staples).....................................     4,100        223,256
  Elsevier NV
    (Consumer Discretionary)...............................    13,500        203,827
  Fortis Amev NV (Finance).................................     2,120        123,730
  Gucci Group NV-NY Registry Shares
    (Consumer Discretionary)...............................       532         24,771
  Hagemeyer NV (Multi-industry)............................    12,500        595,886
  Internatiionale Nedederlanden Groep NV (Finance).........    23,190      1,502,683
  Ispat International NV, Class A+
    (Materials)............................................     6,600        184,800
  Koninklijke Ahold NV
    (Consumer Discretionary)...............................     9,864        304,695
  Koninklijke Numico NV
    (Consumer Staples).....................................     1,580         52,482
  Koninklijke Pakhoed NV
    (Industrial & Commercial)..............................     4,300        157,517
  Koninlijke PTT Nederland NV (Utilities)..................     5,190        266,938
  Nutreco Holding NV
    (Consumer Staples).....................................     4,800        171,318
  Philips Electronics NV
    (Information Technology)...............................     9,160        804,861
  PolyGram NV
    (Information & Entertainment)..........................     2,330         95,733
  Royal Dutch Petroleum Co. (Energy).......................    10,790        594,489



                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
  Unilever NV & PLC (Multi-industry).......................     3,990    $   284,026
  Wolters Kluwer NV+
    (Information & Entertainment)..........................     3,416        447,271
                                                                         -----------
                                                                           6,456,353
                                                                         -----------
NEW ZEALAND--0.6%
  Brierley Investments Ltd.+ (Finance).....................   459,100        265,231
  Fletcher Challenge Ltd.
    building shares+ (Multi-industry)......................     4,063          8,216
  Fletcher Challenge Ltd. energy
    shares+ (Multi-industry)...............................     5,134         17,511
  Telecommunications Corp. of New Zealand Ltd.
    (Information Technology)...............................    21,600         57,954
  Telecommunications Corp. of New Zealand Ltd.
    (Information Technology)...............................    17,700         84,067
  Wrightson Ltd. (Multi-industry)..........................   112,000         39,196
                                                                         -----------
                                                                             472,175
                                                                         -----------
NORWAY--1.1%
  Norsk Hydro ASA (Energy)                                      4,420        220,509
  Orkla ASA, Class A
    (Consumer Discretionary)...............................     3,010        356,846
  Saga Petroleum ASA, Class B (Energy).....................       770         13,734
  Smedvig ASA, Class B (Energy)............................    11,000        221,282
  Smedvig ASA, Class B ADR (Energy)........................     1,850         36,075
  Sparebanken NOR+ (Finance)...............................     1,400         48,441
                                                                         -----------
                                                                             896,887
                                                                         -----------
PHILIPPINES--0.1%
  Philippine Long Distance Telephone Co. ADR (Utilities)...     2,420         65,340
                                                                         -----------
PORTUGAL--2.4%
  Banco Comercial Portugues SA+ (Finance)..................     5,200        182,304
  Banco Mello SA (Finance).................................     6,600         98,274
  BPI-SGPS SA+ (Finance)...................................     4,900        227,752
  Cimpor-Cimentos de Portugal
    SA (Materials).........................................     5,000        184,915
  Electricidad de Portugal SA
    (Utilities)............................................    11,200        292,253

48

[STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PORTUGAL (CONTINUED)
  Jeronimo Martins SGPS SA
    (Consumer Discretionary)...............................     1,296    $    60,590
  Mota & Companhia SA
    (Industrial & Commercial)..............................     5,700         93,735
  Portugal Telecom SA (Utilities)..........................     5,400        290,182
  Portugal Telecom SA ADR (Utilities)......................     2,500        134,375
  Telecel-Comunicacaoes Pessoais SA+ (Utilities)...........     2,600        466,431
  Telefonica del Peru SA, Class B
    ADR (Industrial & Commercial)..........................       346          7,655
                                                                         -----------
                                                                           2,038,466
                                                                         -----------
RUSSIA--0.2%
  AO Tatneft ADS (Energy)..................................     6,000        119,448
  Gazprom ADR (Energy).....................................     1,080         19,926
  Lukoil Holdings ADR (Energy).............................       120          7,909
                                                                         -----------
                                                                             147,283
                                                                         -----------
SINGAPORE--1.0%
  Creative Technology Ltd.+
    (Information Technology)...............................     3,300         67,650
  DBS Land Ltd.
    (Real Estate)..........................................    59,000         89,106
  Development Bank of Singapore Ltd. alien shares
    (Finance)..............................................    36,500        242,180
  Development Bank of Singapore Ltd., Class A alien shares
    (Finance)..............................................    15,150        100,521
  Keppel Bank (Finance)....................................   106,000        137,984
  Overseas Union Bank Ltd.
    alien shares (Finance).................................     5,000         18,957
  Singapore Press Holdings Ltd.
    (Information & Entertainment)..........................     5,530         61,153
  Singapore Telecommunications
    Ltd.+ (Information Technology).........................    13,000         22,345
  United Overseas Bank Ltd.
    alien shares (Finance).................................     4,000         18,957
  Venture Manufacturing (Singapore) Ltd.
    (Industrial & Commercial)..............................    19,600         71,217
                                                                         -----------
                                                                             830,070
                                                                         -----------

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
SPAIN--3.5%
  Aldeasa SA
    (Consumer Discretionary)...............................     4,100    $   148,063
  Banco Bilbao Vizcaya SA (Finance)........................       540         27,798
  Banco de Santander SA, Class A ADR (Finance).............     2,897        153,124
  Banco Popular Espanol SA (Finance).......................     5,051        414,560
  Corporation Bancaria de Espana SA (Finance)..............     7,640        637,085
  Endesa SA (Utilities)....................................    14,340        348,378
  Fomento de Construcciones y Contratas SA
    (Industrial & Commercial)..............................     7,300        372,909
  Gas Natural SDG SA (Utilities)...........................       640         41,014
  Iberdrola SA (Utilities).................................     7,690        123,707
  Repsol SA (Energy).......................................     1,084         59,431
  Tabacalera SA, Class A
    (Consumer Staples).....................................     8,700        187,367
  Telefonica de Espana SA (Utilities)......................    10,067        420,395
                                                                         -----------
                                                                           2,933,831
                                                                         -----------
SWEDEN--4.1%
  ABB AB+ (Utilities)......................................       230        377,074
  ABB AB, Class A (Utilities)..............................     3,710         60,140
  Astra AB, Class B (Healthcare)...........................    15,020        298,770
  Atlas Copco AB, Class B
    (Industrial & Commercial)..............................     2,280         67,145
  Biora AB ADR (Healthcare)................................     4,100        126,588
  Castellum AB (Real Estate)...............................    17,000        202,015
  Electrolux AB, Series B
    (Consumer Discretionary)...............................     9,820        913,252
  Granges AB+ (Materials)..................................       380          6,921
  Hennes & Mauritz AB, Class B
    (Consumer Discretionary)...............................     3,660        190,517
  Nordbanken AB (Finance)..................................    74,840        551,005
  Sandvik AB, Class B
    (Industrial & Commercial)..............................     2,240         64,521
  SKF AB, Series B+
    (Consumer Staples).....................................    16,400        330,457
  Stora Kopparbergs Bergslags Aktiebolag, Class A
    (Materials)............................................    15,300        261,851
                                                                         -----------
                                                                           3,450,256
                                                                         -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SWITZERLAND--4.9%
  Adecco SA
    (Industrial & Commercial)..............................       290    $   126,591
  CS Holding AG+ (Finance).................................     1,494        328,570
  Gebrueder Sulzer AG+
    (Consumer Staples).....................................       322        230,690
  Julius Baer Holdings AG (Finance)........................        95        262,113
  Nestle SA (Consumer Staples).............................       230        446,051
  Novartis AG (Healthcare).................................       470        776,808
  Oerlikon Buhrle Holding AG+ (Multi-industry).............     1,600        272,976
  Roche Holdings AG (Healthcare)...........................        37        374,932
  Schweizerische Bank-Gesellschaft+
    (Finance)..............................................       150        241,519
  Schweizerische
    Rueckversicherungs-Gesellschaft+
    (Finance)..............................................       120        264,712
  SIG Schweizerische
    Industrie-Gesellschaft
    Holdings AG+
    (Industrial & Commercial)..............................       248        206,267
  Swiss Bank Corp.+ (Finance)..............................       270         93,749
  TAG Heuer International SA+
    (Consumer Discretionary)...............................     1,550        163,212
  Zurich Versicherungs-Gesellschaft+
    (Finance)..............................................       500        304,565
                                                                         -----------
                                                                           4,092,755
                                                                         -----------
THAILAND--0.1%
  PTT Exploration & Production
    PCL alien shares (Energy)..............................     4,000         42,225
  Siam City Cement PCL
    alien shares (Materials)...............................       900         12,714
  Thai Farmers Bank alien shares (Finance).................    20,000         45,796
                                                                         -----------
                                                                             100,735
                                                                         -----------
UNITED KINGDOM--14.0%
  Abbey National PLC (Finance).............................    10,000        187,844
  Argos PLC
    (Consumer Staples).....................................     9,000         97,401
  Argyll Group PLC+
    (Consumer Staples).....................................    24,500        146,098



                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
  ASDA Group PLC
    (Consumer Staples).....................................    33,000    $   110,536
  Barclays PLC (Finance)...................................     9,500        274,114
  BG PLC (Utilities).......................................    39,694        212,136
  Biocompatibles International PLC (Healthcare)............     5,900         15,001
  British Aerospace PLC
    (Industrial & Commercial)..............................    10,500        350,916
  British Energy PLC (Utilities)...........................    20,900        190,529
  British Land Co. PLC
    (Real Estate)..........................................    18,800        234,907
  British Petroleum Co. PLC (Energy).......................     7,000        110,649
  British Petroleum Co. PLC ADS
    (Energy)...............................................     2,400        226,800
  Cable & Wireless PLC
    (Information Technology)...............................    28,334        324,651
  Cadbury Schweppes PLC
    (Consumer Staples).....................................    11,000        160,445
  Caradon PLC (Materials)..................................    10,800         34,956
  Centrica PLC+ (Utilities)................................     6,000         10,413
  Compass Group PLC
    (Industrial & Commercial)..............................    20,100        347,980
  Cookson Group PLC (Multi-industry).......................   124,500        559,154
  Diageo PLC
    (Consumer Staples).....................................    33,696        401,307
  Dixons Group PLC
    (Consumer Discretionary)...............................    29,000        276,982
  Electrocomponents PLC
    (Information Technology)...............................     6,000         58,361
  GKN PLC
    (Consumer Discretionary)...............................     1,000         28,904
  Glaxo Wellcome PLC (Healthcare)..........................    38,133      1,077,967
  Guardian Royal Exchange PLC (Finance)....................    21,000        140,507
  Imperial Chemical Industries PLC
    (Materials)............................................     3,800         69,029
  Kingfisher PLC
    (Consumer Staples).....................................    19,000        345,145
  Ladbroke Group PLC
    (Information & Entertainment)..........................    11,000         60,489
  Medeva PLC (Healthcare)..................................    33,700        100,339

50

[STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
  Millennium & Copthorne Hotels PLC
    (Information & Entertainment)..........................    17,000    $   166,066
  National Westminster Bank PLC (Finance)..................    42,000        840,933
  Orange PLC+
    (Information & Entertainment)..........................    49,400        354,695
  Perpetual PLC
    (Investment Companies).................................     1,600        107,053
  Pilkington PLC
    (Consumer Staples).....................................   116,900        245,401
  Railtrack Group PLC+
    (Consumer Discretionary)...............................    12,100        221,118
  Rank Group PLC
    (Information & Entertainment)..........................    12,000         77,680
  Reed International PLC
    (Information & Entertainment)..........................    39,000        344,768
  Rio Tinto PLC+ (Materials)...............................     8,000        114,881
  Rolls Royce PLC
    (Industrial & Commercial)..............................    41,400        193,207
  Royal & Sun Alliance Insurance Group PLC (Finance).......    22,400        250,289
  Shell Transport & Trading Co. PLC (Energy)...............    53,000        394,506
  Siebe PLC
    (Industrial & Commercial)..............................     5,700        127,379
  Smith (David S) Holdings PLC (Materials).................     5,000         19,236
  Smithkline Beecham PLC (Healthcare)......................    49,800        593,932

                                                                            VALUE
                   SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
  SOCO International PLC+ (Energy).........................    34,600    $   158,289
  Standard Chartered PLC (Finance).........................    17,700        266,757
  Tesco PLC (Consumer Staples).............................    12,000        112,405
  Thistle Hotels PLC
    (Information & Entertainment)..........................    58,300        169,682
  Tomkins PLC
    (Consumer Staples).....................................    43,000        253,180
  United News & Media PLC
    (Information & Entertainment)..........................    13,000        176,353
  Williams Holdings PLC
    (Industrial & Commercial)..............................    36,300        278,700
                                                                         -----------
                                                                          11,620,070
                                                                         -----------
UNITED STATES--0.5%
  Global Tele-Systems Group, Inc.+
    (Utilities)............................................     5,000        235,625
  Transocean Offshore, Inc. (Energy).......................     2,900        162,038
                                                                         -----------
                                                                             397,663
                                                                         -----------
VENEZUELA--0.0%
  Compania Anon Nacional Tele de Venezuela ADR
    (Utilities)............................................       722         24,187
                                                                         -----------
TOTAL COMMON STOCK
  (cost $69,091,918).......................................               76,824,896
                                                                         -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

International Equity Portfolio
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- April 30, 1998 (unaudited) -- (continued)


                                                                       VALUE
                SECURITY DESCRIPTION                 SHARES/WARRANTS  (NOTE 3)
-----------------------------------------------------------------------------
PREFERRED STOCK--2.5%
AUSTRALIA--0.0%
  News Corp., Ltd.
    (Information & Entertainment)....................     4,135   $    23,302
  Sydney Harbour Casualty (Finance)..................    21,600        15,357
                                                                  -----------
                                                                       38,659
                                                                  -----------
BRAZIL--0.9%
  Companhia Energetica de Minas Gerais ADR
    (Utilities)...................................... 1,816,000        88,128
  Companhia Vale do Rio Doce SA de CV (Materials)....     5,600       132,208
  Petroleo Brasileiros SA
    (Industrial & Commercial)                          889,000        225,427
  Telecomunicacoes de Sao Paulo SA (Utilities).......   681,000       231,635
  Telecomunicacoes do Rio de Janeiro SA+
    (Utilities)......................................   344,000        54,143
                                                                  -----------
                                                                      731,541
                                                                  -----------
GERMANY--1.6%
  Fresenius AG (Healthcare)..........................       100        23,989
  GEA AG
    (Industrial & Commercial)........................     1,100       445,014
  Hornbach Holding AG
    (Consumer Discretionary).........................       250        24,240
  KSB AG+
    (Industrial & Commercial)........................       992       331,671
  Moebel Walther AG
    (Consumer Discretionary).........................     4,000       169,402
  SAP AG
    (Information Technology).........................       590       294,252
                                                                  -----------
                                                                    1,288,568
                                                                  -----------
TOTAL PREFERRED STOCK
  (cost $1,765,326)                                                 2,058,768
                                                                  -----------
OPTIONS--0.1%+
UNITED STATES--0.1%
  Nikkei 225 Index zero coupon 1998(1)...............       249        59,713
  Nikkei 225 Index zero coupon 1998(1)...............        48        28,384
                                                                  -----------
TOTAL OPTIONS (cost $240,338)........................                  88,097
                                                                  -----------
WARRANTS--0.0%+
GERMANY--0.0%
  Dresdner Bank AG 4/30/02 (Finance).................     1,485        37,238
HONG KONG--0.0%
  Hongkong & China Gas Co. Ltd. 9/30/99
    (Utilities)......................................     1,050             1
                                                                  -----------
TOTAL WARRANTS (cost $26,128)........................                  37,239
                                                                  -----------

                                                       SHARES/
                                                      PRINCIPAL
                                                       AMOUNT
                                                        (IN          VALUE
                SECURITY DESCRIPTION                 THOUSANDS)    (NOTE 3)
-----------------------------------------------------------------------------
RIGHTS--0.0%+
SPAIN--0.0%
Telefonica de Espana SA
  zero coupon 5/07/98
  (cost $0)..........................................    10,067   $     7,932
                                                                  -----------
CONVERTIBLE BONDS--0.2%
SOUTH AFRICA--0.2%
Liblife Strategic Investments Ltd.
  6.50% 2004 (cost $113,236).........................       $85       125,439
                                                                  -----------
TOTAL INVESTMENT SECURITIES
  (cost $71,113,694).................................              79,142,371
                                                                  -----------
SHORT TERM SECURITIES--1.9%
  Cayman Island Time Deposit with State Street Bank
    and Trust Co. 4.50% due 5/01/98 (cost
    $1,600,000)......................................     1,600     1,600,000
                                                                  -----------
REPURCHASE AGREEMENTS--1.7%
  Agreement with State Street Bank and Trust Co.,
    bearing 5.00%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $761,106 collateralized
    by $770,000 U.S. Treasury Note 5.50%, due 2/28/99
    approximate aggregate value $776,738 (cost
    $776,738)........................................       761       761,000
  Agreement with State Street Bank and Trust Co.,
    bearing 5.40%, dated 4/30/98 to be repurchased
    5/01/98 in the amount of $632,095 collateralized
    by $640,000 U.S. Treasury Note 5.50%, due 2/28/99
    approximate aggregate value $645,600 (cost
    $632,000)........................................       632       632,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,393,000)..................................               1,393,000
                                                                  -----------
TOTAL INVESTMENTS--
  (cost $74,229,946).................................      98.8%   82,135,371
  Other assets less liabilities......................       1.2       963,181
                                                     ---------    -----------
NET ASSETS--.........................................     100.0%  $83,098,552
                                                     ---------    -----------
                                                     ---------    -----------

------------------
+ Non-income producing security

* Resale restricted to qualified institutional buyers
ADR ('American Depositary Receipt')
ADS ('American Depositary Shares')
GDR ('Global Depositary Receipt')
(1) Fair valued security, see Note 3

See Notes to Financial Statements

52

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited)

Note 1. Organization

Style Select Series, Inc. (the 'Fund') is an open-end diversified management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. ('SunAmerica'), an indirect wholly-owned subsidiary of SunAmerica Inc. The Fund currently offers eight separate investment portfolios (each, a 'Portfolio'). The assets of each Portfolio are normally allocated among at least three investment advisers (each, an 'Adviser'), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The investment objectives for each of the Portfolios are as follows:

Large-Cap Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of large-sized companies.

Mid-Cap Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of medium-sized companies.

Aggressive Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of small and medium-sized companies.

Large-Cap Blend Portfolio seeks long-term growth of capital and a reasonable level of current income by investing generally in equity securities of large-sized companies.

Large-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of large-sized companies using a 'value' style of investing.

Value Portfolio seeks long-term growth of capital by investing in equity securities using a 'value' style of investing.

Small-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of small-sized companies using a 'value' style of investing.

International Equity Portfolio seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States.

Each Portfolio currently offers Class A, Class B, and Class C shares. Aggressive Growth, Large-Cap Value, Value, Small-Cap Value and International Equity Portfolios, respectively, offer Class 2 shares, exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Portfolio will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Class C shares are offered at net asset value, although they may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class Z shares are offered at net asset value. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '1940 Act'), except that Class B shares and Class C shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

                                                  [STYLE SELECT SERIES(SM) LOGO]

Note 2. Reorganization

On September 29, 1997, International Equity Portfolio acquired all of the assets and liabilities of SunAmerica Global Balanced Fund ('Global Balanced Fund'), a regulated investment company registered under the 1940 Act. The agreement was adopted as a tax-free reorganization of Global Balanced Fund. In exchange for all of the assets of Global Balanced Fund, International Equity Portfolio issued 495,830 Class A shares and 1,063,431 Class B shares at net asset values of $13.50 and $13.42, respectively, to Class A shareholders and Class B shareholders of Global Balanced Fund. As of the close of business on September 29, 1997, the total net assets of Global Balanced were $20,964,949 (including $1,218,731 of unrealized appreciation on investments and $1,619 of unrealized depreciation of foreign currency). The net assets of International Equity Portfolio were $56,392,003 on September 29, 1997.

Note 3. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ('NYSE') or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds.

54

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

As of April 30, 1998, the Aggressive Growth Portfolio had a 1.7% undivided interest which represented $3,686,000 in principal amount in a joint repurchase agreement with PaineWebber, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

PaineWebber, Inc. Repurchase Agreement, 5.38% dated 4/30/98, in the principal amount of $211,258,000 repurchase price $211,289,571 due 5/01/98, collateralized by $37,800,000 U.S. Treasury Notes 5.875% due 1/31/99, $48,250,000 U.S. Treasury
Bonds 9.25% due 2/15/16, $36,100,000 U.S. Treasury Bonds 5.875% due 11/15/99,
and $58,165,000 U.S. Treasury Bonds 8.125% due 8/15/19, approximate aggregate value $215,701,399.

As of April 30, 1998, the Large-Cap Value Portfolio had a 0.1% undivided interest which represented $120,000 in principal amount in a joint repurchase agreement with Swiss Bank Corp. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Swiss Bank Corp. Repurchase Agreement, 5.50% dated 4/30/98, in the principal amount of $102,180,000 repurchase price $102,195,611 due 5/01/98 collateralized by $19,762,000 U.S. Treasury Bond 6.00% due 8/15/00, $34,925,000 U.S. Treasury
Bond 9.125% due 5/15/09 and $26,517,000 U.S. Treasury Bond 11.25% due 2/15/15,
approximate aggregate value $104,278,799.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned. The Portfolios amortize premiums and accrue discounts including original issue discounts as required for federal income tax purposes.

Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets were not affected.

                                                  [STYLE SELECT SERIES(SM) LOGO]

For the period ended October 31, 1997, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                                                              ACCUMULATED      ACCUMULATED
                                                                             UNDISTRIBUTED    UNDISTRIBUTED       PAID
                                                                             NET REALIZED     NET INVESTMENT       IN
                                                                               GAIN/LOSS       INCOME/LOSS       CAPITAL
                                                                             -------------    --------------    ---------
Large-Cap Growth Portfolio................................................     $        --       $  4,215       $  (4,215)
Mid-Cap Growth Portfolio..................................................        (351,091)       595,049        (243,958)
Aggressive Growth Portfolio...............................................        (567,414)       597,185         (29,771)
Large-Cap Blend Portfolio.................................................            (191)         4,493          (4,302)
Large-Cap Value Portfolio.................................................              --          4,327          (4,327)
Value Portfolio...........................................................        (220,800)       248,523         (27,723)
Small-Cap Value Portfolio.................................................              --          4,933          (4,933)
International Equity Portfolio............................................        (209,293)       233,038         (23,745)

FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ('forward contracts') to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

OPTIONS: The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a

56

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of each Portfolio are being amortized on a straight line basis by the Portfolios over a period not to exceed 60 months from the date the Portfolios commenced operations.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the 'Agreement') with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors (the 'Directors'). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows: 1.00% of the average daily net assets of the Large-Cap Growth, Mid-Cap Growth, Aggressive Growth, Large-Cap Blend, Large-Cap Value, Value and Small-Cap Value Portfolios, respectively, and 1.10% of the average daily net assets of the International Equity Portfolio.

The organizations described below act as Advisers to the Fund pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Advisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Advisers is independent of SunAmerica (with the exception of the Aggressive Growth for which SunAmerica acts as an Adviser) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisers' fees. The Advisers for the Large-Cap Growth Portfolio are Janus Capital Corporation; L. Roy Papp & Associates; and Montag & Caldwell, Inc. The Advisers for the Mid-Cap Growth Portfolio are Miller Anderson & Sherrerd, LLP; Pilgrim Baxter & Associates, Ltd.; and T. Rowe Price Associates, Inc. The Advisers for the Aggressive Growth Portfolio are Janus Capital Corporation; SunAmerica; and Warburg, Pincus Asset Management, Inc. The Advisers for the Large-Cap Blend Portfolio are Lazard Asset Management; SunAmerica; and
T. Rowe Price Associates, Inc. Effective April 1, 1998 Morgan Stanley Asset Management, Inc. assumed the role as subadviser from SunAmerica. The Advisers for the Large-Cap Value Portfolio are David L. Babson & Co., Inc.; Davis Selected Advisers, L.P; and Wellington Management. The Advisers for the Value Portfolio are Davis Selected Advisers, L.P.; Neuberger & Berman, LLC.; and Strong Capital Management, Inc. The Advisers for the Small-Cap Value are Berger Associates, Inc.; Lazard Asset Management; and The Glenmede Trust Company. The Advisers for the International Equity Portfolio are Rowe Price-Fleming International, Inc.; Strong Capital Management, Inc.; and Warburg, Pincus Counsellors, Inc. Effective March 1, 1998 Bankers Trust Company assumed the role as subadvisor from Strong Capital Management, Inc. Each Adviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Adviser. For the six months ended April 30, 1998, SunAmerica paid the Advisers for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio: Large-Cap Growth Portfolio, .59%; Mid-Cap Growth Portfolio, .50%; Aggressive Growth Portfolio, .40%; Large-Cap Blend Portfolio, .34%; Large-Cap Value Portfolio,
 .41%; Value Portfolio, .50%; Small-Cap Value Portfolio, .55% and International Equity Portfolio, .65%.

                                                  [STYLE SELECT SERIES(SM) LOGO]

SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average net assets: Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Large-Cap Blend Portfolio, Large-Cap Value Portfolio, Value Portfolio and Small-Cap Value Portfolio 1.78% for Class A shares and 2.43% for Class B shares and Class C shares, respectively. International Equity Portfolio 2.03% for Class A shares and 2.68% for Class B and Class C shares. Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio 1.21% for Class Z shares. Prior to June 17, 1997, SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below an annual rate of 1.90% of the average daily net assets of Class A and 2.55% of the average daily net assets of Class B and Class C shares for the Mid-Cap Growth Portfolio, Aggressive Growth Portfolio and Value Portfolio, and 2.15% of the average daily net assets of Class A shares and 2.80% of the average daily net asets of Class B and Class C shares for the International Equity Portfolio. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

For the six months ended April 30, 1998 expenses previously waived or reimbursed by SAAMCO that are subject to recoupment are as follows:

                                 MANAGEMENT    OTHER
                                    FEES      EXPENSES
                                 REIMBURSED  REIMBURSED
                                 ----------  ----------
Large-Cap Growth A.............   $ 62,500    $     --
Large-Cap Growth B.............     20,458       6,234
Large-Cap Growth C.............      4,061       8,822
Mid-Cap Growth A...............     36,039       4,830
Mid-Cap Growth B...............     77,280       8,636
Mid-Cap Growth C...............     11,967       4,785
Aggressive Growth A............     78,977         840
Aggressive Growth B............    101,302       5,614
Aggressive Growth C............     13,791       4,327
Aggressive Growth Z............         --       1,289
Large-Cap Blend A..............     64,670          --
Large-Cap Blend B..............     19,043       6,962
Large-Cap Blend C..............      2,187       9,236
Large-Cap Value A..............         49       1,786
Large-Cap Value B..............     33,537       4,021

                                 MANAGEMENT    OTHER
                                    FEES      EXPENSES
                                 REIMBURSED  REIMBURSED
                                 ----------  ----------

Large-Cap Value C..............   $  4,457    $  8,716
Large-Cap Value Z..............         --         693
Value A........................     91,823       3,354
Value B........................    147,373      17,623
Value C........................     16,153       9,168
Value Z........................         --       1,287
Small-Cap Value A..............     42,947       2,080
Small-Cap Value B..............     40,314       2,000
Small-Cap Value C..............      7,347       8,149
Small-Cap Value Z..............         --       1,290
International Equity A.........     53,411       6,040
International Equity B.........    101,324      15,611
International Equity C.........     12,463       5,488
International Equity Z.........         --       1,153

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ('SACS' or the 'Distributor'), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the 'Plan') in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ('distribution expenses') in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the 'Class A Plan,' the 'Class B Plan' and the 'Class C Plan.' In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

58

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

Under the Class A Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10% of average daily net assets of such Portfolio's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from a Portfolio at the annual rate of up to 0.75% of the average daily net assets of such Portfolio's Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans also provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 1998, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 1998, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers), Class B and Class C redemptions are as follows:

                                                                                   CLASS B      CLASS C
                                                     CLASS A                     -----------  -----------
                                    ------------------------------------------   CONTINGENT   CONTINGENT
                                                  AFFILIATED    NON-AFFILIATED    DEFERRED     DEFERRED
                                      SALES        BROKER-         BROKER-          SALES        SALES
                                     CHARGES       DEALERS         DEALERS         CHARGES      CHARGES
                                    ----------    ----------    --------------   -----------  -----------
Large-Cap Growth Portfolio.......   $  284,491     $  59,550      $  188,538      $   2,072    $     130
Mid-Cap Growth Portfolio.........      375,878        94,924         228,226         44,573        4,401
Aggressive Growth Portfolio......      457,454       177,925         222,410         62,972        3,896
Large-Cap Blend Portfolio........      321,999        83,042         200,154          9,484          140
Large-Cap Value Portfolio........      449,764        98,009         296,620          8,713          495
Value Portfolio..................    1,801,744       425,251       1,153,637        102,137        5,869
Small-Cap Value Portfolio........      643,522       128,835         436,790         22,584          399
International Equity Portfolio...      209,826        85,539          98,447         67,394        3,730

The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ('SAFS'), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the six months ended April 30, 1998, the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                   PAYABLE
                                               EXPENSE                         APRIL 30, 1998
                                    -----------------------------       -----------------------------
                                    CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                    -------    -------    -------       -------    -------    -------
Large-Cap Growth Portfolio.......   $21,981    $ 7,397    $ 1,468       $ 2,808    $ 2,438    $   529
Mid-Cap Growth Portfolio.........    24,704     47,421      6,716         5,265      9,646      1,411
Aggressive Growth Portfolio......    48,946     62,398      7,888         9,752     12,634      1,626
Large-Cap Blend Portfolio........    23,061      7,013        805         3,328      2,045        266

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                                                                   PAYABLE
                                               EXPENSE                         APRIL 30, 1998
                                    -----------------------------       -----------------------------
                                    CLASS A    CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                    -------    -------    -------       -------    -------    -------
Large-Cap Value Portfolio........   $16,678    $11,769    $ 2,044       $ 1,877    $ 3,736    $   668
Value Portfolio..................    71,012    107,503     13,661        15,452     21,877      2,956
Small-Cap Value Portfolio........    15,235     15,220      2,803         2,640      4,303        826
International Equity Portfolio...    26,437     48,620      5,537         4,675      8,968      1,136

Note 5. Purchases and Sales of Investment Securities

The aggregate cost of purchase and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the six months ended April 30, 1998 were as follows:

                         LARGE-CAP       MID-CAP       AGGRESSIVE      LARGE-CAP
                           GROWTH        GROWTH          GROWTH          BLEND
                         PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ----------    -----------    ------------    -----------
Aggregate purchases...   $7,105,284    $55,406,985    $104,955,077    $16,044,716
                         ----------    -----------    ------------    -----------
                         ----------    -----------    ------------    -----------
Aggregate sales.......   $5,065,673    $39,202,051    $ 80,576,226    $14,025,688
                         ----------    -----------    ------------    -----------
                         ----------    -----------    ------------    -----------

                          LARGE-CAP                     SMALL-CAP     INTERNATIONAL
                            VALUE          VALUE          VALUE         EQUITY
                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                         -----------    -----------    -----------    -----------
Aggregate purchases...   $10,736,496    $96,808,386    $26,155,550    $58,365,192
                         -----------    -----------    -----------    -----------
                         -----------    -----------    -----------    -----------
Aggregate sales.......   $ 3,866,153    $29,720,989    $ 7,002,936    $51,826,829
                         -----------    -----------    -----------    -----------
                         -----------    -----------    -----------    -----------

Note 6. Transactions with Affiliates

The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                                                                      INTERNATIONAL
                                                 MID-CAP GROWTH    LARGE-CAP BLEND    LARGE-CAP VALUE      VALUE         EQUITY
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                 --------------    ---------------    ---------------    ---------    -------------
Morgan Stanley & Co., Inc.....................        $954              $  --               $--           $     --       $    --
Lazard Freres & Co. LLC.......................          --                270                --                 --            --
Shelby Cullom Davis & Co. ....................          --                 --                36              2,772            --
Neuburger & Berman LLC........................          --                 --                --             42,237            --
Bowe-Price Fleming International, Inc. .......          --                 --                --                 --        18,208

Note 7. Federal Income Taxes

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to their shareholders. Therefore, no federal tax provision is required.

60

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, for federal income tax purposes were as follows:

                            LARGE-CAP       MID-CAP       AGGRESSIVE      LARGE-CAP
                             GROWTH         GROWTH          GROWTH          BLEND
                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                           -----------    -----------    ------------    -----------
Cost....................   $27,061,291    $78,845,128    $106,239,386    $28,674,071
                           -----------    -----------    ------------    -----------
                           -----------    -----------    ------------    -----------
Appreciation............   $ 4,922,681    $17,270,520    $ 31,314,055    $ 2,674,681
Depreciation............      (386,504)    (1,248,311)     (1,453,627)      (721,721)
                           -----------    -----------    ------------    -----------
Net unrealized
  appreciation..........   $ 4,536,177    $16,022,209    $ 29,860,428    $ 1,952,960
                           -----------    -----------    ------------    -----------
                           -----------    -----------    ------------    -----------

                            LARGE-CAP                      SMALL-CAP      INTERNATIONAL
                              VALUE          VALUE           VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                           -----------    ------------    ------------    -----------
Cost....................   $33,522,683    $198,149,326    $ 45,536,001    $74,229,946
                           -----------    ------------    ------------    -----------
                           -----------    ------------    ------------    -----------
Appreciation............   $ 3,151,608    $ 35,374,414    $  3,310,211    $11,478,007
Depreciation............      (575,594)     (4,445,675)     (1,582,939)    (3,572,582)
                           -----------    ------------    ------------    -----------
Net unrealized
  appreciation..........   $ 2,576,014    $ 30,928,739    $  1,727,272    $ 7,905,425
                           -----------    ------------    ------------    -----------
                           -----------    ------------    ------------    -----------

For the six months ended April 30, 1998, Large-Cap Growth and Large-Cap Blend had capital loss carryforwards of $159,379 and $13,688, respectively, which are available to the extent provided in the regulations and which will expire 2005.

Note 8. Open Forward Currency Contracts

At April 30, 1998, the International Equity Portfolio held forward foreign currency exchange contracts ('forward contracts') in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts. International Equity Portfolio held the following forward currency contracts at April 30, 1998.

                                                    GROSS
   CONTRACT               IN          DELIVERY    UNREALIZED
  TO DELIVER         EXCHANGE FOR       DATE     APPRECIATION
-----------------   ---------------   --------   -----------
*GBP      774,593   USD   1,300,000   5/12/98     $   5,091
*USD    1,276,220   GBP     774,593   5/12/98        18,689
 MYR      314,000   USD      83,827   5/29/98           242
 JPY  378,500,000   USD   2,979,728   5/29/98       107,234
*JPY   24,000,000   USD     188,939   5/29/98         6,800
*JPY   70,000,000   USD     551,073   5/29/98        19,832
*USD      529,237   JPY  70,000,000   5/29/98         2,004
*JPY  144,543,500   USD   1,150,000   6/12/98        50,966
*USD      455,353   SGD     759,528   6/17/98        23,933
                                                 -----------
                                                    234,791
                                                 -----------


                                                 GROSS
   CONTRACT              IN          DELIVERY   UNREALIZED
  TO DELIVER        EXCHANGE FOR       DATE     DEPRECIATION
----------------  ----------------   --------   -----------
 DEM     940,000  USD      512,111   5/29/98    $ (12,552)
*USD     185,816  JPY   24,000,000   5/29/98       (3,676)
*USD   1,185,657  JPY  144,543,500   6/12/98      (86,624)
*SGD     759,528  USD      440,000   6/17/98      (39,286)
                                              -----------
                                                 (142,138)
                                              -----------
Net Appreciation...........................     $  92,653
                                              -----------
                                              -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

------------------
* Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

DEM  --  Deutsche Mark
GBP  --  Pound Sterling
JPY  --  Japanese Yen
MYR  --  Malaysian Ringgit
SGD  --  Singapore Dollar
USD  --  United States Dollar

Note 9. Capital Share Transactions

For the six months ended April 30, 1998, SunAmerica Inc. owned shares in each class as follows:

                                                                                    PERCENTAGE
                                                 SHARES                            OF NET ASSETS
                                    --------------------------------       -----------------------------
                                     CLASS A      CLASS B    CLASS C       CLASS A    CLASS B    CLASS C
                                    ----------    -------    -------       -------    -------    -------
Large-Cap Growth Portfolio.......           --      8,000      3,666            --%      .35%       .16%
Mid-Cap Growth Portfolio.........        1,000      1,000         --           .02       .02         --
Aggressive Growth Portfolio......        1,007      1,007         --           .01       .01         --
Large-Cap Blend Portfolio........      551,254      8,000      8,000         24.99       .36        .36
Large-Cap Value Portfolio........           --      8,000         --            --       .38         --
Value Portfolio..................        1,038      1,038         --           .01       .01         --
Small-Cap Value Portfolio........           --      8,000         --            --       .23         --
International Equity Portfolio...        1,019      1,019         --           .02       .02         --

Transactions in shares of each class of each series were as follows:

                                    LARGE-CAP GROWTH PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    516,614  $  6,618,404   2,056,806  $ 25,693,489
Reinvested dividends...         --            --          --            --
Shares redeemed........ (1,575,926)  (20,457,254)    (53,919)     (661,012)
                        ----------  ------------  ----------  ------------
Net increase
  (decrease)........... (1,059,312) $(13,838,850)  2,002,887  $ 25,032,477
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                                          CLASS B
                       ---------------------------------------------

                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED        OCTOBER 15, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............1,050,607 $13,521,157     65,591  $   793,598
Reinvested dividends...       --          --         --           --
Shares redeemed........  (18,641)    (248,279)        --          --
                       --------- -----------  ---------  -----------
Net increase
  (decrease)...........1,031,966 $13,272,878     65,591  $   793,598
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    239,639  $  3,105,500      14,084  $    172,781
Reinvested dividends...         --            --          --            --
Shares redeemed........     (8,509)     (111,127)         --            --
                        ----------  ------------  ----------  ------------
Net increase...........    231,130  $  2,994,373      14,084  $    172,781
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

62

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

                                     MID-CAP GROWTH PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED         NOVEMBER 19, 1996
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    729,344  $ 11,055,852   3,264,892  $ 40,663,001
Reinvested dividends...         --            --          --            --
Shares redeemed........   (176,572)   (2,581,577) (1,923,538)  (25,255,844)
                        ----------  ------------  ----------  ------------
Net increase...........    552,772  $  8,474,275   1,341,354  $ 15,407,157
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------
                                          CLASS B
                       ---------------------------------------------
                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED       NOVEMBER 19, 1996
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............1,188,670 $17,492,795  2,969,116  $37,170,139
Reinvested dividends...       --          --         --           --
Shares redeemed........ (394,861)  (5,826,009)  (384,034)  (4,559,436)
                       --------- -----------  ---------  -----------
Net increase...........  793,809 $11,666,786  2,621,082  $32,610,703
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------
                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED           MARCH 6, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    476,195  $  6,976,256     458,834  $  5,975,048
Reinvested dividends...         --            --          --            --
Shares redeemed........   (302,359)   (4,429,080)   (115,441)   (1,596,837)
                        ----------  ------------  ----------  ------------
Net increase...........    173,836  $  2,547,176     343,493  $  4,378,211
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

                                        AGGRESSIVE GROWTH
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED         NOVEMBER 19, 1996
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    920,439  $ 15,220,840   3,856,767  $ 52,508,769
Reinvested dividends...     15,149       232,082          --            --
Shares redeemed........   (340,716)   (5,665,072) (1,433,429)  (22,546,557)
                        ----------  ------------  ----------  ------------
Net increase...........    594,872  $  9,787,850   2,423,338  $ 29,962,212
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                                          CLASS B
                       ---------------------------------------------

                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED       NOVEMBER 19, 1996
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............1,230,018 $20,337,866  3,420,491  $48,609,878
Reinvested dividends...   21,234     323,184         --           --
Shares redeemed........ (320,531)  (5,268,425)  (345,988)  (5,157,472)
                       --------- -----------  ---------  -----------
Net increase...........  930,721 $15,392,625  3,074,503  $43,452,406
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED           MARCH 6, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    199,452  $  3,271,748     411,297  $  5,980,151
Reinvested dividends...      1,904        28,983          --            --
Shares redeemed........    (60,785)     (997,338)    (35,505)     (512,718)
                        ----------  ------------  ----------  ------------
Net increase...........    140,571  $  2,303,393     375,792  $  5,467,433
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                              CLASS Z
                       ---------------------

                          FOR THE PERIOD
                          APRIL 1, 1998*
                              THROUGH
                          APRIL 30, 1998
                            (UNAUDITED)
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
Shares sold............    1,457 $    26,581
Reinvested dividends...       --          --
Shares redeemed........       --          --
                       --------- -----------
Net increase...........    1,457 $    26,581
                       --------- -----------
                       --------- -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                         LARGE-CAP BLEND
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    469,120  $  6,138,464   2,050,665  $ 25,623,294
Reinvested dividends...         --            --          --            --
Shares redeemed........ (1,199,191)  (15,704,724)    (80,670)     (990,000)
                        ----------  ------------  ----------  ------------
Net increase
  (decrease)...........   (730,071) $ (9,566,260)  1,969,995  $ 24,633,294
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

                                          CLASS B
                       ---------------------------------------------
                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED        OCTOBER 15, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............  813,497 $10,572,920     78,691  $   969,619
Reinvested dividends...       --          --         --           --
Shares redeemed........  (39,298)    (530,858)        --          --
                       --------- -----------  ---------  -----------
Net increase
  (decrease)...........  774,199 $10,042,062     78,691  $   969,619
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    103,395  $  1,364,802      11,932  $    148,672
Reinvested dividends...         --            --          --            --
Shares redeemed........     (2,310)      (30,696)         --            --
                        ----------  ------------  ----------  ------------
Net increase...........    101,085  $  1,334,106      11,932  $    148,672
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

* Inception of the class

                                    LARGE-CAP VALUE PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    760,642  $  9,671,178   2,100,495  $ 26,218,938
Reinvested dividends...         --            --          --            --
Shares redeemed........ (1,926,242)  (23,979,477)   (141,051)   (1,698,383)
                        ----------  ------------  ----------  ------------
Net increase
  (decrease)........... (1,165,600) $(14,308,299)  1,959,444  $ 24,520,555
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                                          CLASS B
                       ---------------------------------------------

                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED        OCTOBER 15, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............1,597,973 $20,321,186    111,740  $ 1,361,527
Reinvested dividends...       --          --         --           --
Shares redeemed........ (125,938)  (1,668,006)        --          --
                       --------- -----------  ---------  -----------
Net increase
  (decrease)...........1,472,035 $18,653,180    111,740  $ 1,361,527
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    290,819  $  3,669,584      14,544  $    178,760
Reinvested dividends...         --            --          --            --
Shares redeemed........    (14,399)     (178,186)         --            --
                        ----------  ------------  ----------  ------------
Net increase...........    276,420  $  3,491,398      14,544  $    178,760
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                              CLASS Z
                       ---------------------
                           FOR THE PERIOD
                          APRIL 1, 1998*
                              THROUGH
                          APRIL 30, 1998
                            (UNAUDITED)
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
Shares sold............    1,715 $    23,905
Reinvested dividends...       --          --
Shares redeemed........       --          --
                       --------- -----------
Net increase...........    1,715 $    23,905
                       --------- -----------
                       --------- -----------

64

[STYLE SELECT SERIES(SM) LOGO]

NOTES TO FINANCIAL STATEMENTS -- April 30, 1998 (unaudited) -- (continued)

                                         VALUE PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED         NOVEMBER 19, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............  2,220,596  $ 36,634,921   4,671,463  $ 65,290,119
Reinvested dividends...    113,683     1,775,725          --            --
Shares redeemed........   (376,009)   (6,249,341) (1,665,401)  (26,013,487)
                        ----------  ------------  ----------  ------------
Net increase...........  1,958,270  $ 32,161,305   3,006,062  $ 39,276,632
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

                                          CLASS B
                       ---------------------------------------------
                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED       NOVEMBER 19, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............2,488,098 $40,808,271  5,001,111  $73,400,374
Reinvested dividends...  181,420   2,813,830         --           --
Shares redeemed........ (400,120)  (6,570,162)  (155,252) $(2,394,393)
                       --------- -----------  ---------  -----------
Net increase...........2,269,398 $37,051,939  4,845,859  $71,005,981
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED         NOVEMBER 19, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    427,904  $  6,984,466     633,085  $  9,591,079
Reinvested dividends...     16,910       262,283          --            --
Shares redeemed........    (73,128)   (1,226,003)    (46,506)     (698,146)
                        ----------  ------------  ----------  ------------
Net increase...........    371,686  $  6,020,746     586,579  $  8,892,993
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

                              CLASS Z
                       ---------------------
                          FOR THE PERIOD
                          APRIL 1, 1998*
                              THROUGH
                          APRIL 30, 1998
                            (UNAUDITED)
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
Shares sold............    3,474 $    61,416
Reinvested dividends...       --          --
Shares redeemed........       --          --
                       --------- -----------
Net increase...........    3,474 $    61,416
                       --------- -----------
                       --------- -----------

* Inception of the class

                                    SMALL-CAP VALUE PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............  1,072,166  $ 13,663,861   2,177,614  $ 27,190,002
Reinvested dividends...         --            --          --            --
Shares redeemed........ (1,681,975)  (20,653,821)   (419,530)   (5,174,050)
                        ----------  ------------  ----------  ------------
Net increase
  (decrease)...........   (609,809) $ (6,989,960)  1,758,084  $ 22,015,952
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------
                                          CLASS B
                       ---------------------------------------------
                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED        OCTOBER 15, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............1,702,506 $21,480,346    256,511  $ 3,168,460
Reinvested dividends...       --          --         --           --
Shares redeemed........  (76,729)    (981,686)       (28)        (345)
                       --------- -----------  ---------  -----------
Net increase
  (decrease)...........1,625,777 $20,498,660    256,483  $ 3,168,115
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------
                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED          OCTOBER 15, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    366,816  $  4,650,885      43,289  $    536,921
Reinvested dividends...         --            --          --            --
Shares redeemed........    (24,979)     (313,164)         --            --
                        ----------  ------------  ----------  ------------
Net increase...........    341,837  $  4,337,721      43,289  $    536,921
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                              CLASS Z
                       ---------------------
                          FOR THE PERIOD
                          APRIL 1, 1998*
                              THROUGH
                          APRIL 30, 1998
                            (UNAUDITED)
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
Shares sold............    1,708 $    23,206
Reinvested dividends...       --          --
Shares redeemed........       --          --
                       --------- -----------
Net increase...........    1,708 $    23,206
                       --------- -----------
                       --------- -----------

                                                  [STYLE SELECT SERIES(SM) LOGO]

                                  INTERNATIONAL EQUITY PORTFOLIO
                        --------------------------------------------------
                                             CLASS A
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED         NOVEMBER 19, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    508,860  $  6,528,424   3,085,642  $ 39,324,047
Shares issued in
  acquisition of the
  Global Balanced Fund
  (Note 2).............         --            --     495,830     6,693,711
Reinvested dividends...     34,215       406,818          --            --
Shares redeemed........   (590,794)   (7,468,183) (1,626,511)  (21,418,365)
                        ----------  ------------  ----------  ------------
Net increase
  (decrease)...........    (47,719) $   (532,941)  1,954,961  $ 24,599,393
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------

                                          CLASS B
                       ---------------------------------------------
                              FOR THE             FOR THE PERIOD
                         SIX MONTHS ENDED       NOVEMBER 19, 1997
                          APRIL 30, 1998             THROUGH
                            (UNAUDITED)          OCTOBER 31, 1997
                       ---------------------  ----------------------
                        SHARES     AMOUNT      SHARES      AMOUNT
                       --------- -----------  ---------  -----------
Shares sold............  759,872 $ 9,615,820  2,566,019  $33,369,226
Shares issued in
  acquisition of the
  Global Balanced Fund
  (Note 2).............       --          --  1,063,431   14,271,238
Reinvested dividends...   58,618     691,698         --           --
Shares redeemed........ (595,414)  (7,459,308)  (183,548)  (2,395,962)
                       --------- -----------  ---------  -----------
Net increase
  (decrease)...........  223,076 $ 2,848,210  3,445,902  $45,244,502
                       --------- -----------  ---------  -----------
                       --------- -----------  ---------  -----------

                        --------------------------------------------------
                                             CLASS C
                        --------------------------------------------------
                                FOR THE                FOR THE PERIOD
                            SIX MONTHS ENDED           MARCH 6, 1997
                             APRIL 30, 1998               THROUGH
                              (UNAUDITED)             OCTOBER 31, 1997
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares sold............    181,839  $  2,303,893     404,951  $  5,319,147
Reinvested dividends...      3,865        45,600          --
Shares redeemed........    (71,008)     (889,135)    (44,682)     (586,462)
                        ----------  ------------  ----------  ------------
Net increase...........    114,696  $  1,460,358     360,269  $  4,732,685
                        ----------  ------------  ----------  ------------
                        ----------  ------------  ----------  ------------


                              CLASS Z
                       ---------------------
                          FOR THE PERIOD
                          APRIL 6, 1998*
                              THROUGH
                          APRIL 30, 1998
                            (UNAUDITED)
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
Shares sold............      751 $    10,291
Reinvested dividends...       --          --
Shares redeemed........       --          --
                       --------- -----------
Net increase...........      751 $    10,291
                       --------- -----------
                       --------- -----------

* Inception of the class

Note 10. Directors' Retirement Plan

The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the 'Retirement Plan') effective January 1, 1993 for the unafilliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an 'Eligible Director') retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of April 30, 1998, Large-Cap Growth Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Large-Cap Blend Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio, and International Equity Portfolio had accrued $312, $1,540, $2,077, $325, $309, $2,654, $310, $3,926, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and as of April 30, 1998 expensed $312, $896, $1,316, $325, $309, $1,975, $310,
$974, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

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